UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Value Discovery Fund Class K Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	3.8	3.1
Wells Fargo & Co.	3.7	2.5
JPMorgan Chase & Co.	3.4	3.4
General Electric Co.	2.5	2.8
U.S. Bancorp	2.3	1.7
Chevron Corp.	2.2	2.1
Amgen, Inc.	2.2	2.1
Apple, Inc.	1.9	2.4
Alphabet, Inc. Class A	1.9	2.0
Cisco Systems, Inc.	1.8	1.7
	25.7

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.0	25.6
Health Care	14.6	16.9
Information Technology	14.1	16.7
Consumer Discretionary	10.1	9.6
Energy	10.0	8.2

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	93.7%
Short-Term Investments and Net Other Assets (Liabilities)	6.3%

 * Foreign investments - 23.4%

As of July 31, 2016*
Stocks	93.1%
Short-Term Investments and Net Other Assets (Liabilities)	6.9%

 * Foreign investments - 19.8%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.5%
Hyundai Mobis	49,176	$10,333,649
Media - 7.9%
CBS Corp. Class B	418,800	27,008,412
Charter Communications, Inc. Class A (a)	41,029	13,291,345
Corus Entertainment, Inc. Class B (non-vtg.) (b)	787,100	7,815,049
Discovery Communications, Inc. Class A (a)(b)	702,900	19,927,215
John Wiley & Sons, Inc. Class A	271,185	14,942,294
Lions Gate Entertainment Corp.:
Class A (b)	242,200	6,968,094
Class B (a)	748,421	20,050,199
Time Warner, Inc.	241,000	23,340,850
Twenty-First Century Fox, Inc. Class A	764,600	23,993,148
Viacom, Inc. Class B (non-vtg.)	435,000	18,330,900
		175,667,506
Specialty Retail - 0.2%
Cabela's, Inc. Class A (a)	38,100	2,129,409
GNC Holdings, Inc.	318,506	2,825,148
		4,954,557
Textiles, Apparel & Luxury Goods - 1.5%
Christian Dior SA	67,300	14,439,257
PVH Corp.	195,200	18,311,712
		32,750,969

TOTAL CONSUMER DISCRETIONARY		223,706,681

CONSUMER STAPLES - 4.3%
Beverages - 0.7%
C&C Group PLC	3,655,110	15,597,318
Food & Staples Retailing - 1.7%
CVS Health Corp.	346,700	27,323,427
Wal-Mart Stores, Inc.	149,500	9,977,630
		37,301,057
Food Products - 1.4%
Seaboard Corp.	1,924	7,407,400
The J.M. Smucker Co.	168,021	22,825,653
		30,233,053
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	183,900	11,351,767

TOTAL CONSUMER STAPLES		94,483,195

ENERGY - 10.0%
Energy Equipment & Services - 0.6%
BW Offshore Ltd. (a)	4,408,164	12,826,782
Oil, Gas & Consumable Fuels - 9.4%
BW LPG Ltd. (b)	902,929	4,597,816
Chevron Corp.	436,081	48,557,619
GasLog Ltd. (b)	355,400	5,935,180
GasLog Partners LP	983,700	22,526,730
Golar LNG Partners LP	786,500	19,489,470
Hoegh LNG Partners LP	585,100	11,438,705
Phillips 66 Co.	269,200	21,972,104
Suncor Energy, Inc.	586,900	18,203,484
Teekay Corp.	1,497,800	15,052,890
Teekay LNG Partners LP	1,010,815	18,396,833
Teekay Offshore Partners LP	3,678,400	21,371,504
		207,542,335

TOTAL ENERGY		220,369,117

FINANCIALS - 27.0%
Banks - 10.6%
JPMorgan Chase & Co.	899,141	76,094,303
SunTrust Banks, Inc.	460,600	26,171,292
U.S. Bancorp	952,900	50,170,185
Wells Fargo & Co.	1,453,837	81,894,638
		234,330,418
Capital Markets - 1.9%
Goldman Sachs Group, Inc.	169,300	38,823,876
GP Investments Ltd. Class A (depositary receipt) (a)	1,109,700	2,296,101
		41,119,977
Consumer Finance - 2.8%
Capital One Financial Corp.	208,482	18,219,242
Discover Financial Services	311,800	21,601,504
Synchrony Financial	613,900	21,989,898
		61,810,644
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. Class B (a)	513,831	84,340,219
Insurance - 5.5%
Allied World Assurance Co. Holdings AG	404,500	21,491,085
Allstate Corp.	272,000	20,457,120
Chubb Ltd.	170,700	22,445,343
FNF Group	323,820	11,450,275
FNFV Group (a)	390,433	5,075,629
Prudential PLC	726,495	14,078,572
The Travelers Companies, Inc.	223,913	26,372,473
		121,370,497
Mortgage Real Estate Investment Trusts - 2.4%
Agnc Investment Corp.	934,699	17,450,830
Annaly Capital Management, Inc.	1,912,295	19,543,655
MFA Financial, Inc.	2,130,464	16,809,361
		53,803,846

TOTAL FINANCIALS		596,775,601

HEALTH CARE - 14.6%
Biotechnology - 3.3%
Amgen, Inc.	304,900	47,771,732
Dyax Corp. rights 12/31/19 (a)	635,500	1,588,750
Shire PLC sponsored ADR	139,605	23,427,115
		72,787,597
Health Care Providers & Services - 4.5%
Aetna, Inc.	138,800	16,463,068
Anthem, Inc.	103,100	15,891,834
Cigna Corp.	260,400	38,075,688
McKesson Corp.	208,400	28,998,860
		99,429,450
Pharmaceuticals - 6.8%
Allergan PLC	151,700	33,205,613
Bayer AG	179,900	19,983,137
Johnson & Johnson	350,108	39,649,731
Sanofi SA sponsored ADR	596,600	24,329,348
SciClone Pharmaceuticals, Inc. (a)	105,000	1,065,750
Teva Pharmaceutical Industries Ltd. sponsored ADR	938,868	31,386,357
		149,619,936

TOTAL HEALTH CARE		321,836,983

INDUSTRIALS - 6.9%
Aerospace & Defense - 1.6%
United Technologies Corp.	312,600	34,282,842
Industrial Conglomerates - 2.5%
General Electric Co.	1,872,000	55,598,400
Machinery - 1.4%
Deere & Co.	297,290	31,824,895
Professional Services - 0.8%
Dun & Bradstreet Corp.	145,900	17,890,258
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	299,000	13,236,730

TOTAL INDUSTRIALS		152,833,125

INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 3.2%
Cisco Systems, Inc.	1,291,418	39,672,361
Harris Corp.	184,600	18,960,266
Juniper Networks, Inc.	465,600	12,468,768
		71,101,395
Electronic Equipment & Components - 1.5%
Dell Technologies, Inc. (a)	352,530	22,205,865
TE Connectivity Ltd.	158,302	11,769,754
		33,975,619
Internet Software & Services - 4.0%
Alphabet, Inc. Class A (a)	52,100	42,731,899
eBay, Inc. (a)	953,300	30,343,539
VeriSign, Inc. (a)(b)	186,600	14,967,186
		88,042,624
IT Services - 1.5%
Cognizant Technology Solutions Corp. Class A (a)	251,800	13,242,162
The Western Union Co.	997,800	19,536,924
		32,779,086
Semiconductors & Semiconductor Equipment - 0.4%
Lattice Semiconductor Corp. (a)	305,700	2,197,983
NXP Semiconductors NV (a)	68,800	6,732,080
		8,930,063
Software - 0.7%
Oracle Corp.	359,813	14,432,099
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	356,900	43,309,815
Samsung Electronics Co. Ltd.	11,116	19,044,114
		62,353,929

TOTAL INFORMATION TECHNOLOGY		311,614,815

MATERIALS - 3.5%
Chemicals - 2.9%
CF Industries Holdings, Inc.	405,245	14,301,096
LyondellBasell Industries NV Class A	259,200	24,175,584
Monsanto Co.	100,000	10,831,000
Syngenta AG sponsored ADR	75,000	6,378,000
Valspar Corp.	74,700	8,267,049
		63,952,729
Containers & Packaging - 0.6%
Graphic Packaging Holding Co.	1,019,800	12,757,698

TOTAL MATERIALS		76,710,427

REAL ESTATE - 0.8%
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	614,600	18,659,256
UTILITIES - 2.4%
Electric Utilities - 2.4%
DONG Energy A/S	168,300	6,369,475
Exelon Corp.	893,900	32,073,132
Xcel Energy, Inc.	364,300	15,052,876
		53,495,483
TOTAL COMMON STOCKS
(Cost $1,804,664,709)		2,070,484,683

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 0.62% (c)	144,796,018	144,824,977
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	36,829,362	36,836,728
TOTAL MONEY MARKET FUNDS
(Cost $181,639,116)		181,661,705
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $1,986,303,825)		2,252,146,388
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(42,989,037)
NET ASSETS - 100%		$2,209,157,351

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$308,080
Fidelity Securities Lending Cash Central Fund	107,458
Total	$415,538

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$223,706,681	$223,706,681	$--	$--
Consumer Staples	94,483,195	83,131,428	11,351,767	--
Energy	220,369,117	220,369,117	--	--
Financials	596,775,601	582,697,029	14,078,572	--
Health Care	321,836,983	300,265,096	19,983,137	1,588,750
Industrials	152,833,125	152,833,125	--	--
Information Technology	311,614,815	311,614,815	--	--
Materials	76,710,427	76,710,427	--	--
Real Estate	18,659,256	18,659,256	--	--
Utilities	53,495,483	53,495,483	--	--
Money Market Funds	181,661,705	181,661,705	--	--
Total Investments in Securities:	$2,252,146,388	$2,205,144,162	$45,413,476	$1,588,750

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.6%
Marshall Islands	4.9%
Switzerland	2.8%
Canada	2.3%
Ireland	2.2%
Netherlands	2.0%
France	1.8%
Israel	1.4%
Korea (South)	1.4%
Bermuda	1.2%
United Kingdom	1.2%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,773,980) — See accompanying schedule: Unaffiliated issuers (cost $1,804,664,709)	$2,070,484,683
Fidelity Central Funds (cost $181,639,116)	181,661,705
Total Investments (cost $1,986,303,825)		$2,252,146,388
Foreign currency held at value (cost $48,381)		48,381
Receivable for investments sold		984,787
Receivable for fund shares sold		2,838,205
Dividends receivable		1,237,716
Distributions receivable from Fidelity Central Funds		101,688
Prepaid expenses		3,101
Other receivables		5,786
Total assets		2,257,366,052
Liabilities
Payable for investments purchased	$7,311,518
Payable for fund shares redeemed	2,698,048
Accrued management fee	985,607
Other affiliated payables	336,676
Other payables and accrued expenses	44,106
Collateral on Securities Loaned	36,832,746
Total liabilities		48,208,701
Net Assets		$2,209,157,351
Net Assets consist of:
Paid in capital		$1,943,839,466
Distributions in excess of net investment income		(998,204)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		458,571
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		265,857,518
Net Assets		$2,209,157,351
Value Discovery:
Net Asset Value, offering price and redemption price per share ($2,076,720,017 ÷ 78,910,326 shares)		$26.32
Class K:
Net Asset Value, offering price and redemption price per share ($132,437,334 ÷ 5,033,177 shares)		$26.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$18,913,485
Income from Fidelity Central Funds		415,538
Total income		19,329,023
Expenses
Management fee
Basic fee	$5,433,304
Performance adjustment	(106,501)
Transfer agent fees	1,603,303
Accounting and security lending fees	304,467
Custodian fees and expenses	24,770
Independent trustees' fees and expenses	4,034
Registration fees	56,576
Audit	24,735
Legal	4,151
Miscellaneous	28,937
Total expenses before reductions	7,377,776
Expense reductions	(9,735)	7,368,041
Net investment income (loss)		11,960,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,438,644
Fidelity Central Funds	6,567
Foreign currency transactions	(12,772)
Total net realized gain (loss)		27,432,439
Change in net unrealized appreciation (depreciation) on: Investment securities	158,321,816
Assets and liabilities in foreign currencies	13,682
Total change in net unrealized appreciation (depreciation)		158,335,498
Net gain (loss)		185,767,937
Net increase (decrease) in net assets resulting from operations		$197,728,919

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,960,982	$24,620,028
Net realized gain (loss)	27,432,439	(25,059,512)
Change in net unrealized appreciation (depreciation)	158,335,498	26,981,029
Net increase (decrease) in net assets resulting from operations	197,728,919	26,541,545
Distributions to shareholders from net investment income	(23,479,663)	(29,737,484)
Distributions to shareholders from net realized gain	(411,905)	(18,889,095)
Total distributions	(23,891,568)	(48,626,579)
Share transactions - net increase (decrease)	100,161,989	555,360,338
Total increase (decrease) in net assets	273,999,340	533,275,304
Net Assets
Beginning of period	1,935,158,011	1,401,882,707
End of period	$2,209,157,351	$1,935,158,011
Other Information
Undistributed net investment income end of period	$–	$10,520,477
Distributions in excess of net investment income end of period	$(998,204)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Discovery Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.16	$24.99	$23.32	$19.93	$15.62	$14.98
Income from Investment Operations
Net investment income (loss)A	.15	.34	.66B	.31	.29	.22
Net realized and unrealized gain (loss)	2.31	(.38)C	1.35	3.34	4.29	.57
Total from investment operations	2.46	(.04)	2.01	3.65	4.58	.79
Distributions from net investment income	(.29)	(.47)	(.32)	(.26)	(.27)	(.15)
Distributions from net realized gain	(.01)	(.32)	(.02)	–	–	–
Total distributions	(.30)	(.79)	(.34)	(.26)	(.27)	(.15)
Net asset value, end of period	$26.32	$24.16	$24.99	$23.32	$19.93	$15.62
Total ReturnD,E	10.24%	.05%	8.68%	18.52%	29.72%	5.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.86%	.84%	.80%	.74%	.87%
Expenses net of fee waivers, if any	.75%H	.86%	.84%	.80%	.74%	.87%
Expenses net of all reductions	.75%H	.86%	.84%	.80%	.73%	.87%
Net investment income (loss)	1.20%H	1.46%	2.69%B	1.44%	1.66%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$2,076,720	$1,712,212	$1,205,423	$686,767	$454,974	$412,499
Portfolio turnover rateI	40%H	41%	45%	58%	55%	92%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.62%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Discovery Fund Class K

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.17	$24.99	$23.32	$19.93	$15.62	$14.99
Income from Investment Operations
Net investment income (loss)A	.16	.38	.69B	.34	.32	.25
Net realized and unrealized gain (loss)	2.31	(.38)C	1.34	3.34	4.29	.56
Total from investment operations	2.47	–D	2.03	3.68	4.61	.81
Distributions from net investment income	(.32)	(.50)	(.34)	(.29)	(.30)	(.18)
Distributions from net realized gain	(.01)	(.32)	(.02)	–	–	–
Total distributions	(.33)	(.82)	(.36)	(.29)	(.30)	(.18)
Net asset value, end of period	$26.31	$24.17	$24.99	$23.32	$19.93	$15.62
Total ReturnE,F	10.27%	.24%	8.80%	18.71%	29.97%	5.59%
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%I	.70%	.71%	.66%	.57%	.68%
Expenses net of fee waivers, if any	.63%I	.70%	.71%	.66%	.57%	.68%
Expenses net of all reductions	.63%I	.70%	.71%	.66%	.56%	.68%
Net investment income (loss)	1.32%I	1.62%	2.82%B	1.58%	1.83%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$132,437	$222,946	$196,460	$114,246	$71,212	$53,794
Portfolio turnover rateJ	40%I	41%	45%	58%	55%	92%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than .005%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, future contracts, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$328,828,862
Gross unrealized depreciation	(66,741,816)
Net unrealized appreciation (depreciation) on securities	$262,087,046
Tax cost	$1,990,059,342

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(11,723,546)
Long-term	(11,658,011)
Total capital loss carryforward	$(23,381,557)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $456,488,552 and $374,070,928, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .xx% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Discovery	$1,568,052.17
Class K	35,251.05
	$1,603,303

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14,644 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,166 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $107,458, including $564 from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $153. During the period, credits reduced each class' transfer agent expense as noted in the table below.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,582.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Value Discovery	$21,711,684	$24,729,091
Class K	1,767,979	5,008,393
Total	$23,479,663	$29,737,484
From net realized gain
Value Discovery	$386,628	$15,694,244
Class K	25,277	3,194,851
Total	$411,905	$18,889,095

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Value Discovery
Shares sold	16,387,948	39,797,389	$410,744,902	$921,588,433
Reinvestment of distributions	841,053	1,708,415	21,118,287	38,743,773
Shares redeemed	(9,192,665)	(18,870,552)	(227,659,812)	(437,632,015)
Net increase (decrease)	8,036,336	22,635,252	$204,203,377	$522,700,191
Class K
Shares sold	1,057,150	5,204,370	$26,233,351	$118,930,615
Reinvestment of distributions	71,873	361,938	1,793,256	8,203,244
Shares redeemed	(5,319,515)	(4,203,390)	(132,067,995)	(94,473,712)
Net increase (decrease)	(4,190,492)	1,362,918	$(104,041,388)	$32,660,147

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Value Discovery	.75%
Actual		$1,000.00	$1,102.40	$3.97
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class K	.63%
Actual		$1,000.00	$1,102.70	$3.34
Hypothetical-C		$1,000.00	$1,022.03	$3.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

FVD-K-SANN-0317
1.863362.108

Fidelity® Value Discovery Fund Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	3.8	3.1
Wells Fargo & Co.	3.7	2.5
JPMorgan Chase & Co.	3.4	3.4
General Electric Co.	2.5	2.8
U.S. Bancorp	2.3	1.7
Chevron Corp.	2.2	2.1
Amgen, Inc.	2.2	2.1
Apple, Inc.	1.9	2.4
Alphabet, Inc. Class A	1.9	2.0
Cisco Systems, Inc.	1.8	1.7
	25.7

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.0	25.6
Health Care	14.6	16.9
Information Technology	14.1	16.7
Consumer Discretionary	10.1	9.6
Energy	10.0	8.2

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	93.7%
Short-Term Investments and Net Other Assets (Liabilities)	6.3%

 * Foreign investments - 23.4%

As of July 31, 2016*
Stocks	93.1%
Short-Term Investments and Net Other Assets (Liabilities)	6.9%

 * Foreign investments - 19.8%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.5%
Hyundai Mobis	49,176	$10,333,649
Media - 7.9%
CBS Corp. Class B	418,800	27,008,412
Charter Communications, Inc. Class A (a)	41,029	13,291,345
Corus Entertainment, Inc. Class B (non-vtg.) (b)	787,100	7,815,049
Discovery Communications, Inc. Class A (a)(b)	702,900	19,927,215
John Wiley & Sons, Inc. Class A	271,185	14,942,294
Lions Gate Entertainment Corp.:
Class A (b)	242,200	6,968,094
Class B (a)	748,421	20,050,199
Time Warner, Inc.	241,000	23,340,850
Twenty-First Century Fox, Inc. Class A	764,600	23,993,148
Viacom, Inc. Class B (non-vtg.)	435,000	18,330,900
		175,667,506
Specialty Retail - 0.2%
Cabela's, Inc. Class A (a)	38,100	2,129,409
GNC Holdings, Inc.	318,506	2,825,148
		4,954,557
Textiles, Apparel & Luxury Goods - 1.5%
Christian Dior SA	67,300	14,439,257
PVH Corp.	195,200	18,311,712
		32,750,969

TOTAL CONSUMER DISCRETIONARY		223,706,681

CONSUMER STAPLES - 4.3%
Beverages - 0.7%
C&C Group PLC	3,655,110	15,597,318
Food & Staples Retailing - 1.7%
CVS Health Corp.	346,700	27,323,427
Wal-Mart Stores, Inc.	149,500	9,977,630
		37,301,057
Food Products - 1.4%
Seaboard Corp.	1,924	7,407,400
The J.M. Smucker Co.	168,021	22,825,653
		30,233,053
Tobacco - 0.5%
British American Tobacco PLC (United Kingdom)	183,900	11,351,767

TOTAL CONSUMER STAPLES		94,483,195

ENERGY - 10.0%
Energy Equipment & Services - 0.6%
BW Offshore Ltd. (a)	4,408,164	12,826,782
Oil, Gas & Consumable Fuels - 9.4%
BW LPG Ltd. (b)	902,929	4,597,816
Chevron Corp.	436,081	48,557,619
GasLog Ltd. (b)	355,400	5,935,180
GasLog Partners LP	983,700	22,526,730
Golar LNG Partners LP	786,500	19,489,470
Hoegh LNG Partners LP	585,100	11,438,705
Phillips 66 Co.	269,200	21,972,104
Suncor Energy, Inc.	586,900	18,203,484
Teekay Corp.	1,497,800	15,052,890
Teekay LNG Partners LP	1,010,815	18,396,833
Teekay Offshore Partners LP	3,678,400	21,371,504
		207,542,335

TOTAL ENERGY		220,369,117

FINANCIALS - 27.0%
Banks - 10.6%
JPMorgan Chase & Co.	899,141	76,094,303
SunTrust Banks, Inc.	460,600	26,171,292
U.S. Bancorp	952,900	50,170,185
Wells Fargo & Co.	1,453,837	81,894,638
		234,330,418
Capital Markets - 1.9%
Goldman Sachs Group, Inc.	169,300	38,823,876
GP Investments Ltd. Class A (depositary receipt) (a)	1,109,700	2,296,101
		41,119,977
Consumer Finance - 2.8%
Capital One Financial Corp.	208,482	18,219,242
Discover Financial Services	311,800	21,601,504
Synchrony Financial	613,900	21,989,898
		61,810,644
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. Class B (a)	513,831	84,340,219
Insurance - 5.5%
Allied World Assurance Co. Holdings AG	404,500	21,491,085
Allstate Corp.	272,000	20,457,120
Chubb Ltd.	170,700	22,445,343
FNF Group	323,820	11,450,275
FNFV Group (a)	390,433	5,075,629
Prudential PLC	726,495	14,078,572
The Travelers Companies, Inc.	223,913	26,372,473
		121,370,497
Mortgage Real Estate Investment Trusts - 2.4%
Agnc Investment Corp.	934,699	17,450,830
Annaly Capital Management, Inc.	1,912,295	19,543,655
MFA Financial, Inc.	2,130,464	16,809,361
		53,803,846

TOTAL FINANCIALS		596,775,601

HEALTH CARE - 14.6%
Biotechnology - 3.3%
Amgen, Inc.	304,900	47,771,732
Dyax Corp. rights 12/31/19 (a)	635,500	1,588,750
Shire PLC sponsored ADR	139,605	23,427,115
		72,787,597
Health Care Providers & Services - 4.5%
Aetna, Inc.	138,800	16,463,068
Anthem, Inc.	103,100	15,891,834
Cigna Corp.	260,400	38,075,688
McKesson Corp.	208,400	28,998,860
		99,429,450
Pharmaceuticals - 6.8%
Allergan PLC	151,700	33,205,613
Bayer AG	179,900	19,983,137
Johnson & Johnson	350,108	39,649,731
Sanofi SA sponsored ADR	596,600	24,329,348
SciClone Pharmaceuticals, Inc. (a)	105,000	1,065,750
Teva Pharmaceutical Industries Ltd. sponsored ADR	938,868	31,386,357
		149,619,936

TOTAL HEALTH CARE		321,836,983

INDUSTRIALS - 6.9%
Aerospace & Defense - 1.6%
United Technologies Corp.	312,600	34,282,842
Industrial Conglomerates - 2.5%
General Electric Co.	1,872,000	55,598,400
Machinery - 1.4%
Deere & Co.	297,290	31,824,895
Professional Services - 0.8%
Dun & Bradstreet Corp.	145,900	17,890,258
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	299,000	13,236,730

TOTAL INDUSTRIALS		152,833,125

INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 3.2%
Cisco Systems, Inc.	1,291,418	39,672,361
Harris Corp.	184,600	18,960,266
Juniper Networks, Inc.	465,600	12,468,768
		71,101,395
Electronic Equipment & Components - 1.5%
Dell Technologies, Inc. (a)	352,530	22,205,865
TE Connectivity Ltd.	158,302	11,769,754
		33,975,619
Internet Software & Services - 4.0%
Alphabet, Inc. Class A (a)	52,100	42,731,899
eBay, Inc. (a)	953,300	30,343,539
VeriSign, Inc. (a)(b)	186,600	14,967,186
		88,042,624
IT Services - 1.5%
Cognizant Technology Solutions Corp. Class A (a)	251,800	13,242,162
The Western Union Co.	997,800	19,536,924
		32,779,086
Semiconductors & Semiconductor Equipment - 0.4%
Lattice Semiconductor Corp. (a)	305,700	2,197,983
NXP Semiconductors NV (a)	68,800	6,732,080
		8,930,063
Software - 0.7%
Oracle Corp.	359,813	14,432,099
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	356,900	43,309,815
Samsung Electronics Co. Ltd.	11,116	19,044,114
		62,353,929

TOTAL INFORMATION TECHNOLOGY		311,614,815

MATERIALS - 3.5%
Chemicals - 2.9%
CF Industries Holdings, Inc.	405,245	14,301,096
LyondellBasell Industries NV Class A	259,200	24,175,584
Monsanto Co.	100,000	10,831,000
Syngenta AG sponsored ADR	75,000	6,378,000
Valspar Corp.	74,700	8,267,049
		63,952,729
Containers & Packaging - 0.6%
Graphic Packaging Holding Co.	1,019,800	12,757,698

TOTAL MATERIALS		76,710,427

REAL ESTATE - 0.8%
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	614,600	18,659,256
UTILITIES - 2.4%
Electric Utilities - 2.4%
DONG Energy A/S	168,300	6,369,475
Exelon Corp.	893,900	32,073,132
Xcel Energy, Inc.	364,300	15,052,876
		53,495,483
TOTAL COMMON STOCKS
(Cost $1,804,664,709)		2,070,484,683

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 0.62% (c)	144,796,018	144,824,977
Fidelity Securities Lending Cash Central Fund 0.65% (c)(d)	36,829,362	36,836,728
TOTAL MONEY MARKET FUNDS
(Cost $181,639,116)		181,661,705
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $1,986,303,825)		2,252,146,388
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(42,989,037)
NET ASSETS - 100%		$2,209,157,351

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$308,080
Fidelity Securities Lending Cash Central Fund	107,458
Total	$415,538

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$223,706,681	$223,706,681	$--	$--
Consumer Staples	94,483,195	83,131,428	11,351,767	--
Energy	220,369,117	220,369,117	--	--
Financials	596,775,601	582,697,029	14,078,572	--
Health Care	321,836,983	300,265,096	19,983,137	1,588,750
Industrials	152,833,125	152,833,125	--	--
Information Technology	311,614,815	311,614,815	--	--
Materials	76,710,427	76,710,427	--	--
Real Estate	18,659,256	18,659,256	--	--
Utilities	53,495,483	53,495,483	--	--
Money Market Funds	181,661,705	181,661,705	--	--
Total Investments in Securities:	$2,252,146,388	$2,205,144,162	$45,413,476	$1,588,750

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.6%
Marshall Islands	4.9%
Switzerland	2.8%
Canada	2.3%
Ireland	2.2%
Netherlands	2.0%
France	1.8%
Israel	1.4%
Korea (South)	1.4%
Bermuda	1.2%
United Kingdom	1.2%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	1.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,773,980) — See accompanying schedule: Unaffiliated issuers (cost $1,804,664,709)	$2,070,484,683
Fidelity Central Funds (cost $181,639,116)	181,661,705
Total Investments (cost $1,986,303,825)		$2,252,146,388
Foreign currency held at value (cost $48,381)		48,381
Receivable for investments sold		984,787
Receivable for fund shares sold		2,838,205
Dividends receivable		1,237,716
Distributions receivable from Fidelity Central Funds		101,688
Prepaid expenses		3,101
Other receivables		5,786
Total assets		2,257,366,052
Liabilities
Payable for investments purchased	$7,311,518
Payable for fund shares redeemed	2,698,048
Accrued management fee	985,607
Other affiliated payables	336,676
Other payables and accrued expenses	44,106
Collateral on Securities Loaned	36,832,746
Total liabilities		48,208,701
Net Assets		$2,209,157,351
Net Assets consist of:
Paid in capital		$1,943,839,466
Distributions in excess of net investment income		(998,204)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		458,571
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		265,857,518
Net Assets		$2,209,157,351
Value Discovery:
Net Asset Value, offering price and redemption price per share ($2,076,720,017 ÷ 78,910,326 shares)		$26.32
Class K:
Net Asset Value, offering price and redemption price per share ($132,437,334 ÷ 5,033,177 shares)		$26.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$18,913,485
Income from Fidelity Central Funds		415,538
Total income		19,329,023
Expenses
Management fee
Basic fee	$5,433,304
Performance adjustment	(106,501)
Transfer agent fees	1,603,303
Accounting and security lending fees	304,467
Custodian fees and expenses	24,770
Independent trustees' fees and expenses	4,034
Registration fees	56,576
Audit	24,735
Legal	4,151
Miscellaneous	28,937
Total expenses before reductions	7,377,776
Expense reductions	(9,735)	7,368,041
Net investment income (loss)		11,960,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,438,644
Fidelity Central Funds	6,567
Foreign currency transactions	(12,772)
Total net realized gain (loss)		27,432,439
Change in net unrealized appreciation (depreciation) on: Investment securities	158,321,816
Assets and liabilities in foreign currencies	13,682
Total change in net unrealized appreciation (depreciation)		158,335,498
Net gain (loss)		185,767,937
Net increase (decrease) in net assets resulting from operations		$197,728,919

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,960,982	$24,620,028
Net realized gain (loss)	27,432,439	(25,059,512)
Change in net unrealized appreciation (depreciation)	158,335,498	26,981,029
Net increase (decrease) in net assets resulting from operations	197,728,919	26,541,545
Distributions to shareholders from net investment income	(23,479,663)	(29,737,484)
Distributions to shareholders from net realized gain	(411,905)	(18,889,095)
Total distributions	(23,891,568)	(48,626,579)
Share transactions - net increase (decrease)	100,161,989	555,360,338
Total increase (decrease) in net assets	273,999,340	533,275,304
Net Assets
Beginning of period	1,935,158,011	1,401,882,707
End of period	$2,209,157,351	$1,935,158,011
Other Information
Undistributed net investment income end of period	$–	$10,520,477
Distributions in excess of net investment income end of period	$(998,204)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Discovery Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.16	$24.99	$23.32	$19.93	$15.62	$14.98
Income from Investment Operations
Net investment income (loss)A	.15	.34	.66B	.31	.29	.22
Net realized and unrealized gain (loss)	2.31	(.38)C	1.35	3.34	4.29	.57
Total from investment operations	2.46	(.04)	2.01	3.65	4.58	.79
Distributions from net investment income	(.29)	(.47)	(.32)	(.26)	(.27)	(.15)
Distributions from net realized gain	(.01)	(.32)	(.02)	–	–	–
Total distributions	(.30)	(.79)	(.34)	(.26)	(.27)	(.15)
Net asset value, end of period	$26.32	$24.16	$24.99	$23.32	$19.93	$15.62
Total ReturnD,E	10.24%	.05%	8.68%	18.52%	29.72%	5.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.86%	.84%	.80%	.74%	.87%
Expenses net of fee waivers, if any	.75%H	.86%	.84%	.80%	.74%	.87%
Expenses net of all reductions	.75%H	.86%	.84%	.80%	.73%	.87%
Net investment income (loss)	1.20%H	1.46%	2.69%B	1.44%	1.66%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$2,076,720	$1,712,212	$1,205,423	$686,767	$454,974	$412,499
Portfolio turnover rateI	40%H	41%	45%	58%	55%	92%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.62%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Value Discovery Fund Class K

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$24.17	$24.99	$23.32	$19.93	$15.62	$14.99
Income from Investment Operations
Net investment income (loss)A	.16	.38	.69B	.34	.32	.25
Net realized and unrealized gain (loss)	2.31	(.38)C	1.34	3.34	4.29	.56
Total from investment operations	2.47	–D	2.03	3.68	4.61	.81
Distributions from net investment income	(.32)	(.50)	(.34)	(.29)	(.30)	(.18)
Distributions from net realized gain	(.01)	(.32)	(.02)	–	–	–
Total distributions	(.33)	(.82)	(.36)	(.29)	(.30)	(.18)
Net asset value, end of period	$26.31	$24.17	$24.99	$23.32	$19.93	$15.62
Total ReturnE,F	10.27%	.24%	8.80%	18.71%	29.97%	5.59%
Ratios to Average Net AssetsG,H
Expenses before reductions	.63%I	.70%	.71%	.66%	.57%	.68%
Expenses net of fee waivers, if any	.63%I	.70%	.71%	.66%	.57%	.68%
Expenses net of all reductions	.63%I	.70%	.71%	.66%	.56%	.68%
Net investment income (loss)	1.32%I	1.62%	2.82%B	1.58%	1.83%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$132,437	$222,946	$196,460	$114,246	$71,212	$53,794
Portfolio turnover rateJ	40%I	41%	45%	58%	55%	92%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than .005%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, future contracts, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$328,828,862
Gross unrealized depreciation	(66,741,816)
Net unrealized appreciation (depreciation) on securities	$262,087,046
Tax cost	$1,990,059,342

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(11,723,546)
Long-term	(11,658,011)
Total capital loss carryforward	$(23,381,557)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $456,488,552 and $374,070,928, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .xx% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Discovery	$1,568,052.17
Class K	35,251.05
	$1,603,303

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14,644 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,166 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $107,458, including $564 from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $153. During the period, credits reduced each class' transfer agent expense as noted in the table below.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $9,582.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Value Discovery	$21,711,684	$24,729,091
Class K	1,767,979	5,008,393
Total	$23,479,663	$29,737,484
From net realized gain
Value Discovery	$386,628	$15,694,244
Class K	25,277	3,194,851
Total	$411,905	$18,889,095

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Value Discovery
Shares sold	16,387,948	39,797,389	$410,744,902	$921,588,433
Reinvestment of distributions	841,053	1,708,415	21,118,287	38,743,773
Shares redeemed	(9,192,665)	(18,870,552)	(227,659,812)	(437,632,015)
Net increase (decrease)	8,036,336	22,635,252	$204,203,377	$522,700,191
Class K
Shares sold	1,057,150	5,204,370	$26,233,351	$118,930,615
Reinvestment of distributions	71,873	361,938	1,793,256	8,203,244
Shares redeemed	(5,319,515)	(4,203,390)	(132,067,995)	(94,473,712)
Net increase (decrease)	(4,190,492)	1,362,918	$(104,041,388)	$32,660,147

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Value Discovery	.75%
Actual		$1,000.00	$1,102.40	$3.97
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class K	.63%
Actual		$1,000.00	$1,102.70	$3.34
Hypothetical-C		$1,000.00	$1,022.03	$3.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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FVD-SANN-0317
1.783113.114

Fidelity® Low-Priced Stock Fund Class K Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	5.3	5.5
Seagate Technology LLC	3.2	2.2
Ross Stores, Inc.	3.0	2.7
Best Buy Co., Inc.	2.6	2.5
Metro, Inc. Class A (sub. vtg.)	2.1	2.5
Unum Group	2.0	1.4
Next PLC	1.8	2.4
AutoZone, Inc.	1.5	1.6
Aetna, Inc.	1.4	1.3
DCC PLC (United Kingdom)	1.4	1.6
	24.3

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.5	25.1
Information Technology	18.1	16.4
Financials	13.0	11.6
Health Care	12.0	12.3
Consumer Staples	8.6	8.7

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017 *
Stocks	91.4%
Short-Term Investments and Net Other Assets (Liabilities)	8.6%

 * Foreign investments - 42.2%

As of July 31, 2016 *
Stocks	88.3%
Short-Term Investments and Net Other Assets (Liabilities)	11.7%

 * Foreign investments - 39.9%

Investments January 31, 2017

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.5%
Auto Components - 1.2%
Adient PLC (a)	498,437	$31,646
ASTI Corp. (b)(c)	1,043,000	4,868
Cooper Tire & Rubber Co.	24,722	896
ElringKlinger AG (b)	797,600	14,116
G-Tekt Corp.	78,500	1,475
Gentex Corp.	2,900,000	60,581
Gentherm, Inc. (a)	498,697	17,654
Hi-Lex Corp.	1,508,500	39,506
INFAC Corp.	325,139	1,911
INZI Controls Co. Ltd. (c)	1,516,000	6,542
Motonic Corp. (c)	3,250,000	25,709
Murakami Corp. (c)	840,400	18,347
Nippon Seiki Co. Ltd.	2,834,500	61,103
Piolax, Inc. (c)	889,800	57,371
S&T Holdings Co. Ltd. (c)	859,329	12,573
Samsung Climate Control Co. Ltd. (c)	499,950	5,101
Sewon Precision Industries Co. Ltd. (c)	500,000	7,728
Shoei Co. Ltd.	294,900	6,759
SJM Co. Ltd. (c)	1,282,000	6,768
SJM Holdings Co. Ltd. (c)	1,332,974	6,019
Standard Motor Products, Inc.	98,000	4,887
Strattec Security Corp. (c)	245,625	7,565
Sungwoo Hitech Co. Ltd.	1,888,517	12,135
TBK Co. Ltd.	994,000	4,340
The Goodyear Tire & Rubber Co.	498,500	16,146
Yachiyo Industry Co. Ltd.	962,600	9,080
Yutaka Giken Co. Ltd. (c)	1,318,700	27,364
		468,190
Distributors - 0.2%
Central Automotive Products Ltd.	80,900	828
Chori Co. Ltd.	462,100	8,013
Nakayamafuku Co. Ltd. (c)	1,080,800	7,868
SPK Corp. (c)	272,200	6,008
Uni-Select, Inc. (c)	2,187,800	49,868
		72,585
Diversified Consumer Services - 0.4%
American Public Education, Inc. (a)	199,415	4,846
Apollo Education Group, Inc. Class A (non-vtg.) (a)	1,536,593	15,351
Clip Corp. (c)	292,200	2,394
Cross-Harbour Holdings Ltd.	2,492,000	3,544
Houghton Mifflin Harcourt Co. (a)	1,400,000	15,820
Meiko Network Japan Co. Ltd.	889,800	9,867
ServiceMaster Global Holdings, Inc. (a)	594,700	21,992
Shingakukai Co. Ltd.	155,000	773
Step Co. Ltd. (c)	1,156,600	14,382
Weight Watchers International, Inc. (a)(b)(c)	4,342,310	54,062
		143,031
Hotels, Restaurants & Leisure - 0.5%
Ark Restaurants Corp. (c)	196,920	4,444
BRONCO BILLY Co. Ltd. (b)	48,200	1,184
Create Restaurants Holdings, Inc.	1,200,000	10,490
El Pollo Loco Holdings, Inc. (a)(b)	498,437	6,206
Flanigans Enterprises, Inc.	74,200	1,788
Hiday Hidaka Corp. (c)	1,926,185	45,839
Hilton Grand Vacations, Inc. (a)	99,807	2,927
Ibersol SGPS SA	652,980	8,811
Ilg, Inc.	1,100,000	20,845
Intralot SA (a)	1,408,200	1,642
Koshidaka Holdings Co. Ltd.	633,780	13,017
Kura Corp. Ltd.	98,800	4,117
Nagacorp Ltd.	500,000	293
Ohsho Food Service Corp.	499,000	19,357
Sportscene Group, Inc. Class A (a)(c)	356,100	1,371
St. Marc Holdings Co. Ltd.	994,500	29,991
The Monogatari Corp.	221,300	8,026
The Restaurant Group PLC	6,978,000	25,720
Toridoll.corporation	98,400	2,147
		208,215
Household Durables - 3.0%
Abbey PLC (c)	1,906,700	28,404
Barratt Developments PLC (c)	77,569,400	466,151
Bellway PLC	4,203,800	131,363
D.R. Horton, Inc.	3,082,843	92,208
Dorel Industries, Inc. Class B (sub. vtg.)	2,841,000	78,598
Emak SpA	4,711,700	4,679
First Juken Co. Ltd. (c)	1,503,700	18,898
Helen of Troy Ltd. (a)(c)	2,346,217	218,902
Henry Boot PLC	3,495,300	9,102
Libbey, Inc.	800,000	13,688
NACCO Industries, Inc. Class A	189,592	13,982
P&F Industries, Inc. Class A (c)	337,248	2,944
PulteGroup, Inc.	897,300	19,301
Sanei Architecture Planning Co. Ltd. (c)	1,299,900	18,167
Stanley Furniture Co., Inc.	395,636	372
Token Corp. (c)	688,100	48,632
Toll Brothers, Inc. (a)	398,800	12,506
		1,177,897
Internet & Direct Marketing Retail - 0.2%
Belluna Co. Ltd. (c)	9,216,600	63,262
Liberty Interactive Corp. QVC Group Series A (a)	1,100,000	21,098
		84,360
Leisure Products - 0.3%
Accell Group NV (c)	2,093,500	49,052
Arctic Cat, Inc. (a)(b)(c)	1,096,581	20,616
Fenix Outdoor AB Class B (a)	32,298	0
Kabe Husvagnar AB (B Shares)	297,598	6,532
Mars Engineering Corp.	568,700	10,915
Mattel, Inc.	450,000	11,795
Miroku Corp. (c)	755,000	2,033
		100,943
Media - 0.9%
Cinderella Media Group Ltd. (a)	17,074,000	5,599
Corus Entertainment, Inc. Class B (non-vtg.) (b)	629,000	6,245
Discovery Communications, Inc. Class A (a)	1,397,782	39,627
Gannett Co., Inc.	1,383,100	13,305
GfK AG	155,700	7,320
Harte-Hanks, Inc.	795,762	1,241
Hyundai HCN	2,723,979	9,272
Intage Holdings, Inc. (c)	1,789,000	33,273
Interpublic Group of Companies, Inc.	598,200	14,076
Ipsos SA	9,514	315
ITE Group PLC	93,397	183
Lions Gate Entertainment Corp. Class B (a)	1,039,226	27,841
Live Nation Entertainment, Inc. (a)	700,000	20,034
Multiplus SA	536,800	6,061
Pico Far East Holdings Ltd.	19,900,000	6,654
Proto Corp.	386,600	4,783
RKB Mainichi Broadcasting Corp.	45,700	1,989
Saga Communications, Inc. Class A	393,300	19,783
Sky Network Television Ltd.	6,278,625	21,375
STW Group Ltd.	4,403,383	3,540
Tegna, Inc.	1,445,563	33,118
Television Broadcasts Ltd.	3,699,500	14,191
TOW Co. Ltd. (c)	1,966,300	11,233
TVA Group, Inc. Class B (non-vtg.) (a)	3,319,103	7,882
Twenty-First Century Fox, Inc.:
Class A	700,000	21,966
Class B	48,307	1,498
Viacom, Inc. Class B (non-vtg.)	448,633	18,905
WOWOW INC.	198,000	6,278
		357,587
Multiline Retail - 1.9%
Lifestyle China Group Ltd. (a)	36,549,500	8,488
Lifestyle International Holdings Ltd.	38,080,000	48,827
Next PLC (c)	14,145,800	681,564
Watts Co. Ltd. (c)	1,241,400	12,446
		751,325
Specialty Retail - 13.1%
Abercrombie & Fitch Co. Class A (c)	5,341,180	62,011
Adastria Co. Ltd.	296,100	7,946
AT-Group Co. Ltd.	1,175,500	26,548
AutoZone, Inc. (a)	800,818	580,577
Bed Bath & Beyond, Inc.	5,872,054	236,937
Best Buy Co., Inc. (c)	22,800,000	1,015,056
BMTC Group, Inc. (c)	4,253,200	42,099
Bonia Corp. Bhd	2,503,000	331
Bonjour Holdings Ltd.	4,169,000	195
Buffalo Co. Ltd.	100,100	718
Cash Converters International Ltd.	23,705,526	6,382
Chico's FAS, Inc.	1,000,000	13,490
CST Brands, Inc.	2,666,947	128,494
Delek Automotive Systems Ltd.	791,600	7,266
DSW, Inc. Class A (c)	4,386,225	92,813
Dunelm Group PLC	697,900	5,970
Ff Group (a)(c)	4,685,200	89,622
Formosa Optical Technology Co. Ltd.	1,362,000	3,262
Fourlis Holdings SA (a)	299,000	1,407
GameStop Corp. Class A (b)(c)	9,561,544	234,162
GNC Holdings, Inc. (b)(c)	5,888,622	52,232
Goldlion Holdings Ltd.	23,571,000	9,384
Guess?, Inc. (c)	7,471,763	95,414
Halfords Group PLC	1,285,800	5,855
Hibbett Sports, Inc. (a)	544,854	17,980
Hour Glass Ltd.	8,950,300	3,937
IA Group Corp. (c)	631,700	3,637
JB Hi-Fi Ltd.	113,898	2,388
John David Group PLC	12,460,700	54,441
Jumbo SA (c)	10,767,068	151,100
K's Denki Corp.	3,637,600	65,626
Ku Holdings Co. Ltd.	913,400	6,965
Kyoto Kimono Yuzen Co. Ltd.	671,300	5,856
Le Chateau, Inc. Class A (sub. vtg.) (a)	1,690,500	234
Leon's Furniture Ltd.	279,500	4,096
Lewis Group Ltd.	1,156,700	3,507
Mr. Bricolage SA (c)	924,275	12,073
Nafco Co. Ltd. (c)	2,081,500	33,460
Office Depot, Inc.	1,495,311	6,654
Pal Group Holdings Co. Ltd.	1,143,700	29,183
Ross Stores, Inc.	17,416,348	1,151,395
Sa Sa International Holdings Ltd.	3,464,000	1,380
Sacs Bar Holdings, Inc.	397,700	4,322
Sally Beauty Holdings, Inc. (a)	4,700,000	111,860
Second Chance Properties Ltd.	1,937,900	344
Second Chance Properties Ltd.:
warrants 7/24/17 (a)	8,507,800	6
warrants 1/23/20 (a)	1,941,600	33
Select Comfort Corp. (a)	1,697,686	34,259
Silvano Fashion Group A/S	7,230	23
Sonic Automotive, Inc. Class A (sub. vtg.)	1,093,986	25,599
Staples, Inc.	21,265,909	195,646
Super Retail Group Ltd.	996,860	7,364
The Buckle, Inc. (b)(c)	4,834,758	102,255
Urban Outfitters, Inc. (a)	3,289,644	87,307
USS Co. Ltd.	8,174,200	143,416
Vitamin Shoppe, Inc. (a)	616,908	13,356
Workman Co. Ltd. (c)	2,370,600	71,070
Zumiez, Inc. (a)(b)	313,952	6,295
		5,075,238
Textiles, Apparel & Luxury Goods - 1.8%
Anta Sports Products Ltd.	696,000	2,215
Burberry Group PLC	148,300	3,060
Coach, Inc.	2,535,900	94,716
Daphne International Holdings Ltd. (a)	892,000	80
Deckers Outdoor Corp. (a)	36,942	2,128
Embry Holdings Ltd.	2,321,000	1,039
Fossil Group, Inc. (a)(b)(c)	4,554,602	116,461
G-III Apparel Group Ltd. (a)	398,730	10,471
Geox SpA	790,200	1,703
Gerry Weber International AG (Bearer)	49,400	574
Gildan Activewear, Inc.	7,984,600	208,873
Hampshire Group Ltd. (a)(c)	818,518	7
Handsome Co. Ltd. (c)	2,125,000	57,386
JLM Couture, Inc. (a)(c)	172,167	517
Michael Kors Holdings Ltd. (a)	49,005	2,098
Movado Group, Inc.	99,707	2,707
Portico International Holdings (a)	10,951,000	4,169
Steven Madden Ltd. (a)	1,108,500	39,019
Sun Hing Vision Group Holdings Ltd. (c)	21,297,000	7,709
Texwinca Holdings Ltd.	53,380,000	34,203
Van de Velde	39,863	2,787
Vera Bradley, Inc. (a)	740,769	8,489
Victory City International Holdings Ltd.	97,247,225	3,557
Youngone Corp.	500,000	11,592
Youngone Holdings Co. Ltd. (c)	889,600	44,340
Yue Yuen Industrial (Holdings) Ltd.	5,470,000	19,997
		679,897

TOTAL CONSUMER DISCRETIONARY		9,119,268

CONSUMER STAPLES - 8.6%
Beverages - 1.3%
A.G. Barr PLC	3,303,320	20,861
Baron de Ley SA (a)	142,300	16,897
Britvic PLC	6,928,200	54,517
C&C Group PLC	3,181,908	13,578
Jinro Distillers Co. Ltd.	47,081	1,192
Kweichow Moutai Co. Ltd. (A Shares)	275,110	13,769
Monster Beverage Corp. (a)	7,206,974	307,017
Muhak Co. Ltd. (c)	2,799,256	55,663
Olvi PLC (A Shares)	25,563	781
Spritzer Bhd	5,120,400	2,705
Stock Spirits Group PLC	99,700	222
Synergy Co. (a)	91,196	943
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	7,080
		495,225
Food & Staples Retailing - 5.1%
AdvancePierre Foods Holdings, Inc.	550,000	15,241
Amsterdam Commodities NV	149,500	3,318
Aoki Super Co. Ltd.	240,000	2,991
Australasian Foods Holdco Pty Ltd.	3,481,102	3,696
Belc Co. Ltd. (c)	1,819,000	67,018
Cosmos Pharmaceutical Corp. (c)	1,340,000	247,208
Create SD Holdings Co. Ltd. (c)	5,944,400	130,986
Daikokutenbussan Co. Ltd.	622,600	28,894
Dong Suh Companies, Inc.	2,000,000	44,459
Fyffes PLC (Ireland) (c)	26,239,700	63,421
Genky Stores, Inc. (c)	393,800	21,554
Greggs PLC	888,600	10,866
Halows Co. Ltd. (c)	1,394,800	28,462
Kroger Co.	1,845,407	62,670
Kusuri No Aoki Holdings Co. Ltd.	884,900	37,815
Majestic Wine PLC (b)	3,342,671	14,770
MARR SpA	365,100	7,086
McColl's Retail Group PLC	2,488,957	5,620
Medical System Network Co. Ltd.	74,600	274
Metro, Inc. Class A (sub. vtg.) (c)	26,989,599	819,903
Qol Co. Ltd. (c)	1,989,000	25,878
Retail Partners Co. Ltd.	472,700	5,108
Safeway, Inc.:
rights (a)	16,069,900	0
rights (a)	16,069,900	2,893
Sligro Food Group NV	1,033,800	37,441
Sundrug Co. Ltd.	1,744,500	120,204
Tesco PLC (a)	11,644,000	28,604
Total Produce PLC	9,581,800	18,618
United Natural Foods, Inc. (a)	1,243,098	56,810
Valor Holdings Co. Ltd.	524,000	13,616
Walgreens Boots Alliance, Inc.	129,600	10,619
Whole Foods Market, Inc.	99,707	3,013
Yaoko Co. Ltd.	1,032,300	41,919
		1,980,975
Food Products - 1.9%
Aryzta AG	1,545,130	42,409
Astral Foods Ltd.	348,100	3,916
Bakkafrost	443	17
Cranswick PLC	653,649	19,044
Devro PLC	2,645,600	5,491
Dutch Lady Milk Industries Bhd	100,000	1,232
Food Empire Holdings Ltd. (a)(c)	46,712,000	18,892
Fresh Del Monte Produce, Inc. (c)	5,221,012	298,903
Hilton Food Group PLC	639,000	5,366
Japan Meat Co. Ltd.	323,400	5,184
Kaveri Seed Co. Ltd. (a)	100,000	680
Lamb Weston Holdings, Inc.	49,804	1,861
Lifeway Foods, Inc. (a)	250,000	2,693
Mitsui Sugar Co. Ltd.	377,100	8,390
Nam Yang Dairy Products	11,000	6,963
Natori Co. Ltd.	174,500	2,796
Origin Enterprises PLC (c)	9,877,495	67,730
Pacific Andes International Holdings Ltd. (a)	110,668,500	2,233
Pacific Andes Resources Development Ltd. (a)	207,240,893	3,235
Pickles Corp.	106,900	1,380
President Rice Products PCL	1,298,300	2,136
Rocky Mountain Chocolate Factory, Inc. (c)	417,793	4,579
S Foods, Inc.	349,300	9,482
Seaboard Corp.	42,428	163,348
Select Harvests Ltd. (c)	4,763,281	20,194
Sunjin Co. Ltd. (c)	813,630	21,195
Synear Food Holdings Ltd. (a)	38,027,000	0
The Hain Celestial Group, Inc. (a)	49,804	1,970
Want Want China Holdings Ltd.	16,946,000	12,090
		733,409
Personal Products - 0.3%
Asaleo Care Ltd.	5,981,984	6,850
Coty, Inc. Class A	1,397,900	26,840
Grape King Bio Ltd.	1,748,000	10,004
Inter Parfums, Inc.	50,000	1,705
Nutraceutical International Corp. (c)	1,017,538	34,088
Sarantis SA (c)	2,150,300	23,932
		103,419
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	1,729	521

TOTAL CONSUMER STAPLES		3,313,549

ENERGY - 3.3%
Energy Equipment & Services - 1.2%
AKITA Drilling Ltd. Class A (non-vtg.)	1,581,200	11,094
Atwood Oceanics, Inc. (b)(c)	7,346,106	89,329
Boustead Singapore Ltd.	4,501,400	2,587
Bristow Group, Inc.	407,411	7,195
Carbo Ceramics, Inc. (a)(b)(c)	2,108,127	29,935
Cathedral Energy Services Ltd. (a)(b)	1,424,900	1,248
Divestco, Inc. (a)	3,113,000	84
Farstad Shipping ASA (a)(c)	2,847,000	1,653
Fugro NV (Certificaten Van Aandelen) (a)	1,701,100	26,755
Geospace Technologies Corp. (a)(c)	1,233,716	28,795
Gulfmark Offshore, Inc. Class A (a)	653,467	1,111
Nabors Industries Ltd.	877,821	14,265
National Oilwell Varco, Inc.	24,922	942
Oceaneering International, Inc.	247,184	6,884
Oil States International, Inc. (a)	2,548,075	100,649
PHX Energy Services Corp.	1,470,500	4,554
Precision Drilling Corp. (a)	199,400	1,122
Prosafe ASA (a)(b)	199,402	827
Shinko Plantech Co. Ltd.	1,261,700	9,040
Solstad Offshore ASA (a)	1,186,282	1,561
TechnipFMC PLC (a)	4,804	162
Total Energy Services, Inc. (c)	2,205,700	25,053
Unit Corp. (a)(c)	4,641,232	120,672
		485,517
Oil, Gas & Consumable Fuels - 2.1%
Adams Resources & Energy, Inc.	141,451	5,481
Beach Energy Ltd.	13,956,041	7,938
Boardwalk Pipeline Partners, LP	605,800	11,183
Bonavista Energy Corp.	299,000	1,062
Contango Oil & Gas Co. (a)(c)	2,023,200	16,388
Denbury Resources, Inc. (a)(b)	8,140,271	27,270
Eni SpA	7,875,200	121,088
Fuji Kosan Co. Ltd. (c)	684,400	2,776
Great Eastern Shipping Co. Ltd.	5,100,000	29,358
Hankook Shell Oil Co. Ltd.	57,000	21,110
HollyFrontier Corp.	503,697	14,592
International Seaways, Inc. (a)	24,922	433
Marathon Oil Corp.	3,425,641	57,379
Michang Oil Industrial Co. Ltd. (c)	173,900	14,058
Murphy Oil Corp. (b)	7,955,828	230,003
Newfield Exploration Co. (a)	404,657	16,219
Tesoro Corp.	1,361,647	110,089
Thai Oil PCL (For. Reg.)	398,700	815
Uehara Sei Shoji Co. Ltd.	868,000	4,443
Whiting Petroleum Corp. (a)	327,154	3,628
World Fuel Services Corp.	2,195,710	97,665
WPX Energy, Inc. (a)	849,724	11,837
		804,815

TOTAL ENERGY		1,290,332

FINANCIALS - 13.0%
Banks - 1.5%
ACNB Corp.	117,573	3,527
Allegiance Bancshares, Inc. (a)	618,200	20,061
Bank of Ireland (a)	368,701,900	99,503
Bar Harbor Bankshares	34,250	1,484
Camden National Corp.	59,784	2,480
Cathay General Bancorp	2,292,770	83,549
CIT Group, Inc.	67,200	2,768
Codorus Valley Bancorp, Inc. (c)	654,339	16,797
ConnectOne Bancorp, Inc.	747,700	18,468
Dimeco, Inc.	25,975	1,208
East West Bancorp, Inc.	334,938	17,229
EFG Eurobank Ergasias SA (a)	137,395	83
Farmers & Merchants Bancorp, Inc.	29,906	1,077
First Bancorp, Puerto Rico (a)	6,977,817	46,891
First West Virginia Bancorp, Inc.	74,356	1,524
Hope Bancorp, Inc.	1,123,632	23,495
Investors Bancorp, Inc.	1,196,400	17,168
KeyCorp	633,320	11,381
LCNB Corp. (c)	677,900	15,253
Northrim Bancorp, Inc.	24,922	704
Norwood Financial Corp.	199,415	7,277
OFG Bancorp (b)(c)	2,372,158	31,431
Popular, Inc.	1,445,407	64,219
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,324,500	9,836
Sparebanken More (primary capital certificate)	223,934	6,950
Sparebanken Nord-Norge	2,486,200	16,353
The Bank of NT Butterfield & Son Ltd.	174,463	5,738
Trico Bancshares	356,795	13,155
Van Lanschot NV unit	1,139,740	24,582
		564,191
Capital Markets - 0.4%
AllianceBernstein Holding LP	665,000	15,528
Ares Capital Corp.	171,020	2,890
Federated Investors, Inc. Class B (non-vtg.)	335,100	8,716
Franklin Resources, Inc.	1,180,744	46,923
Lazard Ltd. Class A	323,176	13,729
OFS Capital Corp.	2,939	42
State Street Corp.	251,000	19,126
Waddell & Reed Financial, Inc. Class A	2,350,000	42,418
		149,372
Consumer Finance - 0.6%
Aeon Credit Service (Asia) Co. Ltd.	13,688,000	9,813
EZCORP, Inc. (non-vtg.) Class A (a)	374,277	3,705
Green Dot Corp. Class A (a)	99,508	2,667
H&T Group PLC	578,500	2,060
Nicholas Financial, Inc. (a)	232,650	2,559
Santander Consumer U.S.A. Holdings, Inc. (a)	4,176,829	55,218
Synchrony Financial	4,535,632	162,466
		238,488
Diversified Financial Services - 0.4%
FB Financial Corp. (b)	99,508	2,533
Leucadia National Corp.	529,700	12,633
Newship Ltd. (a)	2,500	906
Ricoh Leasing Co. Ltd.	822,100	24,974
Scandinavian Tobacco Group A/S	2,542,096	43,657
Voya Financial, Inc.	1,894,040	76,178
		160,881
Insurance - 9.3%
Admiral Group PLC	248,634	5,555
AEGON NV	51,160,300	278,082
AFLAC, Inc.	319,314	22,349
April	2,468,900	31,716
ASR Nederland NV	598,100	16,419
Assurant, Inc. (c)	4,007,485	389,247
Axis Capital Holdings Ltd. (c)	6,187,744	396,077
Endurance Specialty Holdings Ltd.	2,313,330	214,423
FBD Holdings PLC (a)	155,700	1,340
FNF Group	74,800	2,645
Genworth Financial, Inc. Class A (a)	7,476,454	25,121
Great-West Lifeco, Inc.	49,800	1,365
Hartford Financial Services Group, Inc.	5,382,999	262,206
Hiscox Ltd.	810,055	10,455
James River Group Holdings Ltd.	367,164	14,558
Kinsale Capital Group, Inc.	553,800	16,254
Lincoln National Corp.	6,728,798	454,261
MetLife, Inc.	800,753	43,569
National Western Life Group, Inc.	132,414	38,817
NN Group NV	1,236,390	43,684
Primerica, Inc.	229,300	17,301
Progressive Corp.	537,300	20,117
RenaissanceRe Holdings Ltd. (c)	2,744,697	374,157
Sony Financial Holdings, Inc.	2,784,500	46,930
Torchmark Corp.	640,550	47,106
Universal Insurance Holdings, Inc.	17,845	467
Unum Group (c)	16,647,533	756,297
Validus Holdings Ltd.	1,600,000	91,200
		3,621,718
Mortgage Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	15,502,546	158,436
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	119,400	1,706
Genworth MI Canada, Inc.	4,295,800	107,721
Genworth Mortgage Insurance Ltd.	6,635,617	16,758
Meridian Bancorp, Inc. Maryland	897,300	16,914
Nationstar Mortgage Holdings, Inc. (a)(b)	144,495	2,621
		145,720

TOTAL FINANCIALS		5,038,806

HEALTH CARE - 12.0%
Biotechnology - 1.1%
Amgen, Inc.	2,669,143	418,201
Myriad Genetics, Inc. (a)(b)	99,707	1,613
		419,814
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	1,736,155	72,519
Ansell Ltd.	297,083	5,358
Apex Biotechnology Corp.	1,400,000	1,798
Arts Optical International Holdings Ltd. (c)	24,645,000	10,083
Atrion Corp.	9,015	4,405
Boston Scientific Corp. (a)	997,000	23,988
Exactech, Inc. (a)	148,313	3,656
Hoshiiryou Sanki Co. Ltd. (c)	320,464	10,899
Huvitz Co. Ltd.	50,000	554
Microlife Corp.	3,683,500	8,975
Nakanishi, Inc.	667,800	25,817
Pacific Hospital Supply Co. Ltd.	1,454,000	3,729
Prim SA (c)	1,543,100	14,825
ResMed, Inc.	149,500	10,097
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	996,000	652
Span-America Medical System, Inc. (c)	265,587	5,296
St.Shine Optical Co. Ltd.	2,450,000	46,580
Supermax Corp. Bhd	24,000,000	11,324
Techno Medica Co. Ltd.	41,500	762
Top Glove Corp. Bhd	1,800,000	2,113
Utah Medical Products, Inc. (c)	378,069	23,516
Zimmer Biomet Holdings, Inc.	1,110,199	131,370
		418,316
Health Care Providers & Services - 8.5%
Aetna, Inc.	4,562,484	541,156
Almost Family, Inc. (a)(c)	802,350	37,911
Anthem, Inc.	2,002,032	308,593
DVx, Inc. (c)	749,600	8,498
Farmacol SA (a)	184,739	2,394
Grupo Casa Saba SA de CV (a)	11,596,000	0
Hanger, Inc. (a)(c)	2,693,932	32,381
HealthSouth Corp.	2,286	89
Hi-Clearance, Inc.	1,489,000	4,511
LHC Group, Inc. (a)(c)	997,971	50,028
Lifco AB	639,100	18,259
Medica Sur SA de CV	365,100	700
MEDNAX, Inc. (a)	177,956	12,163
National Healthcare Corp.	5,958	446
Pelion SA (a)	562,000	7,382
PharMerica Corp. (a)	373,778	9,270
Premier, Inc. (a)	648,000	20,645
The Ensign Group, Inc.	1,368,175	27,829
Tokai Corp.	183,700	6,451
Triple-S Management Corp. (a)(c)	1,969,295	37,633
Tsukui Corp.	3,471,700	23,430
U.S. Physical Therapy, Inc.	109,700	7,695
United Drug PLC (United Kingdom)	8,383,600	67,604
UnitedHealth Group, Inc.	12,775,177	2,070,861
WIN-Partners Co. Ltd. (c)	2,713,900	23,363
		3,319,292
Health Care Technology - 0.1%
Addlife AB (a)	413,400	6,877
Arrhythmia Research Technology, Inc. (a)	44,700	188
Computer Programs & Systems, Inc. (b)	149,511	3,379
ND Software Co. Ltd. (c)	1,293,400	12,658
Pharmagest Interactive	9,945	370
		23,472
Life Sciences Tools & Services - 0.0%
VWR Corp. (a)	797,600	20,666
Pharmaceuticals - 1.2%
Apex Healthcare Bhd	47,600	51
Bliss Gvs Pharma Ltd. (a)	4,600,000	10,084
Daewon Pharmaceutical Co. Ltd. (c)	1,730,361	30,426
Daewoong Co. Ltd.	70,000	2,507
Dawnrays Pharmaceutical Holdings Ltd.	11,932,000	7,271
DongKook Pharmaceutical Co. Ltd. (c)	623,700	30,274
FDC Ltd.	3,300,000	10,426
Fuji Pharma Co. Ltd.	445,100	10,880
Genomma Lab Internacional SA de CV (a)	2,176,100	2,283
Indivior PLC	18,149,200	67,468
Korea United Pharm, Inc.	239,629	3,600
Kwang Dong Pharmaceutical Co. Ltd. (c)	3,100,000	22,234
Kyung Dong Pharmaceutical Co. Ltd.	480,000	7,315
Lee's Pharmaceutical Holdings Ltd.	8,774,598	7,680
Nichi-iko Pharmaceutical Co. Ltd.	99,700	1,453
Novo Nordisk A/S Series B sponsored ADR	1,196,189	43,266
Phibro Animal Health Corp. Class A	397,731	10,619
Recordati SpA	4,890,600	138,901
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd.	1,279,000	1,935
Torrent Pharmaceuticals Ltd.	150,000	2,888
Tsumura & Co.	847,400	24,542
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	22,794
		458,897

TOTAL HEALTH CARE		4,660,457

INDUSTRIALS - 8.2%
Aerospace & Defense - 0.2%
Aerojet Rocketdyne Holdings, Inc. (a)	1,723,975	31,221
Austal Ltd.	1,515,206	1,839
Engility Holdings, Inc. (a)	996,874	29,238
		62,298
Air Freight & Logistics - 0.3%
Air T, Inc. (a)(c)	206,401	4,453
Atlas Air Worldwide Holdings, Inc. (a)(c)	1,395,603	73,618
Hub Group, Inc. Class A (a)	14,845	658
Kintetsu World Express, Inc.	174,100	2,405
Yusen Logistics Co. Ltd. (c)	3,105,700	30,834
		111,968
Airlines - 0.1%
JetBlue Airways Corp. (a)	1,016,100	19,926
Building Products - 0.0%
Kondotec, Inc. (c)	1,681,600	12,749
Commercial Services & Supplies - 0.8%
1010 Printing Group Ltd.	20,647,640	3,820
Aggreko PLC	764,634	9,686
AJIS Co. Ltd. (c)	479,300	23,262
Asia File Corp. Bhd	4,480,000	3,560
CECO Environmental Corp.	619,904	8,133
Civeo Corp. (a)(c)	10,412,520	36,860
Essendant, Inc. (c)	2,042,398	42,666
Fursys, Inc. (c)	950,000	26,603
Loomis AB (B Shares)	397,900	11,632
Mears Group PLC	1,691,294	10,787
Mitie Group PLC (b)(c)	19,636,312	49,578
Nac Co. Ltd. (c)	1,112,300	9,575
NICE Total Cash Management Co., Ltd. (c)	1,375,000	7,343
Prestige International, Inc.	1,476,800	10,777
RPS Group PLC	299,000	856
Team, Inc. (a)	354,203	11,901
VICOM Ltd.	3,025,600	12,172
VSE Corp. (c)	897,017	33,441
West Corp.	403,252	9,787
		322,439
Construction & Engineering - 1.3%
AECOM (a)	7,752,193	286,288
Arcadis NV	2,963,009	40,206
Astaldi SpA (a)	2,589,900	16,831
Boustead Projects Pte Ltd. (a)	1,109,487	579
C-Cube Corp.	346,500	1,323
Daiichi Kensetsu Corp. (c)	1,855,900	19,116
Engineers India Ltd.	1,000,000	2,191
Geumhwa PSC Co. Ltd. (c)	360,000	11,222
Jacobs Engineering Group, Inc.	248,428	14,545
KBR, Inc.	328,603	5,590
Kyeryong Construction Industrial Co. Ltd. (a)(c)	700,000	8,054
Meisei Industrial Co. Ltd.	1,185,900	6,344
Metka Industrial-Construction	774,500	5,401
Mirait Holdings Corp.	1,655,300	15,100
Nippon Rietec Co. Ltd.	1,255,100	13,106
Severfield PLC	2,965,933	2,999
Shinnihon Corp.	1,690,500	13,041
ShoLodge, Inc. (a)(c)	447,862	0
Sterling Construction Co., Inc. (a)(c)	2,083,658	19,086
United Integration Services Co. Ltd.	5,143,500	8,460
		489,482
Electrical Equipment - 0.8%
Aichi Electric Co. Ltd.	334,000	7,167
Aros Quality Group AB	778,700	20,386
AZZ, Inc.	1,295,896	77,171
Bharat Heavy Electricals Ltd.	21,000,000	42,628
Chiyoda Integre Co. Ltd. (a)	395,600	8,493
EnerSys	189,400	14,764
Graphite India Ltd.	900,000	1,304
Hammond Power Solutions, Inc. Class A	486,100	2,286
I-Sheng Electric Wire & Cable Co. Ltd. (c)	12,500,000	17,914
Korea Electric Terminal Co. Ltd. (c)	700,000	43,703
Servotronics, Inc. (c)	145,900	1,465
TKH Group NV unit	1,669,800	67,686
		304,967
Industrial Conglomerates - 1.4%
Carr's Group PLC	2,395,400	4,264
DCC PLC (United Kingdom) (c)	6,679,000	537,320
Reunert Ltd.	1,825,200	9,226
		550,810
Machinery - 1.6%
Aalberts Industries NV (c)	8,405,900	294,457
Actuant Corp. Class A	196,100	5,128
Allison Transmission Holdings, Inc.	487,830	17,064
ASL Marine Holdings Ltd. (a)(c)	48,520,613	5,130
Flowserve Corp.	291,075	14,309
Foremost Income Fund (a)	2,141,103	8,737
Gencor Industries, Inc. (a)	208,797	3,268
Haitian International Holdings Ltd.	7,459,000	15,173
Hillenbrand, Inc.	458,600	16,762
Hurco Companies, Inc. (c)	516,302	15,799
Hwacheon Machine Tool Co. Ltd. (c)	219,900	9,910
Hyster-Yale Materials Handling:
Class A (c)	222,770	13,705
Class B (a)(c)	310,000	19,071
Ihara Science Corp. (c)	1,067,900	11,019
Jaya Holdings Ltd. (c)	3,321,940	436
Joy Global, Inc.	4,804	135
Kyowakogyosyo Co. Ltd.	336,000	2,053
Maruzen Co. Ltd. (c)	1,707,000	18,066
Mincon Group PLC	1,985,098	1,650
Mirle Automation Corp.	1,500,000	1,859
Nadex Co. Ltd. (c)	854,300	4,260
Nakano Refrigerators Co. Ltd.	27,500	738
Nitchitsu Co. Ltd.	598,000	1,080
Oshkosh Corp.	700,000	48,741
Rexnord Corp. (a)	345,900	7,641
Semperit AG Holding	497,200	15,613
SIMPAC, Inc.	583,000	2,319
Takamatsu Machinery Co. Ltd.	395,700	2,930
Techno Smart Corp. (b)(c)	962,400	6,964
Terex Corp.	300,000	9,540
Tocalo Co. Ltd. (c)	845,400	19,205
TriMas Corp. (a)	743,672	15,840
Trinity Industrial Corp.	775,000	3,501
		612,103
Marine - 0.0%
Tokyo Kisen Co. Ltd. (c)	890,000	5,518
Professional Services - 0.5%
Akka Technologies SA	1,206,006	49,016
Boardroom Ltd.	2,763,942	1,186
CBIZ, Inc. (a)	349,325	4,576
Clarius Group Ltd. (a)	2,983,442	226
ICF International, Inc. (a)	256,500	13,338
McMillan Shakespeare Ltd.	2,270,672	18,047
SHL-JAPAN Ltd.	54,700	1,458
Sporton International, Inc.	302,999	1,700
Stantec, Inc.	2,944,300	78,922
Synergie SA	136,900	5,651
TrueBlue, Inc. (a)	647,948	16,037
WS Atkins PLC	497,367	9,141
		199,298
Road & Rail - 0.6%
Alps Logistics Co. Ltd. (c)	3,067,200	19,369
Chilled & Frozen Logistics Holdings Co. Ltd. (c)	1,656,800	19,266
CSX Corp.	341,180	15,827
Daqin Railway Co. Ltd. (A Shares)	26,000,000	26,976
Hamakyorex Co. Ltd. (c)	1,345,600	25,825
Higashi Twenty One Co. Ltd.	268,700	807
Roadrunner Transportation Systems, Inc. (a)(c)	3,546,844	28,091
Sakai Moving Service Co. Ltd. (c)	1,398,600	37,223
Trancom Co. Ltd. (c)	918,500	44,335
Universal Logistics Holdings I (c)	1,754,585	25,354
		243,073
Trading Companies & Distributors - 0.6%
AddTech AB (B Shares)	1,323,400	22,846
AerCap Holdings NV (a)	249,218	11,033
Goodfellow, Inc. (c)	776,300	5,250
Hanwa Co. Ltd.	578,000	3,947
HERIGE (a)	65,453	1,993
Houston Wire & Cable Co. (c)	1,146,385	8,426
KS Energy Services Ltd. (a)	14,145,100	803
Lumax International Corp. Ltd.	2,750,000	4,497
Meiwa Corp.	1,844,200	6,419
Mitani Shoji Co. Ltd.	789,500	22,865
MRC Global, Inc. (a)	1,025,630	21,077
Nexeo Solutions, Inc. (a)(b)	1,436,923	12,947
Otec Corp.	133,500	1,580
Parker Corp. (c)	2,384,000	10,346
Richelieu Hardware Ltd. (b)	934,100	19,561
Senshu Electric Co. Ltd. (c)	960,900	15,702
Strongco Corp. (a)(c)	912,188	960
Tanaka Co. Ltd.	39,300	248
TECHNO ASSOCIE Co. Ltd.	273,900	2,647
Titan Machinery, Inc. (a)	1,031,112	14,240
Totech Corp. (c)	994,500	16,709
Univar, Inc. (a)	997,000	29,731
		233,827
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (c)	1,388,000	8,347
Meiko Transportation Co. Ltd.	890,000	8,040
Sinwa Ltd. (c)	21,903,700	3,497
		19,884

TOTAL INDUSTRIALS		3,188,342

INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 0.2%
Bel Fuse, Inc. Class A	99,707	2,524
Black Box Corp. (c)	1,598,811	21,344
Cisco Systems, Inc.	498,500	15,314
ClearOne, Inc.	199,415	2,503
CommScope Holding Co., Inc. (a)	274,901	10,397
Juniper Networks, Inc.	285,172	7,637
Tessco Technologies, Inc. (c)	477,018	6,774
		66,493
Electronic Equipment & Components - 4.7%
A&D Co. Ltd.	909,300	3,970
AAC Technology Holdings, Inc.	365,500	3,754
Beijer Electronics AB	115,100	513
Cardtronics PLC	250,042	13,647
CDW Corp.	855,270	44,055
Daido Signal Co. Ltd.	105,000	412
Dell Technologies, Inc. (a)	49,669	3,129
DigiTech Systems Co., Ltd. (a)	725,000	0
Dynapack International Technology Corp.	3,200,000	3,776
Elec & Eltek International Co. Ltd.	1,601,400	1,633
Elematec Corp. (c)	1,268,000	21,506
Excel Co. Ltd. (c)	809,500	10,740
FLIR Systems, Inc.	99,707	3,523
Hi-P International Ltd.	18,751,500	6,719
Hon Hai Precision Industry Co. Ltd. (Foxconn)	182,476,140	489,676
IDIS Holdings Co. Ltd. (c)	800,000	10,594
Image Sensing Systems, Inc. (a)	69,166	256
Insight Enterprises, Inc. (a)	846,307	31,423
Intelligent Digital Integrated Security Co. Ltd. (c)	900,010	7,463
INTOPS Co. Ltd. (c)	1,719,800	14,814
Isra Vision AG (c)	389,700	47,116
Jabil Circuit, Inc.	324,012	7,770
Keysight Technologies, Inc. (a)	3,738,177	138,574
Kingboard Chemical Holdings Ltd. (c)	84,134,000	289,508
Kingboard Laminates Holdings Ltd.	8,008,000	8,811
Mesa Laboratories, Inc. (c)	259,496	30,916
Muramoto Electronic Thailand PCL (For. Reg.) (c)	1,368,700	10,058
Nippo Ltd. (a)(c)	791,200	1,773
PAX Global Technology Ltd.	4,377,000	3,050
Pinnacle Technology Holdings Ltd.	8,128,000	11,213
Redington India Ltd.	14,700,000	22,285
ScanSource, Inc. (a)(c)	2,392,477	94,622
Shibaura Electronics Co. Ltd. (c)	692,100	15,600
Sigmatron International, Inc. (a)(c)	258,179	1,163
Simplo Technology Co. Ltd.	10,500,000	31,476
SYNNEX Corp. (c)	2,930,000	352,127
Tomen Devices Corp. (c)	605,100	11,356
Tripod Technology Corp.	600,000	1,468
TTM Technologies, Inc. (a)	1,002,114	14,861
UKC Holdings Corp. (c)	1,396,800	27,154
Universal Security Instruments, Inc. (a)	13,983	51
VST Holdings Ltd. (c)	129,404,800	45,349
Wireless Telecom Group, Inc. (a)	544,200	1,078
		1,838,982
Internet Software & Services - 0.2%
E-Credible Co. Ltd.	129,349	1,314
eBay, Inc. (a)	1,077,873	34,309
Gabia, Inc. (c)	975,000	5,554
Liquidity Services, Inc. (a)	299,022	2,915
Melbourne IT Ltd.	795,585	1,201
NetGem SA	912,500	1,872
Rentabiliweb Group SA (a)	82,100	574
Softbank Technology Corp. (b)	137,900	5,020
Stamps.com, Inc. (a)	273,937	33,297
Yahoo! Japan Corp.	2,983,400	12,524
		98,580
IT Services - 4.6%
ALTEN	709,200	52,825
Amdocs Ltd.	6,968,195	409,103
Argo Graphics, Inc.	422,700	9,438
Blackhawk Network Holdings, Inc. (a)	2,431,444	86,803
Calian Technologies Ltd. (c)	692,800	14,402
CGI Group, Inc. Class A (sub. vtg.) (a)	99,000	4,760
Computer Sciences Corp.	259,200	16,122
Computer Services, Inc.	277,364	11,649
Conduent, Inc. (a)	3,519,860	52,657
Convergys Corp.	268,313	6,660
CSE Global Ltd. (c)	43,678,100	14,256
CSRA, Inc.	4,913,213	152,408
Data#3 Ltd.	3,011,316	4,111
Dimerco Data System Corp.	510,000	504
eClerx Services Ltd.	1,791,278	40,102
Econocom Group SA	695,381	10,487
EOH Holdings Ltd.	7,102,500	77,324
Estore Corp.	304,800	2,945
EVERTEC, Inc.	2,146,303	36,594
ExlService Holdings, Inc. (a)	191,658	8,807
First Data Corp. Class A (a)	821,309	12,599
Genpact Ltd. (a)	575,000	14,191
HIQ International AB	548,200	3,980
Indra Sistemas (a)(b)(c)	14,065,700	154,648
Know IT AB (c)	1,536,400	15,193
Leidos Holdings, Inc.	688,070	33,248
Luxoft Holding, Inc. (a)	98,410	5,791
ManTech International Corp. Class A	99,707	3,883
Mastek Ltd.	1,000,000	2,773
NCI, Inc. Class A (c)	688,070	8,738
Net 1 UEPS Technologies, Inc. (a)	494,544	5,687
Neustar, Inc. Class A (a)	1,227,129	40,741
Nice Information & Telecom, Inc.	53,000	1,282
Perficient, Inc. (a)	487,315	8,640
Rolta India Ltd. (a)	2,699,942	2,607
Societe Pour L'Informatique Industrielle SA (c)	1,779,400	36,977
Softcreate Co. Ltd.	646,400	7,935
Sword Group	373,823	12,409
The Western Union Co.	19,638,155	384,515
TravelSky Technology Ltd. (H Shares)	1,878,000	4,218
Vantiv, Inc. (a)	339,000	21,099
Wipro Ltd. sponsored ADR (b)	99,700	920
		1,794,031
Semiconductors & Semiconductor Equipment - 0.8%
Axell Corp. (c)	821,200	6,102
Integrated Device Technology, Inc. (a)	396,580	9,990
Lasertec Corp.	456,200	9,519
Leeno Industrial, Inc.	600,000	20,449
Melexis NV (c)	2,616,700	196,375
Miraial Co. Ltd.	192,900	1,650
ON Semiconductor Corp. (a)	898,369	11,966
Phison Electronics Corp.	1,900,000	15,046
Powertech Technology, Inc.	9,000,000	24,671
Trio-Tech International (a)(c)	246,400	813
Varitronix International Ltd.	7,757,000	3,482
		300,063
Software - 3.3%
Activision Blizzard, Inc.	294,996	11,862
AdaptIT Holdings Ltd.	2,822,800	3,188
ANSYS, Inc. (a)(c)	4,448,604	414,877
Aspen Technology, Inc. (a)	141,743	7,528
AVG Technologies NV (a)	502,588	12,555
Ebix, Inc. (b)(c)	2,801,187	155,466
ICT Automatisering NV (c)	672,900	7,431
IGE + XAO SA	35,529	3,385
InfoVine Co. Ltd. (c)	175,000	3,921
init innovation in traffic systems AG (b)	124,607	2,072
Jorudan Co. Ltd. (c)	467,100	3,769
KPIT Cummins Infosystems Ltd.	9,000,000	17,349
KSK Co., Ltd. (c)	570,500	6,053
Majesco Ltd. (a)	500,000	2,736
NIIT Technologies Ltd.	1,206,334	7,328
Nuance Communications, Inc. (a)	635,486	10,079
Nucleus Software Exports Ltd. (a)(c)	2,200,000	8,443
Oracle Corp.	12,564,178	503,949
Pegasystems, Inc.	291,671	11,317
Pro-Ship, Inc.	271,100	3,686
RealPage, Inc. (a)	468,442	14,334
Reckon Ltd.	94,377	115
RS Software (India) Ltd. (a)	500,000	718
Software AG (Bearer)	1,054,200	37,936
Synopsys, Inc. (a)	299,100	18,810
Vitec Software Group AB	897,200	7,847
Zensar Technologies Ltd.	800,000	10,578
		1,287,332
Technology Hardware, Storage & Peripherals - 4.3%
Compal Electronics, Inc.	72,000,000	43,513
Hewlett Packard Enterprise Co.	5,857,625	132,851
HP, Inc.	7,921,662	119,221
Seagate Technology LLC (c)	27,199,045	1,228,037
Super Micro Computer, Inc. (a)	1,936,938	51,232
TPV Technology Ltd.	74,736,000	13,707
Xerox Corp.	8,849,301	61,326
		1,649,887

TOTAL INFORMATION TECHNOLOGY		7,035,368

MATERIALS - 3.2%
Chemicals - 2.2%
C. Uyemura & Co. Ltd.	412,100	18,760
Chase Corp. (c)	809,100	71,201
Core Molding Technologies, Inc. (a)(c)	672,900	10,376
Deepak Fertilisers and Petrochemicals Corp. Ltd. (c)	7,400,000	27,374
Deepak Nitrite Ltd. (a)	4,500,000	7,145
EcoGreen International Group Ltd. (c)	53,824,080	11,574
FMC Corp.	1,896,336	114,084
Fujikura Kasei Co., Ltd. (c)	2,911,000	17,093
Fuso Chemical Co. Ltd.	1,286,200	28,478
Gujarat Narmada Valley Fertilizers Co. (c)	12,300,000	44,288
Gujarat State Fertilizers & Chemicals Ltd. (a)(c)	31,500,000	50,505
Honshu Chemical Industry Co. Ltd. (c)	846,600	6,043
Innospec, Inc.	772,408	55,111
K&S AG (b)	996,900	25,225
KPC Holdings Corp.	43,478	2,401
KPX Chemical Co. Ltd.	163,083	8,907
KPX Green Chemical Co. Ltd.	369,165	1,438
Miwon Chemicals Co. Ltd.	55,095	3,229
Miwon Commercial Co. Ltd. (a)	13,819	2,646
Muto Seiko Co. Ltd. (a)	266,800	962
Nihon Parkerizing Co. Ltd.	593,700	7,272
Nippon Soda Co. Ltd.	1,691,000	8,237
PolyOne Corp.	504,800	17,219
Potash Corp. of Saskatchewan, Inc.	1,794,300	33,383
SK Kaken Co. Ltd.	348,000	33,533
Soda Aromatic Co. Ltd.	267,900	1,753
Soken Chemical & Engineer Co. Ltd. (c)	716,100	10,306
T&K Toka Co. Ltd. (c)	1,459,900	13,434
Thai Carbon Black PCL (For. Reg.) (a)	12,319,200	9,825
Thai Rayon PCL:
unit	92,000	113
(For. Reg.)	2,920,000	3,597
UPL Ltd. (a)	1,000,000	10,735
Victrex PLC	9,864	236
Vivimed Labs Ltd. (a)	600,000	822
Yara International ASA	4,475,300	188,604
Yip's Chemical Holdings Ltd.	27,584,000	11,328
		857,237
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	722,100	4,939
Mitani Sekisan Co. Ltd. (c)	1,659,200	43,232
		48,171
Containers & Packaging - 0.5%
AMVIG Holdings Ltd.	3,728,000	1,278
Ball Corp.	219,652	16,751
Berry Plastics Group, Inc. (a)	240,534	12,274
Chuoh Pack Industry Co. Ltd. (c)	453,000	4,794
Kohsoku Corp. (c)	1,866,000	17,898
Samhwa Crown & Closure Co. Ltd.	50,000	1,949
Sealed Air Corp.	239,300	11,606
Silgan Holdings, Inc.	800,753	46,852
Sonoco Products Co.	337,279	18,533
The Pack Corp. (c)	1,675,900	43,860
		175,795
Metals & Mining - 0.3%
Alconix Corp. (c)	1,138,400	17,997
Ausdrill Ltd. (a)	2,250,088	2,389
Blue Earth Refineries, Inc. (a)	254,517	0
Chubu Steel Plate Co. Ltd.	444,900	2,522
Compania de Minas Buenaventura SA sponsored ADR	2,422,719	33,409
Freeport-McMoRan, Inc. (a)	451,100	7,511
Handy & Harman Ltd. (a)	135,688	3,826
Hill & Smith Holdings PLC	1,646,800	24,984
Orosur Mining, Inc. (a)	3,193,800	687
Orvana Minerals Corp. (a)	821,269	148
Pacific Metals Co. Ltd. (a)	4,092,000	12,938
Tohoku Steel Co. Ltd. (c)	672,000	8,487
Tokyo Tekko Co. Ltd. (c)	4,092,000	17,396
Universal Stainless & Alloy Products, Inc. (a)	89,527	1,511
Webco Industries, Inc. (a)	8,198	619
		134,424
Paper & Forest Products - 0.1%
Cardinal Co. Ltd.	98,800	582
Stella-Jones, Inc.	600,000	18,444
		19,026

TOTAL MATERIALS		1,234,653

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.3%
CareTrust (REIT), Inc.	498,500	7,557
Colony NorthStar, Inc.	1,210,915	16,856
Corrections Corp. of America	963,236	27,972
Nsi NV	71,596	291
Parkway, Inc. (a)	49,804	1,060
Piedmont Office Realty Trust, Inc. Class A	339,000	7,363
Tanger Factory Outlet Centers, Inc.	398,800	13,635
VEREIT, Inc.	3,588,877	30,613
WP Glimcher, Inc.	67,200	648
		105,995
Real Estate Management & Development - 0.6%
Anabuki Kosan, Inc.	46,250	1,070
CBRE Group, Inc. (a)	488,700	14,837
Century21 Real Estate Japan Ltd. (b)	104,400	1,427
Devine Ltd. (a)	1,890,711	645
Leopalace21 Corp.	5,831,800	33,469
LSL Property Services PLC	3,671,838	9,446
Open House Co. Ltd.	296,800	6,945
Relo Holdings Corp. (c)	928,200	136,299
Savills PLC	130,900	1,277
Selvaag Bolig ASA	2,577,000	12,404
Sumitomo Real Estate Sales Co. Ltd.	149,200	3,399
Tejon Ranch Co. (a)	352,718	8,335
		229,553

TOTAL REAL ESTATE		335,548

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
APT Satellite Holdings Ltd.	590,500	297
Asia Satellite Telecommunications Holdings Ltd. (a)	997,000	1,239
		1,536
UTILITIES - 0.5%
Electric Utilities - 0.2%
Exelon Corp.	2,292,770	82,265
Gas Utilities - 0.2%
Busan City Gas Co. Ltd.	13,931	415
Enagas SA	99,686	2,443
GAIL India Ltd.	3,000,000	20,802
Hokuriku Gas Co.	164,200	3,948
K&O Energy Group, Inc.	576,800	9,103
Keiyo Gas Co. Ltd.	637,000	2,697
KyungDong City Gas Co. Ltd.	153,670	10,155
South Jersey Industries, Inc.	266,259	8,787
Star Gas Partners LP	1,000,000	10,810
		69,160
Independent Power and Renewable Electricity Producers - 0.0%
Mega First Corp. Bhd (c)	32,700,045	20,006
Mega First Corp. Bhd warrants 4/8/20 (a)	4,315,390	877
		20,883
Multi-Utilities - 0.1%
CMS Energy Corp.	677,355	28,855
Water Utilities - 0.0%
Manila Water Co., Inc.	6,033,600	3,662

TOTAL UTILITIES		204,825

TOTAL COMMON STOCKS
(Cost $18,440,610)		35,422,684

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,012
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,644,800	21,839
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $14,216)		22,851
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8% 9/30/19 pay-in-kind (Cost $19,133)	13,637	6,841
	Shares	Value (000s)

Money Market Funds - 9.5%
Fidelity Cash Central Fund, 0.62% (d)	3,379,942,357	3,380,618
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	288,766,513	288,824
TOTAL MONEY MARKET FUNDS
(Cost $3,668,718)		3,669,442
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $22,142,677)		39,121,818
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(346,363)
NET ASSETS - 100%		$38,775,455

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$9,468
Fidelity Securities Lending Cash Central Fund	5,075
Total	$14,543

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Aalberts Industries NV	$280,615	$--	$1,546	$--	$294,457
Abbey PLC	27,009	--	149	171	28,404
Abercrombie & Fitch Co. Class A	111,229	--	404	2,146	62,011
Accell Group NV	55,294	--	862	--	49,052
AECOM	276,570	5,075	7,546	--	--
Air T, Inc.	4,609	--	26	--	4,453
AJIS Co. Ltd.	28,027	--	134	--	23,262
Alconix Corp.	15,908	17	90	225	17,997
Almost Family, Inc.	32,103	--	187	--	37,911
Alps Logistics Co. Ltd.	17,736	--	97	248	19,369
ANSYS, Inc.	399,734	--	2,299	--	414,877
Arctic Cat, Inc.	17,363	--	246	--	20,616
Ark Restaurants Corp.	4,594	--	25	99	4,444
Arts Optical International Holdings Ltd.	12,370	--	2,046	133	10,083
ASL Marine Holdings Ltd.	5,316	1,536	23	--	5,130
Assurant, Inc.	352,793	--	22,117	4,297	389,247
ASTI Corp.	2,051	--	19	--	4,868
Atlas Air Worldwide Holdings, Inc.	72,657	487	15,014	--	73,618
Atwood Oceanics, Inc.	67,818	12,449	430	--	89,329
Axell Corp.	5,716	--	37	--	6,102
Axis Capital Holdings Ltd.	363,338	--	20,242	4,591	396,077
AZZ, Inc.	83,311	--	2,950	228	--
Barratt Developments PLC	451,627	--	2,674	23,387	466,151
Bel Fuse, Inc. Class A	3,309	--	2,109	18	--
Belc Co. Ltd.	74,524	--	383	452	67,018
Belluna Co. Ltd.	59,870	--	327	518	63,262
Best Buy Co., Inc.	1,013,053	--	297,844	15,064	1,015,056
Black Box Corp.	21,944	--	126	385	21,344
BMTC Group, Inc.	44,380	--	1,558	672	42,099
Calian Technologies Ltd.	12,538	--	71	252	14,402
Carbo Ceramics, Inc.	29,891	--	125	--	29,935
Chase Corp.	49,296	--	351	568	71,201
Chilled & Frozen Logistics Holdings Co. Ltd.	17,074	--	95	149	19,266
Chuoh Pack Industry Co. Ltd.	4,728	--	31	82	4,794
Cinderella Media Group Ltd.	4,868	--	32	--	--
Civeo Corp.	14,344	--	105	--	36,860
Clip Corp.	2,635	--	14	--	2,394
Codorus Valley Bancorp, Inc.	13,291	--	90	170	16,797
Contango Oil & Gas Co.	18,778	--	106	--	16,388
Core Molding Technologies, Inc.	11,084	440	883	--	10,376
Cosmos Pharmaceutical Corp.	288,551	--	7,246	379	247,208
Create SD Holdings Co. Ltd.	145,712	--	759	718	130,986
CSE Global Ltd.	14,906	--	77	406	14,256
Daewon Pharmaceutical Co. Ltd.	34,676	--	--	231	30,426
Daiichi Kensetsu Corp.	19,901	--	107	--	19,116
DCC PLC (United Kingdom)	624,867	--	27,155	3,098	537,320
Deepak Fertilisers and Petrochemicals Corp. Ltd.	18,663	--	511	--	27,374
DongKook Pharmaceutical Co. Ltd.	37,160	--	--	174	30,274
DSW, Inc. Class A	116,448	239	10,173	1,840	92,813
DVx, Inc.	8,067	--	49	--	8,498
Ebix, Inc.	153,226	--	4,069	423	155,466
EcoGreen International Group Ltd.	10,325	--	63	97	11,574
Elematec Corp.	28,328	--	126	124	21,506
EOH Holdings Ltd.	72,904	--	470	831	--
Essendant, Inc.	41,363	--	412	576	42,666
Excel Co. Ltd.	10,832	--	58	124	10,740
Farstad Shipping ASA	3,213	--	10	--	1,653
Ff Group	107,213	7,232	563	--	89,622
First Juken Co. Ltd.	18,267	--	108	269	18,898
Food Empire Holdings Ltd.	12,087	--	75	--	18,892
Fossil Group, Inc.	144,576	132	666	--	116,461
Fresh Del Monte Produce, Inc.	299,600	--	2,932	1,576	298,903
Fuji Kosan Co. Ltd.	2,866	--	15	--	2,776
Fujikura Kasei Co., Ltd.	17,183	--	94	183	17,093
Fursys, Inc.	28,855	--	--	458	26,603
Fyffes PLC (Ireland)	44,248	--	301	268	63,421
Gabia, Inc.	5,345	--	--	20	5,554
GameStop Corp. Class A	293,285	9,282	6,536	7,127	234,162
Genky Stores, Inc.	13,359	--	101	60	21,554
Geospace Technologies Corp.	20,470	--	140	--	28,795
Geumhwa PSC Co. Ltd.	12,187	307	--	223	11,222
GNC Holdings, Inc.	98,942	26,341	17,242	1,875	52,232
Goodfellow, Inc.	6,846	--	33	--	5,250
Guess?, Inc.	110,594	--	551	3,377	95,414
Gujarat Narmada Valley Fertilizers Co.	31,358	--	4,240	404	44,288
Gujarat State Fertilizers & Chemicals Ltd.	33,010	--	--	1,037	50,505
Halows Co. Ltd.	27,422	--	164	124	28,462
Hamakyorex Co. Ltd.	24,611	--	137	242	25,825
Hampshire Group Ltd.	12	--	--	--	7
Handsome Co. Ltd.	74,379	--	--	439	57,386
Hanger, Inc.	29,120	--	151	--	32,381
Helen of Troy Ltd.	242,740	--	8,312	--	218,902
Hiday Hidaka Corp.	48,144	--	255	308	45,839
Honshu Chemical Industry Co. Ltd.	5,713	--	31	76	6,043
Hoshiiryou Sanki Co. Ltd.	10,919	--	60	58	10,899
Houston Wire & Cable Co.	6,545	164	42	34	8,426
Hurco Companies, Inc.	13,824	--	85	93	15,799
Hwacheon Machine Tool Co. Ltd.	9,871	--	--	227	9,910
Hyster-Yale Materials Handling Class A	14,289	--	76	132	13,705
Hyster-Yale Materials Handling Class B	19,775	--	--	183	19,071
I-Sheng Electric Wire & Cable Co. Ltd.	15,341	--	--	5	17,914
IA Group Corp.	5,226	--	853	81	3,637
ICT Automatisering NV	8,959	--	921	--	7,431
IDIS Holdings Co. Ltd.	11,718	--	--	83	10,594
Ihara Science Corp.	8,622	--	51	--	11,019
Indra Sistemas	171,608	--	1,072	--	154,648
InfoVine Co. Ltd.	4,207	--	--	--	3,921
Intage Holdings, Inc.	28,744	--	170	--	33,273
Intelligent Digital Integrated Security Co. Ltd.	10,555	--	--	186	7,463
INTOPS Co. Ltd.	15,416	--	--	204	14,814
INZI Controls Co. Ltd.	8,474	--	--	157	6,542
Isewan Terminal Service Co. Ltd.	9,100	--	48	137	8,347
Isra Vision AG	35,314	--	236	--	47,116
Jaya Holdings Ltd.	1,121	--	3	893	436
JLM Couture, Inc.	563	--	3	--	517
Jorudan Co. Ltd.	3,328	--	19	55	3,769
Jumbo SA	127,943	--	840	3,898	151,100
Kingboard Chemical Holdings Ltd.	182,540	--	1,481	3,272	289,508
Know IT AB	13,677	--	83	--	15,193
Kohsoku Corp.	16,596	--	99	226	17,898
Kondotec, Inc.	12,597	--	69	174	12,749
Korea Electric Terminal Co. Ltd.	55,230	--	--	193	43,703
KSK Co., Ltd.	5,892	--	32	--	6,053
Kwang Dong Pharmaceutical Co. Ltd.	26,493	--	--	171	22,234
Kyeryong Construction Industrial Co. Ltd.	7,674	--	--	--	8,054
Kyoto Kimono Yuzen Co. Ltd.	7,517	--	1,767	75	--
LCNB Corp.	12,258	--	252	219	15,253
LHC Group, Inc.	49,216	--	4,026	--	50,028
Maruzen Co. Ltd.	16,271	--	90	152	18,066
Mastek Ltd.	2,396	--	399	16	--
Mega First Corp. Bhd	14,781	--	--	158	20,006
Melexis NV	177,059	--	5,509	3,189	196,375
Mesa Laboratories, Inc.	31,428	--	1,514	86	30,916
Metro, Inc. Class A (sub. vtg.)	1,005,281	--	20,788	4,941	819,903
Michang Oil Industrial Co. Ltd.	14,143	--	--	251	14,058
Miroku Corp.	2,212	--	11	26	2,033
Mitani Sekisan Co. Ltd.	34,093	--	228	127	43,232
Mitie Group PLC	64,987	--	280	979	49,578
Motonic Corp.	27,044	--	--	556	25,709
Mr. Bricolage SA	13,237	--	71	--	12,073
Muhak Co. Ltd.	59,618	--	--	482	55,663
Murakami Corp.	12,838	--	88	113	18,347
Muramoto Electronic Thailand PCL (For. Reg.)	8,851	--	52	--	10,058
Nac Co. Ltd.	9,478	--	53	190	9,575
Nadex Co. Ltd.	4,108	--	23	59	4,260
Nafco Co. Ltd.	33,322	--	184	355	33,460
Nakayamafuku Co. Ltd.	8,398	--	44	--	7,868
NCI, Inc. Class A	8,780	--	49	--	8,738
ND Software Co. Ltd.	10,531	--	68	87	12,658
Next PLC	960,887	--	19,182	9,463	681,564
NICE Total Cash Management Co., Ltd.	8,303	--	--	66	7,343
Nippo Ltd.	1,768	--	10	--	1,773
Norwood Financial Corp.	5,246	392	31	122	--
Nucleus Software Exports Ltd.	6,405	--	--	--	8,443
Nutraceutical International Corp.	26,232	--	188	128	34,088
OFG Bancorp	25,308	--	156	261	31,431
Origin Enterprises PLC	52,849	6,916	359	1,886	67,730
P&F Industries, Inc. Class A	3,150	--	16	17	2,944
Parker Corp.	7,322	--	54	75	10,346
Piolax, Inc.	45,328	--	320	320	57,371
Prim SA	14,833	--	82	84	14,825
Qol Co. Ltd.	27,774	964	147	215	25,878
Relo Holdings Corp.	157,507	--	12,897	--	136,299
RenaissanceRe Holdings Ltd.	325,965	--	3,789	1,714	374,157
Roadrunner Transportation Systems, Inc.	21,448	5,902	185	--	28,091
Rocky Mountain Chocolate Factory, Inc.	4,457	--	24	101	4,579
S&T Holdings Co. Ltd.	14,556	--	--	148	12,573
Sakai Moving Service Co. Ltd.	34,221	--	189	189	37,223
Samsung Climate Control Co. Ltd.	4,560	--	--	34	5,101
Sanei Architecture Planning Co. Ltd.	14,043	--	98	381	18,167
Sarantis SA	21,370	--	134	--	23,932
ScanSource, Inc.	91,087	5,774	498	--	94,622
Seagate Technology LLC	877,660	--	7,580	34,420	1,228,037
Select Harvests Ltd.	27,700	--	122	906	20,194
Senshu Electric Co. Ltd.	15,380	--	88	165	15,702
Servotronics, Inc.	1,320	--	9	--	1,465
Sewon Precision Industries Co. Ltd.	8,290	--	--	38	7,728
Shibaura Electronics Co. Ltd.	11,774	--	74	--	15,600
ShoLodge, Inc.	0	--	--	--	0
Sigmatron International, Inc.	1,501	11	7	--	1,163
Sinwa Ltd.	4,271	--	21	--	3,497
SJM Co. Ltd.	8,445	--	--	177	6,768
SJM Holdings Co. Ltd.	6,768	--	--	184	6,019
Societe Pour L'Informatique Industrielle SA	25,005	--	187	153	36,977
Soken Chemical & Engineer Co. Ltd.	6,538	--	41	--	10,306
Span-America Medical System, Inc.	4,705	--	27	85	5,296
SPK Corp.	5,479	140	31	76	6,008
Sportscene Group, Inc. Class A	1,316	--	8	--	1,371
Step Co. Ltd.	12,446	--	74	165	14,382
Sterling Construction Co., Inc.	12,194	--	95	--	19,086
Strattec Security Corp.	7,047	3,027	47	57	7,565
Strongco Corp.	1,173	--	6	--	960
Sun Hing Vision Group Holdings Ltd.	7,647	--	43	635	7,709
Sunjin Co. Ltd.	20,180	--	--	56	21,195
Sword Group	13,332	--	3,707	--	--
SYNNEX Corp.	307,461	--	15,085	1,501	352,127
T&K Toka Co. Ltd.	13,161	--	75	112	13,434
Techno Smart Corp.	3,363	--	28	52	6,964
Tessco Technologies, Inc.	6,533	--	113	193	6,774
The Buckle, Inc.	132,461	4,275	5,248	6,057	102,255
The Pack Corp.	46,476	--	230	323	43,860
Tocalo Co. Ltd.	16,802	--	101	285	19,205
Tohoku Steel Co. Ltd.	6,546	--	42	60	8,487
Token Corp.	57,849	--	278	--	48,632
Tokyo Kisen Co. Ltd.	5,555	--	30	--	5,518
Tokyo Tekko Co. Ltd.	15,150	--	93	74	17,396
Tomen Devices Corp.	10,840	--	62	--	11,356
Total Energy Services, Inc.	21,762	--	153	170	25,053
Totech Corp.	11,171	395	73	124	16,709
TOW Co. Ltd.	11,751	--	65	197	11,233
Trancom Co. Ltd.	59,491	--	280	322	44,335
Trio-Tech International	875	--	5	--	813
Triple-S Management Corp.	49,208	--	233	--	37,633
Tsukui Corp.	28,721	--	1,058	130	--
UKC Holdings Corp.	22,097	--	139	377	27,154
Uni-Select, Inc.	53,667	--	286	238	49,868
Unit Corp.	58,338	--	598	--	120,672
Universal Logistics Holdings I	24,741	1,675	203	233	25,354
Unum Group	576,028	--	21,136	6,670	756,297
Utah Medical Products, Inc.	24,740	--	140	199	23,516
VSE Corp.	27,966	646	180	107	33,441
VST Holdings Ltd.	31,048	--	266	--	45,349
Watts Co. Ltd.	12,358	--	69	165	12,446
Weight Watchers International, Inc.	52,032	59	271	--	54,062
Whanin Pharmaceutical Co. Ltd.	25,398	--	--	301	22,794
WIN-Partners Co. Ltd.	20,281	--	127	--	23,363
Workman Co. Ltd.	80,055	--	393	--	71,070
Youngone Holdings Co. Ltd.	48,445	--	--	306	44,340
Yusen Logistics Co. Ltd.	34,365	--	173	252	30,834
Yutaka Giken Co. Ltd.	26,673	--	146	356	27,364
Zumiez, Inc.	32,011	--	32,268	--	--
Total	$14,865,186	$93,877	$649,257	$174,590	$14,535,832

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$9,119,268	$8,947,705	$171,557	$6
Consumer Staples	3,314,561	3,261,810	40,694	12,057
Energy	1,290,332	1,169,244	121,088	--
Financials	5,038,806	4,749,922	287,978	906
Health Care	4,660,457	4,632,836	27,621	--
Industrials	3,188,342	3,160,612	27,730	--
Information Technology	7,035,368	6,663,489	371,879	--
Materials	1,256,492	1,232,312	24,180	--
Real Estate	335,548	335,548	--	--
Telecommunication Services	1,536	--	1,536	--
Utilities	204,825	204,825	--	--
Corporate Bonds	6,841	--	6,841	--
Money Market Funds	3,669,442	3,669,442	--	--
Total Investments in Securities:	$39,121,818	$38,027,745	$1,081,104	$12,969

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$495,635
Level 2 to Level 1	$3,205,448

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	57.8%
Japan	8.1%
Ireland	5.8%
United Kingdom	4.4%
Canada	4.4%
Bermuda	3.7%
Netherlands	2.4%
Taiwan	1.9%
Cayman Islands	1.8%
Korea (South)	1.6%
Bailiwick of Guernsey	1.1%
Others (Individually Less Than 1%)	7.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2017
Assets
Investment in securities, at value (including securities loaned of $281,898) — See accompanying schedule: Unaffiliated issuers (cost $11,102,004)	$20,916,544
Fidelity Central Funds (cost $3,668,718)	3,669,442
Other affiliated issuers (cost $7,371,955)	14,535,832
Total Investments (cost $22,142,677)		$39,121,818
Foreign currency held at value (cost $1,054)		1,055
Receivable for investments sold		90,401
Receivable for fund shares sold		19,871
Dividends receivable		26,272
Interest receivable		367
Distributions receivable from Fidelity Central Funds		2,348
Prepaid expenses		65
Other receivables		1,742
Total assets		39,263,939
Liabilities
Payable to custodian bank	$227
Payable for investments purchased	6,752
Payable for fund shares redeemed	169,081
Accrued management fee	17,122
Other affiliated payables	4,010
Other payables and accrued expenses	2,522
Collateral on Securities Loaned	288,770
Total liabilities		488,484
Net Assets		$38,775,455
Net Assets consist of:
Paid in capital		$21,102,888
Undistributed net investment income		10,529
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		682,582
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,979,456
Net Assets		$38,775,455
Low-Priced Stock:
Net Asset Value, offering price and redemption price per share ($27,963,593 ÷ 558,571 shares)		$50.06
Class K:
Net Asset Value, offering price and redemption price per share ($10,811,862 ÷ 216,151 shares)		$50.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2017
Investment Income
Dividends (including $174,590 earned from other affiliated issuers)		$386,123
Interest		782
Income from Fidelity Central Funds		14,543
Total income		401,448
Expenses
Management fee
Basic fee	$117,395
Performance adjustment	(8,183)
Transfer agent fees	22,881
Accounting and security lending fees	1,125
Custodian fees and expenses	1,271
Independent trustees' fees and expenses	82
Appreciation in deferred trustee compensation account	1
Registration fees	76
Audit	115
Legal	58
Miscellaneous	242
Total expenses before reductions	135,063
Expense reductions	(182)	134,881
Net investment income (loss)		266,567
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,165,815
Fidelity Central Funds	165
Other affiliated issuers	200,456
Foreign currency transactions	(1,429)
Total net realized gain (loss)		1,365,007
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,100)	663,559
Assets and liabilities in foreign currencies	(53)
Total change in net unrealized appreciation (depreciation)		663,506
Net gain (loss)		2,028,513
Net increase (decrease) in net assets resulting from operations		$2,295,080

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$266,567	$508,914
Net realized gain (loss)	1,365,007	1,577,645
Change in net unrealized appreciation (depreciation)	663,506	(2,865,712)
Net increase (decrease) in net assets resulting from operations	2,295,080	(779,153)
Distributions to shareholders from net investment income	(481,686)	(528,171)
Distributions to shareholders from net realized gain	(1,425,390)	(1,338,985)
Total distributions	(1,907,076)	(1,867,156)
Share transactions - net increase (decrease)	(1,625,467)	(1,482,043)
Redemption fees	396	1,921
Total increase (decrease) in net assets	(1,237,067)	(4,126,431)
Net Assets
Beginning of period	40,012,522	44,138,953
End of period	$38,775,455	$40,012,522
Other Information
Undistributed net investment income end of period	$10,529	$225,648

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Low-Priced Stock Fund

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$49.57	$52.65	$51.03	$47.84	$38.52	$40.67
Income from Investment Operations
Net investment income (loss)A	.33	.59	.52	.53	.48	.37
Net realized and unrealized gain (loss)	2.56	(1.44)	4.06	5.96	11.61	(.03)
Total from investment operations	2.89	(.85)	4.58	6.49	12.09	.34
Distributions from net investment income	(.60)	(.62)	(.52)	(.39)	(.49)	(.28)
Distributions from net realized gain	(1.80)	(1.61)	(2.44)	(2.91)	(2.28)	(2.21)
Total distributions	(2.40)	(2.23)	(2.96)	(3.30)	(2.77)	(2.49)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$50.06	$49.57	$52.65	$51.03	$47.84	$38.52
Total ReturnC,D	6.02%	(1.48)%	9.32%	14.42%	33.12%	1.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.88%	.79%	.82%	.79%	.88%
Expenses net of fee waivers, if any	.71%G	.88%	.79%	.82%	.79%	.88%
Expenses net of all reductions	.71%G	.88%	.79%	.82%	.79%	.88%
Net investment income (loss)	1.33%G	1.24%	1.02%	1.07%	1.14%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$27,964	$28,524	$30,150	$30,576	$28,171	$22,999
Portfolio turnover rateH	9%G,I	9%I	9%I	12%I	11%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Low-Priced Stock Fund Class K

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$49.56	$52.64	$51.02	$47.83	$38.52	$40.67
Income from Investment Operations
Net investment income (loss)A	.35	.64	.57	.58	.53	.42
Net realized and unrealized gain (loss)	2.56	(1.44)	4.06	5.96	11.60	(.03)
Total from investment operations	2.91	(.80)	4.63	6.54	12.13	.39
Distributions from net investment income	(.64)	(.67)	(.57)	(.44)	(.54)	(.33)
Distributions from net realized gain	(1.80)	(1.61)	(2.44)	(2.91)	(2.28)	(2.21)
Total distributions	(2.45)B	(2.28)	(3.01)	(3.35)	(2.82)	(2.54)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$50.02	$49.56	$52.64	$51.02	$47.83	$38.52
Total ReturnD,E	6.06%	(1.38)%	9.44%	14.55%	33.27%	1.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H	.78%	.69%	.72%	.68%	.76%
Expenses net of fee waivers, if any	.62%H	.78%	.69%	.72%	.68%	.76%
Expenses net of all reductions	.62%H	.78%	.69%	.72%	.68%	.76%
Net investment income (loss)	1.43%H	1.34%	1.11%	1.17%	1.26%	1.12%
Supplemental Data
Net assets, end of period (in millions)	$10,812	$11,489	$13,989	$16,198	$14,691	$9,985
Portfolio turnover rateI	9%H,J	9%J	9%J	12%J	11%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.45 per share is comprised of distributions from net investment income of $.644 and distributions from net realized gain of $1.803 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017, including information on transfers between Levels 1 and 2, included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$18,935,596
Gross unrealized depreciation	(2,159,526)
Net unrealized appreciation (depreciation) on securities	$16,776,070
Tax cost	$22,345,748

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,604,751 and $3,186,490, respectively.

Redemptions In-Kind. During the period, 4,167 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, including accrued interest, with a value of $205,409. The net realized gain of $111,479 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 22,834 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, including accrued interest, with a value of $1,089,429. The Fund had a net realized gain of $567,763 on investments delivered through the in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Low-Priced Stock	$20,264.14
Class K	2,617.05
	$ 22,881

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $77 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $64 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $19,885. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,075, including $418 from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $180.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Low-Priced Stock	$337,211	$356,516
Class K	144,475	171,655
Total	$481,686	$528,171
From net realized gain
Low-Priced Stock	$1,020,327	$917,359
Class K	405,063	421,626
Total	$1,425,390	$1,338,985

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Low-Priced Stock
Shares sold	19,836	73,081	$979,469	$3,496,723
Reinvestment of distributions	25,783	24,403	1,255,304	1,179,176
Shares redeemed	(62,412)	(94,728)	(3,078,880)	(4,533,400)
Net increase (decrease)	(16,793)	2,756	$(844,107)	$142,499
Class K
Shares sold	14,340	36,926	$708,299	$1,770,314
Reinvestment of distributions	11,296	12,287	549,537	593,281
Shares redeemed	(41,315)(a)	(83,156)(b)	(2,039,196)(a)	(3,988,137)(b)
Net increase (decrease)	(15,679)	(33,943)	$(781,360)	$(1,624,542)

 (a) Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

 (b) Amount includes in-kind redemptions (see Note 4: Prior Fiscal Year Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) as of January 31, 2017, the results of its operations for the periods indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Low-Priced Stock Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of January 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 17, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Low-Priced Stock	.71%
Actual		$1,000.00	$1,060.20	$3.69
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Class K	.62%
Actual		$1,000.00	$1,060.60	$3.22
Hypothetical-C		$1,000.00	$1,022.08	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Low-Priced Stock Fund Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	5.3	5.5
Seagate Technology LLC	3.2	2.2
Ross Stores, Inc.	3.0	2.7
Best Buy Co., Inc.	2.6	2.5
Metro, Inc. Class A (sub. vtg.)	2.1	2.5
Unum Group	2.0	1.4
Next PLC	1.8	2.4
AutoZone, Inc.	1.5	1.6
Aetna, Inc.	1.4	1.3
DCC PLC (United Kingdom)	1.4	1.6
	24.3

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.5	25.1
Information Technology	18.1	16.4
Financials	13.0	11.6
Health Care	12.0	12.3
Consumer Staples	8.6	8.7

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017 *
Stocks	91.4%
Short-Term Investments and Net Other Assets (Liabilities)	8.6%

 * Foreign investments - 42.2%

As of July 31, 2016 *
Stocks	88.3%
Short-Term Investments and Net Other Assets (Liabilities)	11.7%

 * Foreign investments - 39.9%

Investments January 31, 2017

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.5%
Auto Components - 1.2%
Adient PLC (a)	498,437	$31,646
ASTI Corp. (b)(c)	1,043,000	4,868
Cooper Tire & Rubber Co.	24,722	896
ElringKlinger AG (b)	797,600	14,116
G-Tekt Corp.	78,500	1,475
Gentex Corp.	2,900,000	60,581
Gentherm, Inc. (a)	498,697	17,654
Hi-Lex Corp.	1,508,500	39,506
INFAC Corp.	325,139	1,911
INZI Controls Co. Ltd. (c)	1,516,000	6,542
Motonic Corp. (c)	3,250,000	25,709
Murakami Corp. (c)	840,400	18,347
Nippon Seiki Co. Ltd.	2,834,500	61,103
Piolax, Inc. (c)	889,800	57,371
S&T Holdings Co. Ltd. (c)	859,329	12,573
Samsung Climate Control Co. Ltd. (c)	499,950	5,101
Sewon Precision Industries Co. Ltd. (c)	500,000	7,728
Shoei Co. Ltd.	294,900	6,759
SJM Co. Ltd. (c)	1,282,000	6,768
SJM Holdings Co. Ltd. (c)	1,332,974	6,019
Standard Motor Products, Inc.	98,000	4,887
Strattec Security Corp. (c)	245,625	7,565
Sungwoo Hitech Co. Ltd.	1,888,517	12,135
TBK Co. Ltd.	994,000	4,340
The Goodyear Tire & Rubber Co.	498,500	16,146
Yachiyo Industry Co. Ltd.	962,600	9,080
Yutaka Giken Co. Ltd. (c)	1,318,700	27,364
		468,190
Distributors - 0.2%
Central Automotive Products Ltd.	80,900	828
Chori Co. Ltd.	462,100	8,013
Nakayamafuku Co. Ltd. (c)	1,080,800	7,868
SPK Corp. (c)	272,200	6,008
Uni-Select, Inc. (c)	2,187,800	49,868
		72,585
Diversified Consumer Services - 0.4%
American Public Education, Inc. (a)	199,415	4,846
Apollo Education Group, Inc. Class A (non-vtg.) (a)	1,536,593	15,351
Clip Corp. (c)	292,200	2,394
Cross-Harbour Holdings Ltd.	2,492,000	3,544
Houghton Mifflin Harcourt Co. (a)	1,400,000	15,820
Meiko Network Japan Co. Ltd.	889,800	9,867
ServiceMaster Global Holdings, Inc. (a)	594,700	21,992
Shingakukai Co. Ltd.	155,000	773
Step Co. Ltd. (c)	1,156,600	14,382
Weight Watchers International, Inc. (a)(b)(c)	4,342,310	54,062
		143,031
Hotels, Restaurants & Leisure - 0.5%
Ark Restaurants Corp. (c)	196,920	4,444
BRONCO BILLY Co. Ltd. (b)	48,200	1,184
Create Restaurants Holdings, Inc.	1,200,000	10,490
El Pollo Loco Holdings, Inc. (a)(b)	498,437	6,206
Flanigans Enterprises, Inc.	74,200	1,788
Hiday Hidaka Corp. (c)	1,926,185	45,839
Hilton Grand Vacations, Inc. (a)	99,807	2,927
Ibersol SGPS SA	652,980	8,811
Ilg, Inc.	1,100,000	20,845
Intralot SA (a)	1,408,200	1,642
Koshidaka Holdings Co. Ltd.	633,780	13,017
Kura Corp. Ltd.	98,800	4,117
Nagacorp Ltd.	500,000	293
Ohsho Food Service Corp.	499,000	19,357
Sportscene Group, Inc. Class A (a)(c)	356,100	1,371
St. Marc Holdings Co. Ltd.	994,500	29,991
The Monogatari Corp.	221,300	8,026
The Restaurant Group PLC	6,978,000	25,720
Toridoll.corporation	98,400	2,147
		208,215
Household Durables - 3.0%
Abbey PLC (c)	1,906,700	28,404
Barratt Developments PLC (c)	77,569,400	466,151
Bellway PLC	4,203,800	131,363
D.R. Horton, Inc.	3,082,843	92,208
Dorel Industries, Inc. Class B (sub. vtg.)	2,841,000	78,598
Emak SpA	4,711,700	4,679
First Juken Co. Ltd. (c)	1,503,700	18,898
Helen of Troy Ltd. (a)(c)	2,346,217	218,902
Henry Boot PLC	3,495,300	9,102
Libbey, Inc.	800,000	13,688
NACCO Industries, Inc. Class A	189,592	13,982
P&F Industries, Inc. Class A (c)	337,248	2,944
PulteGroup, Inc.	897,300	19,301
Sanei Architecture Planning Co. Ltd. (c)	1,299,900	18,167
Stanley Furniture Co., Inc.	395,636	372
Token Corp. (c)	688,100	48,632
Toll Brothers, Inc. (a)	398,800	12,506
		1,177,897
Internet & Direct Marketing Retail - 0.2%
Belluna Co. Ltd. (c)	9,216,600	63,262
Liberty Interactive Corp. QVC Group Series A (a)	1,100,000	21,098
		84,360
Leisure Products - 0.3%
Accell Group NV (c)	2,093,500	49,052
Arctic Cat, Inc. (a)(b)(c)	1,096,581	20,616
Fenix Outdoor AB Class B (a)	32,298	0
Kabe Husvagnar AB (B Shares)	297,598	6,532
Mars Engineering Corp.	568,700	10,915
Mattel, Inc.	450,000	11,795
Miroku Corp. (c)	755,000	2,033
		100,943
Media - 0.9%
Cinderella Media Group Ltd. (a)	17,074,000	5,599
Corus Entertainment, Inc. Class B (non-vtg.) (b)	629,000	6,245
Discovery Communications, Inc. Class A (a)	1,397,782	39,627
Gannett Co., Inc.	1,383,100	13,305
GfK AG	155,700	7,320
Harte-Hanks, Inc.	795,762	1,241
Hyundai HCN	2,723,979	9,272
Intage Holdings, Inc. (c)	1,789,000	33,273
Interpublic Group of Companies, Inc.	598,200	14,076
Ipsos SA	9,514	315
ITE Group PLC	93,397	183
Lions Gate Entertainment Corp. Class B (a)	1,039,226	27,841
Live Nation Entertainment, Inc. (a)	700,000	20,034
Multiplus SA	536,800	6,061
Pico Far East Holdings Ltd.	19,900,000	6,654
Proto Corp.	386,600	4,783
RKB Mainichi Broadcasting Corp.	45,700	1,989
Saga Communications, Inc. Class A	393,300	19,783
Sky Network Television Ltd.	6,278,625	21,375
STW Group Ltd.	4,403,383	3,540
Tegna, Inc.	1,445,563	33,118
Television Broadcasts Ltd.	3,699,500	14,191
TOW Co. Ltd. (c)	1,966,300	11,233
TVA Group, Inc. Class B (non-vtg.) (a)	3,319,103	7,882
Twenty-First Century Fox, Inc.:
Class A	700,000	21,966
Class B	48,307	1,498
Viacom, Inc. Class B (non-vtg.)	448,633	18,905
WOWOW INC.	198,000	6,278
		357,587
Multiline Retail - 1.9%
Lifestyle China Group Ltd. (a)	36,549,500	8,488
Lifestyle International Holdings Ltd.	38,080,000	48,827
Next PLC (c)	14,145,800	681,564
Watts Co. Ltd. (c)	1,241,400	12,446
		751,325
Specialty Retail - 13.1%
Abercrombie & Fitch Co. Class A (c)	5,341,180	62,011
Adastria Co. Ltd.	296,100	7,946
AT-Group Co. Ltd.	1,175,500	26,548
AutoZone, Inc. (a)	800,818	580,577
Bed Bath & Beyond, Inc.	5,872,054	236,937
Best Buy Co., Inc. (c)	22,800,000	1,015,056
BMTC Group, Inc. (c)	4,253,200	42,099
Bonia Corp. Bhd	2,503,000	331
Bonjour Holdings Ltd.	4,169,000	195
Buffalo Co. Ltd.	100,100	718
Cash Converters International Ltd.	23,705,526	6,382
Chico's FAS, Inc.	1,000,000	13,490
CST Brands, Inc.	2,666,947	128,494
Delek Automotive Systems Ltd.	791,600	7,266
DSW, Inc. Class A (c)	4,386,225	92,813
Dunelm Group PLC	697,900	5,970
Ff Group (a)(c)	4,685,200	89,622
Formosa Optical Technology Co. Ltd.	1,362,000	3,262
Fourlis Holdings SA (a)	299,000	1,407
GameStop Corp. Class A (b)(c)	9,561,544	234,162
GNC Holdings, Inc. (b)(c)	5,888,622	52,232
Goldlion Holdings Ltd.	23,571,000	9,384
Guess?, Inc. (c)	7,471,763	95,414
Halfords Group PLC	1,285,800	5,855
Hibbett Sports, Inc. (a)	544,854	17,980
Hour Glass Ltd.	8,950,300	3,937
IA Group Corp. (c)	631,700	3,637
JB Hi-Fi Ltd.	113,898	2,388
John David Group PLC	12,460,700	54,441
Jumbo SA (c)	10,767,068	151,100
K's Denki Corp.	3,637,600	65,626
Ku Holdings Co. Ltd.	913,400	6,965
Kyoto Kimono Yuzen Co. Ltd.	671,300	5,856
Le Chateau, Inc. Class A (sub. vtg.) (a)	1,690,500	234
Leon's Furniture Ltd.	279,500	4,096
Lewis Group Ltd.	1,156,700	3,507
Mr. Bricolage SA (c)	924,275	12,073
Nafco Co. Ltd. (c)	2,081,500	33,460
Office Depot, Inc.	1,495,311	6,654
Pal Group Holdings Co. Ltd.	1,143,700	29,183
Ross Stores, Inc.	17,416,348	1,151,395
Sa Sa International Holdings Ltd.	3,464,000	1,380
Sacs Bar Holdings, Inc.	397,700	4,322
Sally Beauty Holdings, Inc. (a)	4,700,000	111,860
Second Chance Properties Ltd.	1,937,900	344
Second Chance Properties Ltd.:
warrants 7/24/17 (a)	8,507,800	6
warrants 1/23/20 (a)	1,941,600	33
Select Comfort Corp. (a)	1,697,686	34,259
Silvano Fashion Group A/S	7,230	23
Sonic Automotive, Inc. Class A (sub. vtg.)	1,093,986	25,599
Staples, Inc.	21,265,909	195,646
Super Retail Group Ltd.	996,860	7,364
The Buckle, Inc. (b)(c)	4,834,758	102,255
Urban Outfitters, Inc. (a)	3,289,644	87,307
USS Co. Ltd.	8,174,200	143,416
Vitamin Shoppe, Inc. (a)	616,908	13,356
Workman Co. Ltd. (c)	2,370,600	71,070
Zumiez, Inc. (a)(b)	313,952	6,295
		5,075,238
Textiles, Apparel & Luxury Goods - 1.8%
Anta Sports Products Ltd.	696,000	2,215
Burberry Group PLC	148,300	3,060
Coach, Inc.	2,535,900	94,716
Daphne International Holdings Ltd. (a)	892,000	80
Deckers Outdoor Corp. (a)	36,942	2,128
Embry Holdings Ltd.	2,321,000	1,039
Fossil Group, Inc. (a)(b)(c)	4,554,602	116,461
G-III Apparel Group Ltd. (a)	398,730	10,471
Geox SpA	790,200	1,703
Gerry Weber International AG (Bearer)	49,400	574
Gildan Activewear, Inc.	7,984,600	208,873
Hampshire Group Ltd. (a)(c)	818,518	7
Handsome Co. Ltd. (c)	2,125,000	57,386
JLM Couture, Inc. (a)(c)	172,167	517
Michael Kors Holdings Ltd. (a)	49,005	2,098
Movado Group, Inc.	99,707	2,707
Portico International Holdings (a)	10,951,000	4,169
Steven Madden Ltd. (a)	1,108,500	39,019
Sun Hing Vision Group Holdings Ltd. (c)	21,297,000	7,709
Texwinca Holdings Ltd.	53,380,000	34,203
Van de Velde	39,863	2,787
Vera Bradley, Inc. (a)	740,769	8,489
Victory City International Holdings Ltd.	97,247,225	3,557
Youngone Corp.	500,000	11,592
Youngone Holdings Co. Ltd. (c)	889,600	44,340
Yue Yuen Industrial (Holdings) Ltd.	5,470,000	19,997
		679,897

TOTAL CONSUMER DISCRETIONARY		9,119,268

CONSUMER STAPLES - 8.6%
Beverages - 1.3%
A.G. Barr PLC	3,303,320	20,861
Baron de Ley SA (a)	142,300	16,897
Britvic PLC	6,928,200	54,517
C&C Group PLC	3,181,908	13,578
Jinro Distillers Co. Ltd.	47,081	1,192
Kweichow Moutai Co. Ltd. (A Shares)	275,110	13,769
Monster Beverage Corp. (a)	7,206,974	307,017
Muhak Co. Ltd. (c)	2,799,256	55,663
Olvi PLC (A Shares)	25,563	781
Spritzer Bhd	5,120,400	2,705
Stock Spirits Group PLC	99,700	222
Synergy Co. (a)	91,196	943
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	7,080
		495,225
Food & Staples Retailing - 5.1%
AdvancePierre Foods Holdings, Inc.	550,000	15,241
Amsterdam Commodities NV	149,500	3,318
Aoki Super Co. Ltd.	240,000	2,991
Australasian Foods Holdco Pty Ltd.	3,481,102	3,696
Belc Co. Ltd. (c)	1,819,000	67,018
Cosmos Pharmaceutical Corp. (c)	1,340,000	247,208
Create SD Holdings Co. Ltd. (c)	5,944,400	130,986
Daikokutenbussan Co. Ltd.	622,600	28,894
Dong Suh Companies, Inc.	2,000,000	44,459
Fyffes PLC (Ireland) (c)	26,239,700	63,421
Genky Stores, Inc. (c)	393,800	21,554
Greggs PLC	888,600	10,866
Halows Co. Ltd. (c)	1,394,800	28,462
Kroger Co.	1,845,407	62,670
Kusuri No Aoki Holdings Co. Ltd.	884,900	37,815
Majestic Wine PLC (b)	3,342,671	14,770
MARR SpA	365,100	7,086
McColl's Retail Group PLC	2,488,957	5,620
Medical System Network Co. Ltd.	74,600	274
Metro, Inc. Class A (sub. vtg.) (c)	26,989,599	819,903
Qol Co. Ltd. (c)	1,989,000	25,878
Retail Partners Co. Ltd.	472,700	5,108
Safeway, Inc.:
rights (a)	16,069,900	0
rights (a)	16,069,900	2,893
Sligro Food Group NV	1,033,800	37,441
Sundrug Co. Ltd.	1,744,500	120,204
Tesco PLC (a)	11,644,000	28,604
Total Produce PLC	9,581,800	18,618
United Natural Foods, Inc. (a)	1,243,098	56,810
Valor Holdings Co. Ltd.	524,000	13,616
Walgreens Boots Alliance, Inc.	129,600	10,619
Whole Foods Market, Inc.	99,707	3,013
Yaoko Co. Ltd.	1,032,300	41,919
		1,980,975
Food Products - 1.9%
Aryzta AG	1,545,130	42,409
Astral Foods Ltd.	348,100	3,916
Bakkafrost	443	17
Cranswick PLC	653,649	19,044
Devro PLC	2,645,600	5,491
Dutch Lady Milk Industries Bhd	100,000	1,232
Food Empire Holdings Ltd. (a)(c)	46,712,000	18,892
Fresh Del Monte Produce, Inc. (c)	5,221,012	298,903
Hilton Food Group PLC	639,000	5,366
Japan Meat Co. Ltd.	323,400	5,184
Kaveri Seed Co. Ltd. (a)	100,000	680
Lamb Weston Holdings, Inc.	49,804	1,861
Lifeway Foods, Inc. (a)	250,000	2,693
Mitsui Sugar Co. Ltd.	377,100	8,390
Nam Yang Dairy Products	11,000	6,963
Natori Co. Ltd.	174,500	2,796
Origin Enterprises PLC (c)	9,877,495	67,730
Pacific Andes International Holdings Ltd. (a)	110,668,500	2,233
Pacific Andes Resources Development Ltd. (a)	207,240,893	3,235
Pickles Corp.	106,900	1,380
President Rice Products PCL	1,298,300	2,136
Rocky Mountain Chocolate Factory, Inc. (c)	417,793	4,579
S Foods, Inc.	349,300	9,482
Seaboard Corp.	42,428	163,348
Select Harvests Ltd. (c)	4,763,281	20,194
Sunjin Co. Ltd. (c)	813,630	21,195
Synear Food Holdings Ltd. (a)	38,027,000	0
The Hain Celestial Group, Inc. (a)	49,804	1,970
Want Want China Holdings Ltd.	16,946,000	12,090
		733,409
Personal Products - 0.3%
Asaleo Care Ltd.	5,981,984	6,850
Coty, Inc. Class A	1,397,900	26,840
Grape King Bio Ltd.	1,748,000	10,004
Inter Parfums, Inc.	50,000	1,705
Nutraceutical International Corp. (c)	1,017,538	34,088
Sarantis SA (c)	2,150,300	23,932
		103,419
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	1,729	521

TOTAL CONSUMER STAPLES		3,313,549

ENERGY - 3.3%
Energy Equipment & Services - 1.2%
AKITA Drilling Ltd. Class A (non-vtg.)	1,581,200	11,094
Atwood Oceanics, Inc. (b)(c)	7,346,106	89,329
Boustead Singapore Ltd.	4,501,400	2,587
Bristow Group, Inc.	407,411	7,195
Carbo Ceramics, Inc. (a)(b)(c)	2,108,127	29,935
Cathedral Energy Services Ltd. (a)(b)	1,424,900	1,248
Divestco, Inc. (a)	3,113,000	84
Farstad Shipping ASA (a)(c)	2,847,000	1,653
Fugro NV (Certificaten Van Aandelen) (a)	1,701,100	26,755
Geospace Technologies Corp. (a)(c)	1,233,716	28,795
Gulfmark Offshore, Inc. Class A (a)	653,467	1,111
Nabors Industries Ltd.	877,821	14,265
National Oilwell Varco, Inc.	24,922	942
Oceaneering International, Inc.	247,184	6,884
Oil States International, Inc. (a)	2,548,075	100,649
PHX Energy Services Corp.	1,470,500	4,554
Precision Drilling Corp. (a)	199,400	1,122
Prosafe ASA (a)(b)	199,402	827
Shinko Plantech Co. Ltd.	1,261,700	9,040
Solstad Offshore ASA (a)	1,186,282	1,561
TechnipFMC PLC (a)	4,804	162
Total Energy Services, Inc. (c)	2,205,700	25,053
Unit Corp. (a)(c)	4,641,232	120,672
		485,517
Oil, Gas & Consumable Fuels - 2.1%
Adams Resources & Energy, Inc.	141,451	5,481
Beach Energy Ltd.	13,956,041	7,938
Boardwalk Pipeline Partners, LP	605,800	11,183
Bonavista Energy Corp.	299,000	1,062
Contango Oil & Gas Co. (a)(c)	2,023,200	16,388
Denbury Resources, Inc. (a)(b)	8,140,271	27,270
Eni SpA	7,875,200	121,088
Fuji Kosan Co. Ltd. (c)	684,400	2,776
Great Eastern Shipping Co. Ltd.	5,100,000	29,358
Hankook Shell Oil Co. Ltd.	57,000	21,110
HollyFrontier Corp.	503,697	14,592
International Seaways, Inc. (a)	24,922	433
Marathon Oil Corp.	3,425,641	57,379
Michang Oil Industrial Co. Ltd. (c)	173,900	14,058
Murphy Oil Corp. (b)	7,955,828	230,003
Newfield Exploration Co. (a)	404,657	16,219
Tesoro Corp.	1,361,647	110,089
Thai Oil PCL (For. Reg.)	398,700	815
Uehara Sei Shoji Co. Ltd.	868,000	4,443
Whiting Petroleum Corp. (a)	327,154	3,628
World Fuel Services Corp.	2,195,710	97,665
WPX Energy, Inc. (a)	849,724	11,837
		804,815

TOTAL ENERGY		1,290,332

FINANCIALS - 13.0%
Banks - 1.5%
ACNB Corp.	117,573	3,527
Allegiance Bancshares, Inc. (a)	618,200	20,061
Bank of Ireland (a)	368,701,900	99,503
Bar Harbor Bankshares	34,250	1,484
Camden National Corp.	59,784	2,480
Cathay General Bancorp	2,292,770	83,549
CIT Group, Inc.	67,200	2,768
Codorus Valley Bancorp, Inc. (c)	654,339	16,797
ConnectOne Bancorp, Inc.	747,700	18,468
Dimeco, Inc.	25,975	1,208
East West Bancorp, Inc.	334,938	17,229
EFG Eurobank Ergasias SA (a)	137,395	83
Farmers & Merchants Bancorp, Inc.	29,906	1,077
First Bancorp, Puerto Rico (a)	6,977,817	46,891
First West Virginia Bancorp, Inc.	74,356	1,524
Hope Bancorp, Inc.	1,123,632	23,495
Investors Bancorp, Inc.	1,196,400	17,168
KeyCorp	633,320	11,381
LCNB Corp. (c)	677,900	15,253
Northrim Bancorp, Inc.	24,922	704
Norwood Financial Corp.	199,415	7,277
OFG Bancorp (b)(c)	2,372,158	31,431
Popular, Inc.	1,445,407	64,219
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,324,500	9,836
Sparebanken More (primary capital certificate)	223,934	6,950
Sparebanken Nord-Norge	2,486,200	16,353
The Bank of NT Butterfield & Son Ltd.	174,463	5,738
Trico Bancshares	356,795	13,155
Van Lanschot NV unit	1,139,740	24,582
		564,191
Capital Markets - 0.4%
AllianceBernstein Holding LP	665,000	15,528
Ares Capital Corp.	171,020	2,890
Federated Investors, Inc. Class B (non-vtg.)	335,100	8,716
Franklin Resources, Inc.	1,180,744	46,923
Lazard Ltd. Class A	323,176	13,729
OFS Capital Corp.	2,939	42
State Street Corp.	251,000	19,126
Waddell & Reed Financial, Inc. Class A	2,350,000	42,418
		149,372
Consumer Finance - 0.6%
Aeon Credit Service (Asia) Co. Ltd.	13,688,000	9,813
EZCORP, Inc. (non-vtg.) Class A (a)	374,277	3,705
Green Dot Corp. Class A (a)	99,508	2,667
H&T Group PLC	578,500	2,060
Nicholas Financial, Inc. (a)	232,650	2,559
Santander Consumer U.S.A. Holdings, Inc. (a)	4,176,829	55,218
Synchrony Financial	4,535,632	162,466
		238,488
Diversified Financial Services - 0.4%
FB Financial Corp. (b)	99,508	2,533
Leucadia National Corp.	529,700	12,633
Newship Ltd. (a)	2,500	906
Ricoh Leasing Co. Ltd.	822,100	24,974
Scandinavian Tobacco Group A/S	2,542,096	43,657
Voya Financial, Inc.	1,894,040	76,178
		160,881
Insurance - 9.3%
Admiral Group PLC	248,634	5,555
AEGON NV	51,160,300	278,082
AFLAC, Inc.	319,314	22,349
April	2,468,900	31,716
ASR Nederland NV	598,100	16,419
Assurant, Inc. (c)	4,007,485	389,247
Axis Capital Holdings Ltd. (c)	6,187,744	396,077
Endurance Specialty Holdings Ltd.	2,313,330	214,423
FBD Holdings PLC (a)	155,700	1,340
FNF Group	74,800	2,645
Genworth Financial, Inc. Class A (a)	7,476,454	25,121
Great-West Lifeco, Inc.	49,800	1,365
Hartford Financial Services Group, Inc.	5,382,999	262,206
Hiscox Ltd.	810,055	10,455
James River Group Holdings Ltd.	367,164	14,558
Kinsale Capital Group, Inc.	553,800	16,254
Lincoln National Corp.	6,728,798	454,261
MetLife, Inc.	800,753	43,569
National Western Life Group, Inc.	132,414	38,817
NN Group NV	1,236,390	43,684
Primerica, Inc.	229,300	17,301
Progressive Corp.	537,300	20,117
RenaissanceRe Holdings Ltd. (c)	2,744,697	374,157
Sony Financial Holdings, Inc.	2,784,500	46,930
Torchmark Corp.	640,550	47,106
Universal Insurance Holdings, Inc.	17,845	467
Unum Group (c)	16,647,533	756,297
Validus Holdings Ltd.	1,600,000	91,200
		3,621,718
Mortgage Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	15,502,546	158,436
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	119,400	1,706
Genworth MI Canada, Inc.	4,295,800	107,721
Genworth Mortgage Insurance Ltd.	6,635,617	16,758
Meridian Bancorp, Inc. Maryland	897,300	16,914
Nationstar Mortgage Holdings, Inc. (a)(b)	144,495	2,621
		145,720

TOTAL FINANCIALS		5,038,806

HEALTH CARE - 12.0%
Biotechnology - 1.1%
Amgen, Inc.	2,669,143	418,201
Myriad Genetics, Inc. (a)(b)	99,707	1,613
		419,814
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	1,736,155	72,519
Ansell Ltd.	297,083	5,358
Apex Biotechnology Corp.	1,400,000	1,798
Arts Optical International Holdings Ltd. (c)	24,645,000	10,083
Atrion Corp.	9,015	4,405
Boston Scientific Corp. (a)	997,000	23,988
Exactech, Inc. (a)	148,313	3,656
Hoshiiryou Sanki Co. Ltd. (c)	320,464	10,899
Huvitz Co. Ltd.	50,000	554
Microlife Corp.	3,683,500	8,975
Nakanishi, Inc.	667,800	25,817
Pacific Hospital Supply Co. Ltd.	1,454,000	3,729
Prim SA (c)	1,543,100	14,825
ResMed, Inc.	149,500	10,097
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	996,000	652
Span-America Medical System, Inc. (c)	265,587	5,296
St.Shine Optical Co. Ltd.	2,450,000	46,580
Supermax Corp. Bhd	24,000,000	11,324
Techno Medica Co. Ltd.	41,500	762
Top Glove Corp. Bhd	1,800,000	2,113
Utah Medical Products, Inc. (c)	378,069	23,516
Zimmer Biomet Holdings, Inc.	1,110,199	131,370
		418,316
Health Care Providers & Services - 8.5%
Aetna, Inc.	4,562,484	541,156
Almost Family, Inc. (a)(c)	802,350	37,911
Anthem, Inc.	2,002,032	308,593
DVx, Inc. (c)	749,600	8,498
Farmacol SA (a)	184,739	2,394
Grupo Casa Saba SA de CV (a)	11,596,000	0
Hanger, Inc. (a)(c)	2,693,932	32,381
HealthSouth Corp.	2,286	89
Hi-Clearance, Inc.	1,489,000	4,511
LHC Group, Inc. (a)(c)	997,971	50,028
Lifco AB	639,100	18,259
Medica Sur SA de CV	365,100	700
MEDNAX, Inc. (a)	177,956	12,163
National Healthcare Corp.	5,958	446
Pelion SA (a)	562,000	7,382
PharMerica Corp. (a)	373,778	9,270
Premier, Inc. (a)	648,000	20,645
The Ensign Group, Inc.	1,368,175	27,829
Tokai Corp.	183,700	6,451
Triple-S Management Corp. (a)(c)	1,969,295	37,633
Tsukui Corp.	3,471,700	23,430
U.S. Physical Therapy, Inc.	109,700	7,695
United Drug PLC (United Kingdom)	8,383,600	67,604
UnitedHealth Group, Inc.	12,775,177	2,070,861
WIN-Partners Co. Ltd. (c)	2,713,900	23,363
		3,319,292
Health Care Technology - 0.1%
Addlife AB (a)	413,400	6,877
Arrhythmia Research Technology, Inc. (a)	44,700	188
Computer Programs & Systems, Inc. (b)	149,511	3,379
ND Software Co. Ltd. (c)	1,293,400	12,658
Pharmagest Interactive	9,945	370
		23,472
Life Sciences Tools & Services - 0.0%
VWR Corp. (a)	797,600	20,666
Pharmaceuticals - 1.2%
Apex Healthcare Bhd	47,600	51
Bliss Gvs Pharma Ltd. (a)	4,600,000	10,084
Daewon Pharmaceutical Co. Ltd. (c)	1,730,361	30,426
Daewoong Co. Ltd.	70,000	2,507
Dawnrays Pharmaceutical Holdings Ltd.	11,932,000	7,271
DongKook Pharmaceutical Co. Ltd. (c)	623,700	30,274
FDC Ltd.	3,300,000	10,426
Fuji Pharma Co. Ltd.	445,100	10,880
Genomma Lab Internacional SA de CV (a)	2,176,100	2,283
Indivior PLC	18,149,200	67,468
Korea United Pharm, Inc.	239,629	3,600
Kwang Dong Pharmaceutical Co. Ltd. (c)	3,100,000	22,234
Kyung Dong Pharmaceutical Co. Ltd.	480,000	7,315
Lee's Pharmaceutical Holdings Ltd.	8,774,598	7,680
Nichi-iko Pharmaceutical Co. Ltd.	99,700	1,453
Novo Nordisk A/S Series B sponsored ADR	1,196,189	43,266
Phibro Animal Health Corp. Class A	397,731	10,619
Recordati SpA	4,890,600	138,901
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd.	1,279,000	1,935
Torrent Pharmaceuticals Ltd.	150,000	2,888
Tsumura & Co.	847,400	24,542
Whanin Pharmaceutical Co. Ltd. (c)	1,750,000	22,794
		458,897

TOTAL HEALTH CARE		4,660,457

INDUSTRIALS - 8.2%
Aerospace & Defense - 0.2%
Aerojet Rocketdyne Holdings, Inc. (a)	1,723,975	31,221
Austal Ltd.	1,515,206	1,839
Engility Holdings, Inc. (a)	996,874	29,238
		62,298
Air Freight & Logistics - 0.3%
Air T, Inc. (a)(c)	206,401	4,453
Atlas Air Worldwide Holdings, Inc. (a)(c)	1,395,603	73,618
Hub Group, Inc. Class A (a)	14,845	658
Kintetsu World Express, Inc.	174,100	2,405
Yusen Logistics Co. Ltd. (c)	3,105,700	30,834
		111,968
Airlines - 0.1%
JetBlue Airways Corp. (a)	1,016,100	19,926
Building Products - 0.0%
Kondotec, Inc. (c)	1,681,600	12,749
Commercial Services & Supplies - 0.8%
1010 Printing Group Ltd.	20,647,640	3,820
Aggreko PLC	764,634	9,686
AJIS Co. Ltd. (c)	479,300	23,262
Asia File Corp. Bhd	4,480,000	3,560
CECO Environmental Corp.	619,904	8,133
Civeo Corp. (a)(c)	10,412,520	36,860
Essendant, Inc. (c)	2,042,398	42,666
Fursys, Inc. (c)	950,000	26,603
Loomis AB (B Shares)	397,900	11,632
Mears Group PLC	1,691,294	10,787
Mitie Group PLC (b)(c)	19,636,312	49,578
Nac Co. Ltd. (c)	1,112,300	9,575
NICE Total Cash Management Co., Ltd. (c)	1,375,000	7,343
Prestige International, Inc.	1,476,800	10,777
RPS Group PLC	299,000	856
Team, Inc. (a)	354,203	11,901
VICOM Ltd.	3,025,600	12,172
VSE Corp. (c)	897,017	33,441
West Corp.	403,252	9,787
		322,439
Construction & Engineering - 1.3%
AECOM (a)	7,752,193	286,288
Arcadis NV	2,963,009	40,206
Astaldi SpA (a)	2,589,900	16,831
Boustead Projects Pte Ltd. (a)	1,109,487	579
C-Cube Corp.	346,500	1,323
Daiichi Kensetsu Corp. (c)	1,855,900	19,116
Engineers India Ltd.	1,000,000	2,191
Geumhwa PSC Co. Ltd. (c)	360,000	11,222
Jacobs Engineering Group, Inc.	248,428	14,545
KBR, Inc.	328,603	5,590
Kyeryong Construction Industrial Co. Ltd. (a)(c)	700,000	8,054
Meisei Industrial Co. Ltd.	1,185,900	6,344
Metka Industrial-Construction	774,500	5,401
Mirait Holdings Corp.	1,655,300	15,100
Nippon Rietec Co. Ltd.	1,255,100	13,106
Severfield PLC	2,965,933	2,999
Shinnihon Corp.	1,690,500	13,041
ShoLodge, Inc. (a)(c)	447,862	0
Sterling Construction Co., Inc. (a)(c)	2,083,658	19,086
United Integration Services Co. Ltd.	5,143,500	8,460
		489,482
Electrical Equipment - 0.8%
Aichi Electric Co. Ltd.	334,000	7,167
Aros Quality Group AB	778,700	20,386
AZZ, Inc.	1,295,896	77,171
Bharat Heavy Electricals Ltd.	21,000,000	42,628
Chiyoda Integre Co. Ltd. (a)	395,600	8,493
EnerSys	189,400	14,764
Graphite India Ltd.	900,000	1,304
Hammond Power Solutions, Inc. Class A	486,100	2,286
I-Sheng Electric Wire & Cable Co. Ltd. (c)	12,500,000	17,914
Korea Electric Terminal Co. Ltd. (c)	700,000	43,703
Servotronics, Inc. (c)	145,900	1,465
TKH Group NV unit	1,669,800	67,686
		304,967
Industrial Conglomerates - 1.4%
Carr's Group PLC	2,395,400	4,264
DCC PLC (United Kingdom) (c)	6,679,000	537,320
Reunert Ltd.	1,825,200	9,226
		550,810
Machinery - 1.6%
Aalberts Industries NV (c)	8,405,900	294,457
Actuant Corp. Class A	196,100	5,128
Allison Transmission Holdings, Inc.	487,830	17,064
ASL Marine Holdings Ltd. (a)(c)	48,520,613	5,130
Flowserve Corp.	291,075	14,309
Foremost Income Fund (a)	2,141,103	8,737
Gencor Industries, Inc. (a)	208,797	3,268
Haitian International Holdings Ltd.	7,459,000	15,173
Hillenbrand, Inc.	458,600	16,762
Hurco Companies, Inc. (c)	516,302	15,799
Hwacheon Machine Tool Co. Ltd. (c)	219,900	9,910
Hyster-Yale Materials Handling:
Class A (c)	222,770	13,705
Class B (a)(c)	310,000	19,071
Ihara Science Corp. (c)	1,067,900	11,019
Jaya Holdings Ltd. (c)	3,321,940	436
Joy Global, Inc.	4,804	135
Kyowakogyosyo Co. Ltd.	336,000	2,053
Maruzen Co. Ltd. (c)	1,707,000	18,066
Mincon Group PLC	1,985,098	1,650
Mirle Automation Corp.	1,500,000	1,859
Nadex Co. Ltd. (c)	854,300	4,260
Nakano Refrigerators Co. Ltd.	27,500	738
Nitchitsu Co. Ltd.	598,000	1,080
Oshkosh Corp.	700,000	48,741
Rexnord Corp. (a)	345,900	7,641
Semperit AG Holding	497,200	15,613
SIMPAC, Inc.	583,000	2,319
Takamatsu Machinery Co. Ltd.	395,700	2,930
Techno Smart Corp. (b)(c)	962,400	6,964
Terex Corp.	300,000	9,540
Tocalo Co. Ltd. (c)	845,400	19,205
TriMas Corp. (a)	743,672	15,840
Trinity Industrial Corp.	775,000	3,501
		612,103
Marine - 0.0%
Tokyo Kisen Co. Ltd. (c)	890,000	5,518
Professional Services - 0.5%
Akka Technologies SA	1,206,006	49,016
Boardroom Ltd.	2,763,942	1,186
CBIZ, Inc. (a)	349,325	4,576
Clarius Group Ltd. (a)	2,983,442	226
ICF International, Inc. (a)	256,500	13,338
McMillan Shakespeare Ltd.	2,270,672	18,047
SHL-JAPAN Ltd.	54,700	1,458
Sporton International, Inc.	302,999	1,700
Stantec, Inc.	2,944,300	78,922
Synergie SA	136,900	5,651
TrueBlue, Inc. (a)	647,948	16,037
WS Atkins PLC	497,367	9,141
		199,298
Road & Rail - 0.6%
Alps Logistics Co. Ltd. (c)	3,067,200	19,369
Chilled & Frozen Logistics Holdings Co. Ltd. (c)	1,656,800	19,266
CSX Corp.	341,180	15,827
Daqin Railway Co. Ltd. (A Shares)	26,000,000	26,976
Hamakyorex Co. Ltd. (c)	1,345,600	25,825
Higashi Twenty One Co. Ltd.	268,700	807
Roadrunner Transportation Systems, Inc. (a)(c)	3,546,844	28,091
Sakai Moving Service Co. Ltd. (c)	1,398,600	37,223
Trancom Co. Ltd. (c)	918,500	44,335
Universal Logistics Holdings I (c)	1,754,585	25,354
		243,073
Trading Companies & Distributors - 0.6%
AddTech AB (B Shares)	1,323,400	22,846
AerCap Holdings NV (a)	249,218	11,033
Goodfellow, Inc. (c)	776,300	5,250
Hanwa Co. Ltd.	578,000	3,947
HERIGE (a)	65,453	1,993
Houston Wire & Cable Co. (c)	1,146,385	8,426
KS Energy Services Ltd. (a)	14,145,100	803
Lumax International Corp. Ltd.	2,750,000	4,497
Meiwa Corp.	1,844,200	6,419
Mitani Shoji Co. Ltd.	789,500	22,865
MRC Global, Inc. (a)	1,025,630	21,077
Nexeo Solutions, Inc. (a)(b)	1,436,923	12,947
Otec Corp.	133,500	1,580
Parker Corp. (c)	2,384,000	10,346
Richelieu Hardware Ltd. (b)	934,100	19,561
Senshu Electric Co. Ltd. (c)	960,900	15,702
Strongco Corp. (a)(c)	912,188	960
Tanaka Co. Ltd.	39,300	248
TECHNO ASSOCIE Co. Ltd.	273,900	2,647
Titan Machinery, Inc. (a)	1,031,112	14,240
Totech Corp. (c)	994,500	16,709
Univar, Inc. (a)	997,000	29,731
		233,827
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd. (c)	1,388,000	8,347
Meiko Transportation Co. Ltd.	890,000	8,040
Sinwa Ltd. (c)	21,903,700	3,497
		19,884

TOTAL INDUSTRIALS		3,188,342

INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 0.2%
Bel Fuse, Inc. Class A	99,707	2,524
Black Box Corp. (c)	1,598,811	21,344
Cisco Systems, Inc.	498,500	15,314
ClearOne, Inc.	199,415	2,503
CommScope Holding Co., Inc. (a)	274,901	10,397
Juniper Networks, Inc.	285,172	7,637
Tessco Technologies, Inc. (c)	477,018	6,774
		66,493
Electronic Equipment & Components - 4.7%
A&D Co. Ltd.	909,300	3,970
AAC Technology Holdings, Inc.	365,500	3,754
Beijer Electronics AB	115,100	513
Cardtronics PLC	250,042	13,647
CDW Corp.	855,270	44,055
Daido Signal Co. Ltd.	105,000	412
Dell Technologies, Inc. (a)	49,669	3,129
DigiTech Systems Co., Ltd. (a)	725,000	0
Dynapack International Technology Corp.	3,200,000	3,776
Elec & Eltek International Co. Ltd.	1,601,400	1,633
Elematec Corp. (c)	1,268,000	21,506
Excel Co. Ltd. (c)	809,500	10,740
FLIR Systems, Inc.	99,707	3,523
Hi-P International Ltd.	18,751,500	6,719
Hon Hai Precision Industry Co. Ltd. (Foxconn)	182,476,140	489,676
IDIS Holdings Co. Ltd. (c)	800,000	10,594
Image Sensing Systems, Inc. (a)	69,166	256
Insight Enterprises, Inc. (a)	846,307	31,423
Intelligent Digital Integrated Security Co. Ltd. (c)	900,010	7,463
INTOPS Co. Ltd. (c)	1,719,800	14,814
Isra Vision AG (c)	389,700	47,116
Jabil Circuit, Inc.	324,012	7,770
Keysight Technologies, Inc. (a)	3,738,177	138,574
Kingboard Chemical Holdings Ltd. (c)	84,134,000	289,508
Kingboard Laminates Holdings Ltd.	8,008,000	8,811
Mesa Laboratories, Inc. (c)	259,496	30,916
Muramoto Electronic Thailand PCL (For. Reg.) (c)	1,368,700	10,058
Nippo Ltd. (a)(c)	791,200	1,773
PAX Global Technology Ltd.	4,377,000	3,050
Pinnacle Technology Holdings Ltd.	8,128,000	11,213
Redington India Ltd.	14,700,000	22,285
ScanSource, Inc. (a)(c)	2,392,477	94,622
Shibaura Electronics Co. Ltd. (c)	692,100	15,600
Sigmatron International, Inc. (a)(c)	258,179	1,163
Simplo Technology Co. Ltd.	10,500,000	31,476
SYNNEX Corp. (c)	2,930,000	352,127
Tomen Devices Corp. (c)	605,100	11,356
Tripod Technology Corp.	600,000	1,468
TTM Technologies, Inc. (a)	1,002,114	14,861
UKC Holdings Corp. (c)	1,396,800	27,154
Universal Security Instruments, Inc. (a)	13,983	51
VST Holdings Ltd. (c)	129,404,800	45,349
Wireless Telecom Group, Inc. (a)	544,200	1,078
		1,838,982
Internet Software & Services - 0.2%
E-Credible Co. Ltd.	129,349	1,314
eBay, Inc. (a)	1,077,873	34,309
Gabia, Inc. (c)	975,000	5,554
Liquidity Services, Inc. (a)	299,022	2,915
Melbourne IT Ltd.	795,585	1,201
NetGem SA	912,500	1,872
Rentabiliweb Group SA (a)	82,100	574
Softbank Technology Corp. (b)	137,900	5,020
Stamps.com, Inc. (a)	273,937	33,297
Yahoo! Japan Corp.	2,983,400	12,524
		98,580
IT Services - 4.6%
ALTEN	709,200	52,825
Amdocs Ltd.	6,968,195	409,103
Argo Graphics, Inc.	422,700	9,438
Blackhawk Network Holdings, Inc. (a)	2,431,444	86,803
Calian Technologies Ltd. (c)	692,800	14,402
CGI Group, Inc. Class A (sub. vtg.) (a)	99,000	4,760
Computer Sciences Corp.	259,200	16,122
Computer Services, Inc.	277,364	11,649
Conduent, Inc. (a)	3,519,860	52,657
Convergys Corp.	268,313	6,660
CSE Global Ltd. (c)	43,678,100	14,256
CSRA, Inc.	4,913,213	152,408
Data#3 Ltd.	3,011,316	4,111
Dimerco Data System Corp.	510,000	504
eClerx Services Ltd.	1,791,278	40,102
Econocom Group SA	695,381	10,487
EOH Holdings Ltd.	7,102,500	77,324
Estore Corp.	304,800	2,945
EVERTEC, Inc.	2,146,303	36,594
ExlService Holdings, Inc. (a)	191,658	8,807
First Data Corp. Class A (a)	821,309	12,599
Genpact Ltd. (a)	575,000	14,191
HIQ International AB	548,200	3,980
Indra Sistemas (a)(b)(c)	14,065,700	154,648
Know IT AB (c)	1,536,400	15,193
Leidos Holdings, Inc.	688,070	33,248
Luxoft Holding, Inc. (a)	98,410	5,791
ManTech International Corp. Class A	99,707	3,883
Mastek Ltd.	1,000,000	2,773
NCI, Inc. Class A (c)	688,070	8,738
Net 1 UEPS Technologies, Inc. (a)	494,544	5,687
Neustar, Inc. Class A (a)	1,227,129	40,741
Nice Information & Telecom, Inc.	53,000	1,282
Perficient, Inc. (a)	487,315	8,640
Rolta India Ltd. (a)	2,699,942	2,607
Societe Pour L'Informatique Industrielle SA (c)	1,779,400	36,977
Softcreate Co. Ltd.	646,400	7,935
Sword Group	373,823	12,409
The Western Union Co.	19,638,155	384,515
TravelSky Technology Ltd. (H Shares)	1,878,000	4,218
Vantiv, Inc. (a)	339,000	21,099
Wipro Ltd. sponsored ADR (b)	99,700	920
		1,794,031
Semiconductors & Semiconductor Equipment - 0.8%
Axell Corp. (c)	821,200	6,102
Integrated Device Technology, Inc. (a)	396,580	9,990
Lasertec Corp.	456,200	9,519
Leeno Industrial, Inc.	600,000	20,449
Melexis NV (c)	2,616,700	196,375
Miraial Co. Ltd.	192,900	1,650
ON Semiconductor Corp. (a)	898,369	11,966
Phison Electronics Corp.	1,900,000	15,046
Powertech Technology, Inc.	9,000,000	24,671
Trio-Tech International (a)(c)	246,400	813
Varitronix International Ltd.	7,757,000	3,482
		300,063
Software - 3.3%
Activision Blizzard, Inc.	294,996	11,862
AdaptIT Holdings Ltd.	2,822,800	3,188
ANSYS, Inc. (a)(c)	4,448,604	414,877
Aspen Technology, Inc. (a)	141,743	7,528
AVG Technologies NV (a)	502,588	12,555
Ebix, Inc. (b)(c)	2,801,187	155,466
ICT Automatisering NV (c)	672,900	7,431
IGE + XAO SA	35,529	3,385
InfoVine Co. Ltd. (c)	175,000	3,921
init innovation in traffic systems AG (b)	124,607	2,072
Jorudan Co. Ltd. (c)	467,100	3,769
KPIT Cummins Infosystems Ltd.	9,000,000	17,349
KSK Co., Ltd. (c)	570,500	6,053
Majesco Ltd. (a)	500,000	2,736
NIIT Technologies Ltd.	1,206,334	7,328
Nuance Communications, Inc. (a)	635,486	10,079
Nucleus Software Exports Ltd. (a)(c)	2,200,000	8,443
Oracle Corp.	12,564,178	503,949
Pegasystems, Inc.	291,671	11,317
Pro-Ship, Inc.	271,100	3,686
RealPage, Inc. (a)	468,442	14,334
Reckon Ltd.	94,377	115
RS Software (India) Ltd. (a)	500,000	718
Software AG (Bearer)	1,054,200	37,936
Synopsys, Inc. (a)	299,100	18,810
Vitec Software Group AB	897,200	7,847
Zensar Technologies Ltd.	800,000	10,578
		1,287,332
Technology Hardware, Storage & Peripherals - 4.3%
Compal Electronics, Inc.	72,000,000	43,513
Hewlett Packard Enterprise Co.	5,857,625	132,851
HP, Inc.	7,921,662	119,221
Seagate Technology LLC (c)	27,199,045	1,228,037
Super Micro Computer, Inc. (a)	1,936,938	51,232
TPV Technology Ltd.	74,736,000	13,707
Xerox Corp.	8,849,301	61,326
		1,649,887

TOTAL INFORMATION TECHNOLOGY		7,035,368

MATERIALS - 3.2%
Chemicals - 2.2%
C. Uyemura & Co. Ltd.	412,100	18,760
Chase Corp. (c)	809,100	71,201
Core Molding Technologies, Inc. (a)(c)	672,900	10,376
Deepak Fertilisers and Petrochemicals Corp. Ltd. (c)	7,400,000	27,374
Deepak Nitrite Ltd. (a)	4,500,000	7,145
EcoGreen International Group Ltd. (c)	53,824,080	11,574
FMC Corp.	1,896,336	114,084
Fujikura Kasei Co., Ltd. (c)	2,911,000	17,093
Fuso Chemical Co. Ltd.	1,286,200	28,478
Gujarat Narmada Valley Fertilizers Co. (c)	12,300,000	44,288
Gujarat State Fertilizers & Chemicals Ltd. (a)(c)	31,500,000	50,505
Honshu Chemical Industry Co. Ltd. (c)	846,600	6,043
Innospec, Inc.	772,408	55,111
K&S AG (b)	996,900	25,225
KPC Holdings Corp.	43,478	2,401
KPX Chemical Co. Ltd.	163,083	8,907
KPX Green Chemical Co. Ltd.	369,165	1,438
Miwon Chemicals Co. Ltd.	55,095	3,229
Miwon Commercial Co. Ltd. (a)	13,819	2,646
Muto Seiko Co. Ltd. (a)	266,800	962
Nihon Parkerizing Co. Ltd.	593,700	7,272
Nippon Soda Co. Ltd.	1,691,000	8,237
PolyOne Corp.	504,800	17,219
Potash Corp. of Saskatchewan, Inc.	1,794,300	33,383
SK Kaken Co. Ltd.	348,000	33,533
Soda Aromatic Co. Ltd.	267,900	1,753
Soken Chemical & Engineer Co. Ltd. (c)	716,100	10,306
T&K Toka Co. Ltd. (c)	1,459,900	13,434
Thai Carbon Black PCL (For. Reg.) (a)	12,319,200	9,825
Thai Rayon PCL:
unit	92,000	113
(For. Reg.)	2,920,000	3,597
UPL Ltd. (a)	1,000,000	10,735
Victrex PLC	9,864	236
Vivimed Labs Ltd. (a)	600,000	822
Yara International ASA	4,475,300	188,604
Yip's Chemical Holdings Ltd.	27,584,000	11,328
		857,237
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	722,100	4,939
Mitani Sekisan Co. Ltd. (c)	1,659,200	43,232
		48,171
Containers & Packaging - 0.5%
AMVIG Holdings Ltd.	3,728,000	1,278
Ball Corp.	219,652	16,751
Berry Plastics Group, Inc. (a)	240,534	12,274
Chuoh Pack Industry Co. Ltd. (c)	453,000	4,794
Kohsoku Corp. (c)	1,866,000	17,898
Samhwa Crown & Closure Co. Ltd.	50,000	1,949
Sealed Air Corp.	239,300	11,606
Silgan Holdings, Inc.	800,753	46,852
Sonoco Products Co.	337,279	18,533
The Pack Corp. (c)	1,675,900	43,860
		175,795
Metals & Mining - 0.3%
Alconix Corp. (c)	1,138,400	17,997
Ausdrill Ltd. (a)	2,250,088	2,389
Blue Earth Refineries, Inc. (a)	254,517	0
Chubu Steel Plate Co. Ltd.	444,900	2,522
Compania de Minas Buenaventura SA sponsored ADR	2,422,719	33,409
Freeport-McMoRan, Inc. (a)	451,100	7,511
Handy & Harman Ltd. (a)	135,688	3,826
Hill & Smith Holdings PLC	1,646,800	24,984
Orosur Mining, Inc. (a)	3,193,800	687
Orvana Minerals Corp. (a)	821,269	148
Pacific Metals Co. Ltd. (a)	4,092,000	12,938
Tohoku Steel Co. Ltd. (c)	672,000	8,487
Tokyo Tekko Co. Ltd. (c)	4,092,000	17,396
Universal Stainless & Alloy Products, Inc. (a)	89,527	1,511
Webco Industries, Inc. (a)	8,198	619
		134,424
Paper & Forest Products - 0.1%
Cardinal Co. Ltd.	98,800	582
Stella-Jones, Inc.	600,000	18,444
		19,026

TOTAL MATERIALS		1,234,653

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.3%
CareTrust (REIT), Inc.	498,500	7,557
Colony NorthStar, Inc.	1,210,915	16,856
Corrections Corp. of America	963,236	27,972
Nsi NV	71,596	291
Parkway, Inc. (a)	49,804	1,060
Piedmont Office Realty Trust, Inc. Class A	339,000	7,363
Tanger Factory Outlet Centers, Inc.	398,800	13,635
VEREIT, Inc.	3,588,877	30,613
WP Glimcher, Inc.	67,200	648
		105,995
Real Estate Management & Development - 0.6%
Anabuki Kosan, Inc.	46,250	1,070
CBRE Group, Inc. (a)	488,700	14,837
Century21 Real Estate Japan Ltd. (b)	104,400	1,427
Devine Ltd. (a)	1,890,711	645
Leopalace21 Corp.	5,831,800	33,469
LSL Property Services PLC	3,671,838	9,446
Open House Co. Ltd.	296,800	6,945
Relo Holdings Corp. (c)	928,200	136,299
Savills PLC	130,900	1,277
Selvaag Bolig ASA	2,577,000	12,404
Sumitomo Real Estate Sales Co. Ltd.	149,200	3,399
Tejon Ranch Co. (a)	352,718	8,335
		229,553

TOTAL REAL ESTATE		335,548

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
APT Satellite Holdings Ltd.	590,500	297
Asia Satellite Telecommunications Holdings Ltd. (a)	997,000	1,239
		1,536
UTILITIES - 0.5%
Electric Utilities - 0.2%
Exelon Corp.	2,292,770	82,265
Gas Utilities - 0.2%
Busan City Gas Co. Ltd.	13,931	415
Enagas SA	99,686	2,443
GAIL India Ltd.	3,000,000	20,802
Hokuriku Gas Co.	164,200	3,948
K&O Energy Group, Inc.	576,800	9,103
Keiyo Gas Co. Ltd.	637,000	2,697
KyungDong City Gas Co. Ltd.	153,670	10,155
South Jersey Industries, Inc.	266,259	8,787
Star Gas Partners LP	1,000,000	10,810
		69,160
Independent Power and Renewable Electricity Producers - 0.0%
Mega First Corp. Bhd (c)	32,700,045	20,006
Mega First Corp. Bhd warrants 4/8/20 (a)	4,315,390	877
		20,883
Multi-Utilities - 0.1%
CMS Energy Corp.	677,355	28,855
Water Utilities - 0.0%
Manila Water Co., Inc.	6,033,600	3,662

TOTAL UTILITIES		204,825

TOTAL COMMON STOCKS
(Cost $18,440,610)		35,422,684

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,012
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,644,800	21,839
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $14,216)		22,851
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8% 9/30/19 pay-in-kind (Cost $19,133)	13,637	6,841
	Shares	Value (000s)

Money Market Funds - 9.5%
Fidelity Cash Central Fund, 0.62% (d)	3,379,942,357	3,380,618
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	288,766,513	288,824
TOTAL MONEY MARKET FUNDS
(Cost $3,668,718)		3,669,442
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $22,142,677)		39,121,818
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(346,363)
NET ASSETS - 100%		$38,775,455

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$9,468
Fidelity Securities Lending Cash Central Fund	5,075
Total	$14,543

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
Aalberts Industries NV	$280,615	$--	$1,546	$--	$294,457
Abbey PLC	27,009	--	149	171	28,404
Abercrombie & Fitch Co. Class A	111,229	--	404	2,146	62,011
Accell Group NV	55,294	--	862	--	49,052
AECOM	276,570	5,075	7,546	--	--
Air T, Inc.	4,609	--	26	--	4,453
AJIS Co. Ltd.	28,027	--	134	--	23,262
Alconix Corp.	15,908	17	90	225	17,997
Almost Family, Inc.	32,103	--	187	--	37,911
Alps Logistics Co. Ltd.	17,736	--	97	248	19,369
ANSYS, Inc.	399,734	--	2,299	--	414,877
Arctic Cat, Inc.	17,363	--	246	--	20,616
Ark Restaurants Corp.	4,594	--	25	99	4,444
Arts Optical International Holdings Ltd.	12,370	--	2,046	133	10,083
ASL Marine Holdings Ltd.	5,316	1,536	23	--	5,130
Assurant, Inc.	352,793	--	22,117	4,297	389,247
ASTI Corp.	2,051	--	19	--	4,868
Atlas Air Worldwide Holdings, Inc.	72,657	487	15,014	--	73,618
Atwood Oceanics, Inc.	67,818	12,449	430	--	89,329
Axell Corp.	5,716	--	37	--	6,102
Axis Capital Holdings Ltd.	363,338	--	20,242	4,591	396,077
AZZ, Inc.	83,311	--	2,950	228	--
Barratt Developments PLC	451,627	--	2,674	23,387	466,151
Bel Fuse, Inc. Class A	3,309	--	2,109	18	--
Belc Co. Ltd.	74,524	--	383	452	67,018
Belluna Co. Ltd.	59,870	--	327	518	63,262
Best Buy Co., Inc.	1,013,053	--	297,844	15,064	1,015,056
Black Box Corp.	21,944	--	126	385	21,344
BMTC Group, Inc.	44,380	--	1,558	672	42,099
Calian Technologies Ltd.	12,538	--	71	252	14,402
Carbo Ceramics, Inc.	29,891	--	125	--	29,935
Chase Corp.	49,296	--	351	568	71,201
Chilled & Frozen Logistics Holdings Co. Ltd.	17,074	--	95	149	19,266
Chuoh Pack Industry Co. Ltd.	4,728	--	31	82	4,794
Cinderella Media Group Ltd.	4,868	--	32	--	--
Civeo Corp.	14,344	--	105	--	36,860
Clip Corp.	2,635	--	14	--	2,394
Codorus Valley Bancorp, Inc.	13,291	--	90	170	16,797
Contango Oil & Gas Co.	18,778	--	106	--	16,388
Core Molding Technologies, Inc.	11,084	440	883	--	10,376
Cosmos Pharmaceutical Corp.	288,551	--	7,246	379	247,208
Create SD Holdings Co. Ltd.	145,712	--	759	718	130,986
CSE Global Ltd.	14,906	--	77	406	14,256
Daewon Pharmaceutical Co. Ltd.	34,676	--	--	231	30,426
Daiichi Kensetsu Corp.	19,901	--	107	--	19,116
DCC PLC (United Kingdom)	624,867	--	27,155	3,098	537,320
Deepak Fertilisers and Petrochemicals Corp. Ltd.	18,663	--	511	--	27,374
DongKook Pharmaceutical Co. Ltd.	37,160	--	--	174	30,274
DSW, Inc. Class A	116,448	239	10,173	1,840	92,813
DVx, Inc.	8,067	--	49	--	8,498
Ebix, Inc.	153,226	--	4,069	423	155,466
EcoGreen International Group Ltd.	10,325	--	63	97	11,574
Elematec Corp.	28,328	--	126	124	21,506
EOH Holdings Ltd.	72,904	--	470	831	--
Essendant, Inc.	41,363	--	412	576	42,666
Excel Co. Ltd.	10,832	--	58	124	10,740
Farstad Shipping ASA	3,213	--	10	--	1,653
Ff Group	107,213	7,232	563	--	89,622
First Juken Co. Ltd.	18,267	--	108	269	18,898
Food Empire Holdings Ltd.	12,087	--	75	--	18,892
Fossil Group, Inc.	144,576	132	666	--	116,461
Fresh Del Monte Produce, Inc.	299,600	--	2,932	1,576	298,903
Fuji Kosan Co. Ltd.	2,866	--	15	--	2,776
Fujikura Kasei Co., Ltd.	17,183	--	94	183	17,093
Fursys, Inc.	28,855	--	--	458	26,603
Fyffes PLC (Ireland)	44,248	--	301	268	63,421
Gabia, Inc.	5,345	--	--	20	5,554
GameStop Corp. Class A	293,285	9,282	6,536	7,127	234,162
Genky Stores, Inc.	13,359	--	101	60	21,554
Geospace Technologies Corp.	20,470	--	140	--	28,795
Geumhwa PSC Co. Ltd.	12,187	307	--	223	11,222
GNC Holdings, Inc.	98,942	26,341	17,242	1,875	52,232
Goodfellow, Inc.	6,846	--	33	--	5,250
Guess?, Inc.	110,594	--	551	3,377	95,414
Gujarat Narmada Valley Fertilizers Co.	31,358	--	4,240	404	44,288
Gujarat State Fertilizers & Chemicals Ltd.	33,010	--	--	1,037	50,505
Halows Co. Ltd.	27,422	--	164	124	28,462
Hamakyorex Co. Ltd.	24,611	--	137	242	25,825
Hampshire Group Ltd.	12	--	--	--	7
Handsome Co. Ltd.	74,379	--	--	439	57,386
Hanger, Inc.	29,120	--	151	--	32,381
Helen of Troy Ltd.	242,740	--	8,312	--	218,902
Hiday Hidaka Corp.	48,144	--	255	308	45,839
Honshu Chemical Industry Co. Ltd.	5,713	--	31	76	6,043
Hoshiiryou Sanki Co. Ltd.	10,919	--	60	58	10,899
Houston Wire & Cable Co.	6,545	164	42	34	8,426
Hurco Companies, Inc.	13,824	--	85	93	15,799
Hwacheon Machine Tool Co. Ltd.	9,871	--	--	227	9,910
Hyster-Yale Materials Handling Class A	14,289	--	76	132	13,705
Hyster-Yale Materials Handling Class B	19,775	--	--	183	19,071
I-Sheng Electric Wire & Cable Co. Ltd.	15,341	--	--	5	17,914
IA Group Corp.	5,226	--	853	81	3,637
ICT Automatisering NV	8,959	--	921	--	7,431
IDIS Holdings Co. Ltd.	11,718	--	--	83	10,594
Ihara Science Corp.	8,622	--	51	--	11,019
Indra Sistemas	171,608	--	1,072	--	154,648
InfoVine Co. Ltd.	4,207	--	--	--	3,921
Intage Holdings, Inc.	28,744	--	170	--	33,273
Intelligent Digital Integrated Security Co. Ltd.	10,555	--	--	186	7,463
INTOPS Co. Ltd.	15,416	--	--	204	14,814
INZI Controls Co. Ltd.	8,474	--	--	157	6,542
Isewan Terminal Service Co. Ltd.	9,100	--	48	137	8,347
Isra Vision AG	35,314	--	236	--	47,116
Jaya Holdings Ltd.	1,121	--	3	893	436
JLM Couture, Inc.	563	--	3	--	517
Jorudan Co. Ltd.	3,328	--	19	55	3,769
Jumbo SA	127,943	--	840	3,898	151,100
Kingboard Chemical Holdings Ltd.	182,540	--	1,481	3,272	289,508
Know IT AB	13,677	--	83	--	15,193
Kohsoku Corp.	16,596	--	99	226	17,898
Kondotec, Inc.	12,597	--	69	174	12,749
Korea Electric Terminal Co. Ltd.	55,230	--	--	193	43,703
KSK Co., Ltd.	5,892	--	32	--	6,053
Kwang Dong Pharmaceutical Co. Ltd.	26,493	--	--	171	22,234
Kyeryong Construction Industrial Co. Ltd.	7,674	--	--	--	8,054
Kyoto Kimono Yuzen Co. Ltd.	7,517	--	1,767	75	--
LCNB Corp.	12,258	--	252	219	15,253
LHC Group, Inc.	49,216	--	4,026	--	50,028
Maruzen Co. Ltd.	16,271	--	90	152	18,066
Mastek Ltd.	2,396	--	399	16	--
Mega First Corp. Bhd	14,781	--	--	158	20,006
Melexis NV	177,059	--	5,509	3,189	196,375
Mesa Laboratories, Inc.	31,428	--	1,514	86	30,916
Metro, Inc. Class A (sub. vtg.)	1,005,281	--	20,788	4,941	819,903
Michang Oil Industrial Co. Ltd.	14,143	--	--	251	14,058
Miroku Corp.	2,212	--	11	26	2,033
Mitani Sekisan Co. Ltd.	34,093	--	228	127	43,232
Mitie Group PLC	64,987	--	280	979	49,578
Motonic Corp.	27,044	--	--	556	25,709
Mr. Bricolage SA	13,237	--	71	--	12,073
Muhak Co. Ltd.	59,618	--	--	482	55,663
Murakami Corp.	12,838	--	88	113	18,347
Muramoto Electronic Thailand PCL (For. Reg.)	8,851	--	52	--	10,058
Nac Co. Ltd.	9,478	--	53	190	9,575
Nadex Co. Ltd.	4,108	--	23	59	4,260
Nafco Co. Ltd.	33,322	--	184	355	33,460
Nakayamafuku Co. Ltd.	8,398	--	44	--	7,868
NCI, Inc. Class A	8,780	--	49	--	8,738
ND Software Co. Ltd.	10,531	--	68	87	12,658
Next PLC	960,887	--	19,182	9,463	681,564
NICE Total Cash Management Co., Ltd.	8,303	--	--	66	7,343
Nippo Ltd.	1,768	--	10	--	1,773
Norwood Financial Corp.	5,246	392	31	122	--
Nucleus Software Exports Ltd.	6,405	--	--	--	8,443
Nutraceutical International Corp.	26,232	--	188	128	34,088
OFG Bancorp	25,308	--	156	261	31,431
Origin Enterprises PLC	52,849	6,916	359	1,886	67,730
P&F Industries, Inc. Class A	3,150	--	16	17	2,944
Parker Corp.	7,322	--	54	75	10,346
Piolax, Inc.	45,328	--	320	320	57,371
Prim SA	14,833	--	82	84	14,825
Qol Co. Ltd.	27,774	964	147	215	25,878
Relo Holdings Corp.	157,507	--	12,897	--	136,299
RenaissanceRe Holdings Ltd.	325,965	--	3,789	1,714	374,157
Roadrunner Transportation Systems, Inc.	21,448	5,902	185	--	28,091
Rocky Mountain Chocolate Factory, Inc.	4,457	--	24	101	4,579
S&T Holdings Co. Ltd.	14,556	--	--	148	12,573
Sakai Moving Service Co. Ltd.	34,221	--	189	189	37,223
Samsung Climate Control Co. Ltd.	4,560	--	--	34	5,101
Sanei Architecture Planning Co. Ltd.	14,043	--	98	381	18,167
Sarantis SA	21,370	--	134	--	23,932
ScanSource, Inc.	91,087	5,774	498	--	94,622
Seagate Technology LLC	877,660	--	7,580	34,420	1,228,037
Select Harvests Ltd.	27,700	--	122	906	20,194
Senshu Electric Co. Ltd.	15,380	--	88	165	15,702
Servotronics, Inc.	1,320	--	9	--	1,465
Sewon Precision Industries Co. Ltd.	8,290	--	--	38	7,728
Shibaura Electronics Co. Ltd.	11,774	--	74	--	15,600
ShoLodge, Inc.	0	--	--	--	0
Sigmatron International, Inc.	1,501	11	7	--	1,163
Sinwa Ltd.	4,271	--	21	--	3,497
SJM Co. Ltd.	8,445	--	--	177	6,768
SJM Holdings Co. Ltd.	6,768	--	--	184	6,019
Societe Pour L'Informatique Industrielle SA	25,005	--	187	153	36,977
Soken Chemical & Engineer Co. Ltd.	6,538	--	41	--	10,306
Span-America Medical System, Inc.	4,705	--	27	85	5,296
SPK Corp.	5,479	140	31	76	6,008
Sportscene Group, Inc. Class A	1,316	--	8	--	1,371
Step Co. Ltd.	12,446	--	74	165	14,382
Sterling Construction Co., Inc.	12,194	--	95	--	19,086
Strattec Security Corp.	7,047	3,027	47	57	7,565
Strongco Corp.	1,173	--	6	--	960
Sun Hing Vision Group Holdings Ltd.	7,647	--	43	635	7,709
Sunjin Co. Ltd.	20,180	--	--	56	21,195
Sword Group	13,332	--	3,707	--	--
SYNNEX Corp.	307,461	--	15,085	1,501	352,127
T&K Toka Co. Ltd.	13,161	--	75	112	13,434
Techno Smart Corp.	3,363	--	28	52	6,964
Tessco Technologies, Inc.	6,533	--	113	193	6,774
The Buckle, Inc.	132,461	4,275	5,248	6,057	102,255
The Pack Corp.	46,476	--	230	323	43,860
Tocalo Co. Ltd.	16,802	--	101	285	19,205
Tohoku Steel Co. Ltd.	6,546	--	42	60	8,487
Token Corp.	57,849	--	278	--	48,632
Tokyo Kisen Co. Ltd.	5,555	--	30	--	5,518
Tokyo Tekko Co. Ltd.	15,150	--	93	74	17,396
Tomen Devices Corp.	10,840	--	62	--	11,356
Total Energy Services, Inc.	21,762	--	153	170	25,053
Totech Corp.	11,171	395	73	124	16,709
TOW Co. Ltd.	11,751	--	65	197	11,233
Trancom Co. Ltd.	59,491	--	280	322	44,335
Trio-Tech International	875	--	5	--	813
Triple-S Management Corp.	49,208	--	233	--	37,633
Tsukui Corp.	28,721	--	1,058	130	--
UKC Holdings Corp.	22,097	--	139	377	27,154
Uni-Select, Inc.	53,667	--	286	238	49,868
Unit Corp.	58,338	--	598	--	120,672
Universal Logistics Holdings I	24,741	1,675	203	233	25,354
Unum Group	576,028	--	21,136	6,670	756,297
Utah Medical Products, Inc.	24,740	--	140	199	23,516
VSE Corp.	27,966	646	180	107	33,441
VST Holdings Ltd.	31,048	--	266	--	45,349
Watts Co. Ltd.	12,358	--	69	165	12,446
Weight Watchers International, Inc.	52,032	59	271	--	54,062
Whanin Pharmaceutical Co. Ltd.	25,398	--	--	301	22,794
WIN-Partners Co. Ltd.	20,281	--	127	--	23,363
Workman Co. Ltd.	80,055	--	393	--	71,070
Youngone Holdings Co. Ltd.	48,445	--	--	306	44,340
Yusen Logistics Co. Ltd.	34,365	--	173	252	30,834
Yutaka Giken Co. Ltd.	26,673	--	146	356	27,364
Zumiez, Inc.	32,011	--	32,268	--	--
Total	$14,865,186	$93,877	$649,257	$174,590	$14,535,832

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$9,119,268	$8,947,705	$171,557	$6
Consumer Staples	3,314,561	3,261,810	40,694	12,057
Energy	1,290,332	1,169,244	121,088	--
Financials	5,038,806	4,749,922	287,978	906
Health Care	4,660,457	4,632,836	27,621	--
Industrials	3,188,342	3,160,612	27,730	--
Information Technology	7,035,368	6,663,489	371,879	--
Materials	1,256,492	1,232,312	24,180	--
Real Estate	335,548	335,548	--	--
Telecommunication Services	1,536	--	1,536	--
Utilities	204,825	204,825	--	--
Corporate Bonds	6,841	--	6,841	--
Money Market Funds	3,669,442	3,669,442	--	--
Total Investments in Securities:	$39,121,818	$38,027,745	$1,081,104	$12,969

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
(Amounts in thousands)
Level 1 to Level 2	$495,635
Level 2 to Level 1	$3,205,448

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	57.8%
Japan	8.1%
Ireland	5.8%
United Kingdom	4.4%
Canada	4.4%
Bermuda	3.7%
Netherlands	2.4%
Taiwan	1.9%
Cayman Islands	1.8%
Korea (South)	1.6%
Bailiwick of Guernsey	1.1%
Others (Individually Less Than 1%)	7.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2017
Assets
Investment in securities, at value (including securities loaned of $281,898) — See accompanying schedule: Unaffiliated issuers (cost $11,102,004)	$20,916,544
Fidelity Central Funds (cost $3,668,718)	3,669,442
Other affiliated issuers (cost $7,371,955)	14,535,832
Total Investments (cost $22,142,677)		$39,121,818
Foreign currency held at value (cost $1,054)		1,055
Receivable for investments sold		90,401
Receivable for fund shares sold		19,871
Dividends receivable		26,272
Interest receivable		367
Distributions receivable from Fidelity Central Funds		2,348
Prepaid expenses		65
Other receivables		1,742
Total assets		39,263,939
Liabilities
Payable to custodian bank	$227
Payable for investments purchased	6,752
Payable for fund shares redeemed	169,081
Accrued management fee	17,122
Other affiliated payables	4,010
Other payables and accrued expenses	2,522
Collateral on Securities Loaned	288,770
Total liabilities		488,484
Net Assets		$38,775,455
Net Assets consist of:
Paid in capital		$21,102,888
Undistributed net investment income		10,529
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		682,582
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,979,456
Net Assets		$38,775,455
Low-Priced Stock:
Net Asset Value, offering price and redemption price per share ($27,963,593 ÷ 558,571 shares)		$50.06
Class K:
Net Asset Value, offering price and redemption price per share ($10,811,862 ÷ 216,151 shares)		$50.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2017
Investment Income
Dividends (including $174,590 earned from other affiliated issuers)		$386,123
Interest		782
Income from Fidelity Central Funds		14,543
Total income		401,448
Expenses
Management fee
Basic fee	$117,395
Performance adjustment	(8,183)
Transfer agent fees	22,881
Accounting and security lending fees	1,125
Custodian fees and expenses	1,271
Independent trustees' fees and expenses	82
Appreciation in deferred trustee compensation account	1
Registration fees	76
Audit	115
Legal	58
Miscellaneous	242
Total expenses before reductions	135,063
Expense reductions	(182)	134,881
Net investment income (loss)		266,567
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,165,815
Fidelity Central Funds	165
Other affiliated issuers	200,456
Foreign currency transactions	(1,429)
Total net realized gain (loss)		1,365,007
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $1,100)	663,559
Assets and liabilities in foreign currencies	(53)
Total change in net unrealized appreciation (depreciation)		663,506
Net gain (loss)		2,028,513
Net increase (decrease) in net assets resulting from operations		$2,295,080

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2017	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$266,567	$508,914
Net realized gain (loss)	1,365,007	1,577,645
Change in net unrealized appreciation (depreciation)	663,506	(2,865,712)
Net increase (decrease) in net assets resulting from operations	2,295,080	(779,153)
Distributions to shareholders from net investment income	(481,686)	(528,171)
Distributions to shareholders from net realized gain	(1,425,390)	(1,338,985)
Total distributions	(1,907,076)	(1,867,156)
Share transactions - net increase (decrease)	(1,625,467)	(1,482,043)
Redemption fees	396	1,921
Total increase (decrease) in net assets	(1,237,067)	(4,126,431)
Net Assets
Beginning of period	40,012,522	44,138,953
End of period	$38,775,455	$40,012,522
Other Information
Undistributed net investment income end of period	$10,529	$225,648

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Low-Priced Stock Fund

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$49.57	$52.65	$51.03	$47.84	$38.52	$40.67
Income from Investment Operations
Net investment income (loss)A	.33	.59	.52	.53	.48	.37
Net realized and unrealized gain (loss)	2.56	(1.44)	4.06	5.96	11.61	(.03)
Total from investment operations	2.89	(.85)	4.58	6.49	12.09	.34
Distributions from net investment income	(.60)	(.62)	(.52)	(.39)	(.49)	(.28)
Distributions from net realized gain	(1.80)	(1.61)	(2.44)	(2.91)	(2.28)	(2.21)
Total distributions	(2.40)	(2.23)	(2.96)	(3.30)	(2.77)	(2.49)
Redemption fees added to paid in capitalA,B	–	–	–	–	–	–
Net asset value, end of period	$50.06	$49.57	$52.65	$51.03	$47.84	$38.52
Total ReturnC,D	6.02%	(1.48)%	9.32%	14.42%	33.12%	1.68%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.88%	.79%	.82%	.79%	.88%
Expenses net of fee waivers, if any	.71%G	.88%	.79%	.82%	.79%	.88%
Expenses net of all reductions	.71%G	.88%	.79%	.82%	.79%	.88%
Net investment income (loss)	1.33%G	1.24%	1.02%	1.07%	1.14%	1.00%
Supplemental Data
Net assets, end of period (in millions)	$27,964	$28,524	$30,150	$30,576	$28,171	$22,999
Portfolio turnover rateH	9%G,I	9%I	9%I	12%I	11%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Low-Priced Stock Fund Class K

	Six months ended January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$49.56	$52.64	$51.02	$47.83	$38.52	$40.67
Income from Investment Operations
Net investment income (loss)A	.35	.64	.57	.58	.53	.42
Net realized and unrealized gain (loss)	2.56	(1.44)	4.06	5.96	11.60	(.03)
Total from investment operations	2.91	(.80)	4.63	6.54	12.13	.39
Distributions from net investment income	(.64)	(.67)	(.57)	(.44)	(.54)	(.33)
Distributions from net realized gain	(1.80)	(1.61)	(2.44)	(2.91)	(2.28)	(2.21)
Total distributions	(2.45)B	(2.28)	(3.01)	(3.35)	(2.82)	(2.54)
Redemption fees added to paid in capitalA,C	–	–	–	–	–	–
Net asset value, end of period	$50.02	$49.56	$52.64	$51.02	$47.83	$38.52
Total ReturnD,E	6.06%	(1.38)%	9.44%	14.55%	33.27%	1.83%
Ratios to Average Net AssetsF,G
Expenses before reductions	.62%H	.78%	.69%	.72%	.68%	.76%
Expenses net of fee waivers, if any	.62%H	.78%	.69%	.72%	.68%	.76%
Expenses net of all reductions	.62%H	.78%	.69%	.72%	.68%	.76%
Net investment income (loss)	1.43%H	1.34%	1.11%	1.17%	1.26%	1.12%
Supplemental Data
Net assets, end of period (in millions)	$10,812	$11,489	$13,989	$16,198	$14,691	$9,985
Portfolio turnover rateI	9%H,J	9%J	9%J	12%J	11%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.45 per share is comprised of distributions from net investment income of $.644 and distributions from net realized gain of $1.803 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017, including information on transfers between Levels 1 and 2, included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$18,935,596
Gross unrealized depreciation	(2,159,526)
Net unrealized appreciation (depreciation) on securities	$16,776,070
Tax cost	$22,345,748

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,604,751 and $3,186,490, respectively.

Redemptions In-Kind. During the period, 4,167 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, including accrued interest, with a value of $205,409. The net realized gain of $111,479 on investments delivered through the in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 22,834 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, including accrued interest, with a value of $1,089,429. The Fund had a net realized gain of $567,763 on investments delivered through the in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Low-Priced Stock	$20,264.14
Class K	2,617.05
	$ 22,881

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $77 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $64 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $19,885. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,075, including $418 from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $180.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Low-Priced Stock	$337,211	$356,516
Class K	144,475	171,655
Total	$481,686	$528,171
From net realized gain
Low-Priced Stock	$1,020,327	$917,359
Class K	405,063	421,626
Total	$1,425,390	$1,338,985

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Low-Priced Stock
Shares sold	19,836	73,081	$979,469	$3,496,723
Reinvestment of distributions	25,783	24,403	1,255,304	1,179,176
Shares redeemed	(62,412)	(94,728)	(3,078,880)	(4,533,400)
Net increase (decrease)	(16,793)	2,756	$(844,107)	$142,499
Class K
Shares sold	14,340	36,926	$708,299	$1,770,314
Reinvestment of distributions	11,296	12,287	549,537	593,281
Shares redeemed	(41,315)(a)	(83,156)(b)	(2,039,196)(a)	(3,988,137)(b)
Net increase (decrease)	(15,679)	(33,943)	$(781,360)	$(1,624,542)

 (a) Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

 (b) Amount includes in-kind redemptions (see Note 4: Prior Fiscal Year Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) as of January 31, 2017, the results of its operations for the periods indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Low-Priced Stock Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of January 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
March 17, 2017

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Low-Priced Stock	.71%
Actual		$1,000.00	$1,060.20	$3.69
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Class K	.62%
Actual		$1,000.00	$1,060.60	$3.22
Hypothetical-C		$1,000.00	$1,022.08	$3.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Series Intrinsic Opportunities Fund Fidelity® Series Intrinsic Opportunities Fund Class F Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Anthem, Inc.	5.4	5.1
United Therapeutics Corp.	3.6	2.8
The Western Union Co.	3.5	4.0
Best Buy Co., Inc.	2.9	2.8
UnitedHealth Group, Inc.	2.8	2.8
Nitori Holdings Co. Ltd.	2.3	3.0
Hewlett Packard Enterprise Co.	1.9	2.0
John David Group PLC	1.9	1.6
Aetna, Inc.	1.9	2.0
AFLAC, Inc.	1.8	2.3
	28.0

Top Five Market Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	25.2	24.4
Consumer Discretionary	23.2	25.2
Information Technology	14.1	16.9
Financials	9.1	9.0
Industrials	7.2	7.0

Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	89.2%
Short-Term Investments and Net Other Assets (Liabilities)	10.8%

 * Foreign investments - 39.7%

As of July 31, 2016*
Stocks	92.0%
Short-Term Investments and Net Other Assets (Liabilities)	8.0%

 * Foreign investments - 39.3%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.1%
	Shares	Value
CONSUMER DISCRETIONARY - 23.2%
Auto Components - 3.6%
Adient PLC (a)	50,000	$3,174,500
Cooper Tire & Rubber Co.	300,000	10,875,000
ElringKlinger AG	25,000	442,460
Exedy Corp.	15,000	406,518
G-Tekt Corp. (b)	2,500,000	46,984,324
Gentex Corp.	200,000	4,178,000
Harada Industries Co. Ltd.	200,000	1,177,929
Hu Lane Associate, Inc.	50,000	235,649
Hyundai Mobis	610,000	128,182,975
IJT Technology Holdings Co. Ltd.	1,100,000	4,958,817
INFAC Corp.	362,529	2,131,163
Piolax, Inc.	308,000	19,858,648
Seoyon Co. Ltd.	314,275	3,015,486
Seoyon E-Hwa Co., Ltd.	685,725	9,169,715
TBK Co. Ltd. (b)	1,800,000	7,859,357
TPR Co. Ltd.	700,000	19,993,800
Yorozu Corp. (b)	1,680,000	23,375,078
		286,019,419
Automobiles - 0.2%
Audi AG (c)	22,147	16,209,412
Harley-Davidson, Inc.	5,000	285,200
		16,494,612
Distributors - 0.5%
Amcon Distributing Co.	500	51,500
Chori Co. Ltd. (b)	1,434,500	24,876,016
Doshisha Co. Ltd.	375,000	7,193,783
Harima-Kyowa Co. Ltd.	5,000	70,189
Nakayamafuku Co. Ltd.	150,000	1,092,020
SPK Corp.	5,000	110,353
Yagi & Co. Ltd.	350,000	4,640,422
		38,034,283
Diversified Consumer Services - 0.6%
Asante, Inc.	65,000	987,291
Heian Ceremony Service Co. Ltd. (c)	300,000	2,675,582
Kukbo Design Co. Ltd.	20,000	281,339
MegaStudy Co. Ltd. (b)	362,315	10,869,749
MegaStudyEdu Co. Ltd. (b)	209,684	8,803,329
Step Co. Ltd.	217,000	2,698,326
Strayer Education, Inc. (a)	10,000	810,000
Tsukada Global Holdings, Inc.	1,050,000	6,053,937
Weight Watchers International, Inc. (a)(c)	1,150,000	14,317,500
		47,497,053
Hotels, Restaurants & Leisure - 0.6%
Flight Centre Travel Group Ltd. (c)	125,000	2,838,312
Hiday Hidaka Corp.	200,000	4,759,543
Hiramatsu, Inc.	25,000	145,248
Hub Co. Ltd.	20,800	328,828
Koshidaka Holdings Co. Ltd.	300,000	6,161,545
Kura Corp. Ltd.	100,000	4,167,036
Ohsho Food Service Corp.	250,000	9,697,990
St. Marc Holdings Co. Ltd.	75,000	2,261,757
The Restaurant Group PLC	4,350,000	16,033,839
Whitbread PLC	1,000	49,377
		46,443,475
Household Durables - 1.2%
Ace Bed Co. Ltd.	41,202	5,516,807
Emak SpA	500,000	496,570
FJ Next Co. Ltd. (c)	1,100,000	7,238,509
Fuji Corp. Ltd.	50,000	333,451
Helen of Troy Ltd. (a)	653,500	60,971,550
Q.E.P. Co., Inc. (a)	34,998	699,960
SABAF SpA	400,000	4,477,766
Sanei Architecture Planning Co. Ltd.	660,000	9,223,984
Sanyo Housing Nagoya Co. Ltd.	700,000	6,218,227
		95,176,824
Internet & Direct Marketing Retail - 0.0%
Trade Maine Group Ltd.	50,000	185,626
Webjet Ltd.	100,000	855,475
		1,041,101
Leisure Products - 0.2%
Accell Group NV	650,000	15,229,856
Polaris Industries, Inc.	10,000	840,700
		16,070,556
Media - 0.7%
Corus Entertainment, Inc. Class B (non-vtg.) (c)	400,000	3,971,566
Gendai Agency, Inc. (b)	850,000	4,652,378
Hyundai HCN	2,000,049	6,807,879
Ipsos SA	10,000	331,029
ITE Group PLC	202,135	396,686
Liberty Global PLC LiLAC Class A (a)	6,871	158,170
Lions Gate Entertainment Corp. Class B (a)	369,792	9,906,728
Multiplus SA	250,000	2,822,824
Pico Far East Holdings Ltd.	8,000,000	2,674,999
Proto Corp.	125,000	1,546,586
SMG PLC	10,000	45,445
Television Broadcasts Ltd.	2,000,000	7,671,805
tronc, Inc. (c)	6,250	82,875
Viacom, Inc.:
Class A (c)	250,000	11,312,500
Class B (non-vtg.)	50,000	2,107,000
WOWOW INC.	175,000	5,548,667
		60,037,137
Multiline Retail - 0.7%
Grazziotin SA (a)	150,000	855,892
Gwangju Shinsegae Co. Ltd. (b)	97,372	20,461,365
Hanwha Galleria Timeworld Co. Ltd.	60,000	1,760,975
Lifestyle China Group Ltd. (a)	12,500,000	2,902,796
Lifestyle International Holdings Ltd.	12,500,000	16,027,879
Treasure Factory Co. Ltd. (b)(c)	875,000	6,470,862
Watts Co. Ltd.	448,800	4,499,527
		52,979,296
Specialty Retail - 12.6%
Arc Land Sakamoto Co. Ltd.	500,000	6,124,347
AT-Group Co. Ltd.	506,000	11,427,686
Beacon Lighting Group Ltd.	25,000	30,336
Bed Bath & Beyond, Inc.	2,650,000	106,927,500
Best Buy Co., Inc.	5,150,000	229,278,000
DCM Japan Holdings Co. Ltd.	25,000	224,294
Dunelm Group PLC	200,000	1,710,880
E-Life Mall Corp. Ltd.	100,000	200,061
Ff Group (a)	475,000	9,086,152
Formosa Optical Technology Co. Ltd.	542,000	1,298,068
Fuji Corp. (b)	595,990	10,688,865
GameStop Corp. Class A	655,984	16,065,048
GNC Holdings, Inc.	100,000	887,000
Goldlion Holdings Ltd.	6,500,000	2,587,621
Guess?, Inc. (c)	3,500,000	44,695,000
Handsman Co. Ltd.	700,000	11,239,926
Hibbett Sports, Inc. (a)(c)	191,300	6,312,900
Hour Glass Ltd.	11,666,300	5,132,228
IA Group Corp.	91,000	523,869
International Housewares Retail Co. Ltd.	1,000,000	219,976
JB Hi-Fi Ltd.	863,636	18,110,240
John David Group PLC	34,500,000	150,731,673
Jumbo SA	1,750,000	24,558,625
K's Denki Corp. (c)	2,400,000	43,298,202
Ku Holdings Co. Ltd. (c)	600,000	4,575,325
Leon's Furniture Ltd.	100,000	1,465,514
Lookers PLC	1,100,000	1,722,831
Mandarake, Inc. (c)	180,000	864,051
Michael Hill International Ltd.	150,000	146,182
Mitsui & Associates Telepark Corp.	15,000	245,771
Mr. Bricolage SA	311,600	4,070,104
Nafco Co. Ltd.	640,400	10,294,270
Nitori Holdings Co. Ltd.	1,600,000	178,832,699
Nojima Co. Ltd.	50,000	550,438
Oriental Watch Holdings Ltd.	6,000,000	1,241,099
Padini Holdings Bhd	2,700,000	1,487,301
Pal Group Holdings Co. Ltd.	25,000	637,897
Sacs Bar Holdings, Inc.	400,000	4,346,825
Samse SA	35,000	5,609,946
Shimamura Co. Ltd.	5,000	654,946
Silvano Fashion Group A/S	9,800	30,589
Sports Direct International PLC (a)(c)	100,000	357,272
Staples, Inc.	5,700,000	52,440,000
Super Retail Group Ltd.	100,000	738,682
The Buckle, Inc.	630,000	13,324,500
Tokatsu Holdings Co. Ltd.	150,000	451,687
Truworths International Ltd.	334,900	2,013,128
United Arrows Ltd.	50,000	1,412,630
Urban Outfitters, Inc. (a)	300,000	7,962,000
Vita Group Ltd.	25,000	60,293
		996,894,477
Textiles, Apparel & Luxury Goods - 2.3%
Belle International Holdings Ltd.	300,000	182,864
Best Pacific International Holdings Ltd.	2,500,000	2,038,034
Coach, Inc.	1,300,000	48,555,000
Deckers Outdoor Corp. (a)	275,000	15,840,000
Embry Holdings Ltd.	1,924,000	861,682
Fossil Group, Inc. (a)	825,000	21,095,250
Fujibo Holdings, Inc.	2,000	59,516
Geox SpA (c)	5,500,000	11,856,688
Gerry Weber International AG (Bearer) (c)	625,000	7,259,638
Hugo Boss AG	250,000	16,003,588
Magni-Tech Industries Bhd	1,250,000	1,354,555
Michael Kors Holdings Ltd. (a)	550,000	23,545,500
Portico International Holdings (a)	12,000,000	4,568,191
Sitoy Group Holdings Ltd.	4,500,000	1,146,414
Swatch Group AG (Bearer)	1,000	353,191
Texwinca Holdings Ltd.	1,800,000	1,153,327
Van de Velde	94,969	6,640,158
Youngone Holdings Co. Ltd.	250,000	12,460,545
Yue Yuen Industrial (Holdings) Ltd.	2,500,000	9,139,236
		184,113,377

TOTAL CONSUMER DISCRETIONARY		1,840,801,610

CONSUMER STAPLES - 5.5%
Beverages - 0.8%
A.G. Barr PLC	400,000	2,526,064
Britvic PLC	2,900,000	22,819,491
C&C Group PLC	410,994	1,753,820
Jinro Distillers Co. Ltd. (b)	376,502	9,529,958
Kweichow Moutai Co. Ltd. (A Shares)	100,000	5,004,904
Lucas Bols BV	120,000	2,247,519
Muhak Co. Ltd.	340,000	6,760,823
Olvi PLC (A Shares)	100,000	3,054,985
Spritzer Bhd	50,000	26,414
Willamette Valley Vineyards, Inc. (a)	5,000	39,750
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,299,993	5,816,013
		59,579,741
Food & Staples Retailing - 2.2%
Ain Holdings, Inc.	450,000	32,999,734
Amsterdam Commodities NV	560,000	12,428,931
Belc Co. Ltd.	30,000	1,105,305
Create SD Holdings Co. Ltd.	930,000	20,492,782
Dong Suh Companies, Inc.	725,000	16,116,217
Genky Stores, Inc. (c)	213,400	11,680,205
Halows Co. Ltd.	63,700	1,299,839
J Sainsbury PLC	200,000	648,876
Majestic Wine PLC	490,277	2,166,399
MARR SpA	800,000	15,527,528
McColl's Retail Group PLC	25,000	56,453
OM2 Network Co. Ltd.	11,300	124,499
Retail Partners Co. Ltd. (c)	443,700	4,794,208
Sapporo Clinical Laboratory	4,100	43,211
Satsudora Holdings Co. Ltd. (a)(b)	400,000	7,035,692
Shoei Foods Corp.	60,000	1,158,445
Tesco PLC (a)	11,000,000	27,022,193
United Natural Foods, Inc. (a)	75,000	3,427,500
Valor Holdings Co. Ltd.	625,000	16,240,811
Woolworths Ltd.	51,734	965,183
		175,334,011
Food Products - 1.6%
Ajinomoto Malaysia Bhd	1,700,000	5,419,122
Astral Foods Ltd.	375,000	4,218,646
Binggrea Co. Ltd.	15,000	840,110
Changshouhua Food Co. Ltd.	1,500,000	740,898
Cranswick PLC	502,941	14,653,327
Fresh Del Monte Produce, Inc.	1,150,000	65,837,500
Japan Meat Co. Ltd.	25,000	400,762
Kaveri Seed Co. Ltd. (a)	550,000	3,738,354
Kawan Food Bhd	150,000	132,069
Kwality Ltd. (a)	50,000	101,792
Lamb Weston Holdings, Inc.	25,000	934,000
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	7,825,168
London Biscuits Bhd (a)	4,000,000	695,338
London Biscuits Bhd warrants 1/26/20 (a)	400,000	15,803
Natori Co. Ltd.	20,000	320,432
Origin Enterprises PLC	25,000	171,425
Pickles Corp.	85,200	1,100,182
President Bakery PCL	16,500	29,962
President Rice Products PCL	110,000	180,944
Prima Meat Packers Ltd.	250,000	976,441
S Foods, Inc. (c)	219,100	5,947,582
Select Harvests Ltd.	1,430,000	6,062,422
Synear Food Holdings Ltd. (a)	1,000,000	7
TER Beke SA	5,000	825,818
Thai Wah PCL	426,000	117,701
Toyo Sugar Refining Co. Ltd.	1,600,000	1,643,787
Want Want China Holdings Ltd.	3,300,000	2,354,402
		125,283,994
Personal Products - 0.8%
Asaleo Care Ltd.	1,000,000	1,145,184
Cyanotech Corp. (a)	10,000	40,000
Herbalife Ltd. (a)	5,000	281,000
Natura Cosmeticos SA	20,000	160,388
Sarantis SA	1,200,000	13,355,574
USANA Health Sciences, Inc. (a)	800,000	49,840,000
		64,822,146
Tobacco - 0.1%
Universal Corp.	119,005	8,092,340

TOTAL CONSUMER STAPLES		433,112,232

ENERGY - 1.7%
Energy Equipment & Services - 0.9%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	1,754,083
Atwood Oceanics, Inc.	1,300,000	15,808,000
Boustead Singapore Ltd.	6,070,060	3,488,664
Fugro NV (Certificaten Van Aandelen) (a)	140,000	2,201,964
Geospace Technologies Corp. (a)(c)	588,000	13,723,920
Gulfmark Offshore, Inc. Class A (a)(b)(c)	2,514,000	4,273,800
National Oilwell Varco, Inc.	200,000	7,562,000
Oceaneering International, Inc.	400,000	11,140,000
Shinko Plantech Co. Ltd.	1,700,000	12,180,498
TechnipFMC PLC (a)	10,000	336,200
		72,469,129
Oil, Gas & Consumable Fuels - 0.8%
Alvopetro Energy Ltd. (a)	2,800,000	559,462
Arch Coal, Inc. (a)	5,000	359,950
Baytex Energy Corp. (a)(c)	600,000	2,393,084
Bonavista Energy Corp.	50,000	177,522
ConocoPhillips Co.	100,000	4,876,000
Contango Oil & Gas Co. (a)	250,000	2,025,000
Fuji Kosan Co. Ltd.	105,000	425,914
International Seaways, Inc. (a)	10,000	173,800
Motor Oil (HELLAS) Corinth Refineries SA	300,000	4,307,205
Murphy Oil Corp.	1,000,000	28,910,000
Petronet LNG Ltd.	100,000	553,877
San-Ai Oil Co. Ltd.	200,000	1,537,508
Tsakos Energy Navigation Ltd.	450,000	2,128,500
World Fuel Services Corp.	350,000	15,568,000
		63,995,822

TOTAL ENERGY		136,464,951

FINANCIALS - 9.1%
Banks - 0.2%
Cambridge Bancorp	5,000	320,000
Central Valley Community Bancorp	25,000	505,750
Citizens Financial Services, Inc.	12,120	618,120
Erste Group Bank AG	5,000	151,886
First Hawaiian, Inc.	100,000	3,299,000
Gree Electric Appliances, Inc. of Zhuhai ELS (A Shares) (BNP Paribas Warrant Program) warrants 11/14/17 (a)(d)	325,000	1,217,513
The Bank of NT Butterfield & Son Ltd.	238,709	7,851,139
Van Lanschot NV unit	81,300	1,753,512
		15,716,920
Capital Markets - 1.4%
ABG Sundal Collier ASA	1,500,000	949,315
BinckBank NV	109,000	624,098
Edify SA (a)	10,068	597,762
Franklin Resources, Inc.	150,000	5,961,000
Goldman Sachs Group, Inc.	400,000	91,728,000
MLP AG	2,340,000	12,074,423
		111,934,598
Consumer Finance - 0.3%
Credit Corp. Group Ltd.	52,450	696,912
Discover Financial Services	300,000	20,784,000
Synchrony Financial	100,000	3,582,000
		25,062,912
Diversified Financial Services - 1.2%
Fuyo General Lease Co. Ltd.	389,400	19,382,057
Kyushu Railway Co.	254,500	6,897,263
Ricoh Leasing Co. Ltd.	1,070,000	32,504,650
Scandinavian Tobacco Group A/S	400,000	6,869,470
Tokyo Century Corp.	750,000	25,540,253
Varex Imaging Corp. (a)	24,000	690,000
		91,883,693
Insurance - 5.8%
AFLAC, Inc.	2,000,000	139,980,000
April	1,129,000	14,503,191
ASR Nederland NV	350,000	9,608,090
Assurant, Inc.	218,100	21,184,053
Delta Lloyd NV	100,000	574,618
Dongbu Insurance Co. Ltd.	800,000	41,054,674
Genworth Financial, Inc. Class A (a)	6,500,000	21,840,000
Kansas City Life Insurance Co.	2,000	92,000
MetLife, Inc.	2,500,000	136,025,000
National Western Life Group, Inc.	11,000	3,224,650
NN Group NV	1,550,000	54,764,654
Sony Financial Holdings, Inc.	1,000,000	16,854,132
		459,705,062
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	150,000	2,142,857
Genworth MI Canada, Inc.	125,000	3,134,486
Genworth Mortgage Insurance Ltd.	3,250,899	8,210,054
Hingham Institution for Savings	10,100	1,953,239
		15,440,636

TOTAL FINANCIALS		719,743,821

HEALTH CARE - 25.2%
Biotechnology - 7.6%
AbbVie, Inc.	1,350,000	82,498,500
Amgen, Inc.	350,000	54,838,000
Biocon Ltd.	50,000	748,685
Biogen, Inc. (a)	260,000	72,082,400
Cell Biotech Co. Ltd.	2,000	61,130
Gilead Sciences, Inc.	1,500,000	108,675,000
United Therapeutics Corp. (a)	1,720,000	281,443,600
		600,347,315
Health Care Equipment & Supplies - 0.9%
Ansell Ltd.	500,000	9,017,376
Fukuda Denshi Co. Ltd.	450,000	25,626,605
Mani, Inc.	5,000	120,760
Medikit Co. Ltd.	10,000	411,832
Microlife Corp.	300,000	730,992
Nakanishi, Inc.	250,000	9,664,777
Paramount Bed Holdings Co. Ltd.	75,000	3,015,676
St.Shine Optical Co. Ltd.	900,000	17,110,979
TaiDoc Technology Corp.	104,999	361,886
Varian Medical Systems, Inc. (a)	60,000	4,659,000
		70,719,883
Health Care Providers & Services - 14.7%
Aetna, Inc.	1,250,000	148,262,500
Almost Family, Inc. (a)	285,700	13,499,325
Amedisys, Inc. (a)(b)	2,200,000	100,804,000
Anthem, Inc.	2,750,000	423,884,995
Chemed Corp.	440,000	73,079,600
EBOS Group Ltd.	487,300	6,042,291
Farmacol SA (a)	50,000	647,864
Humana, Inc.	625,000	124,062,500
Laboratory Corp. of America Holdings (a)	1,000	134,210
LHC Group, Inc. (a)	200,000	10,026,000
Lifco AB	100,018	2,857,461
Life Healthcare Group Ltd.	323,000	580,563
National Healthcare Corp.	25,000	1,871,250
Patterson Companies, Inc.	5,000	208,050
Pelion SA (a)	315,800	4,147,896
Quest Diagnostics, Inc.	335,000	30,793,200
Uchiyama Holdings Co. Ltd.	775,000	3,020,105
UnitedHealth Group, Inc.	1,375,000	222,887,500
		1,166,809,310
Health Care Technology - 0.1%
Cegedim SA (a)	25,000	701,945
Pharmagest Interactive (c)	275,000	10,244,725
		10,946,670
Life Sciences Tools & Services - 0.2%
ICON PLC (a)	140,000	11,768,400
Pharmaceuticals - 1.7%
Apex Healthcare Bhd	715,100	771,685
AstraZeneca PLC sponsored ADR	1,000,000	27,230,000
Biofermin Pharmaceutical Co. Ltd.	100,000	2,530,334
Bliss Gvs Pharma Ltd. (a)	100,000	219,211
Dawnrays Pharmaceutical Holdings Ltd.	1,500,000	914,042
Genomma Lab Internacional SA de CV (a)	4,800,000	5,036,277
Indivior PLC	2,600,000	9,665,214
Kaken Pharmaceutical Co. Ltd.	10,000	506,598
Korea United Pharm, Inc.	10,000	150,221
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	17,213,787
Lee's Pharmaceutical Holdings Ltd.	2,690,122	2,354,541
Nippon Chemiphar Co. Ltd.	10,000	496,856
PT Tempo Scan Pacific Tbk	500,000	69,650
Sanofi SA	50,000	4,018,825
Sanofi SA sponsored ADR	200,000	8,156,000
SciClone Pharmaceuticals, Inc. (a)	5,000	50,750
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd.	200,000	302,549
Stallergenes Greer PLC (a)	104,976	3,684,085
Taro Pharmaceutical Industries Ltd. (a)(c)	175,000	18,285,750
Towa Pharmaceutical Co. Ltd. (c)	150,000	5,832,079
Tsumura & Co.	800,000	23,168,896
Vetoquinol SA	10,000	539,750
		131,197,100

TOTAL HEALTH CARE		1,991,788,678

INDUSTRIALS - 7.2%
Aerospace & Defense - 0.0%
Austal Ltd.	300,000	364,032
Kongsberg Gruppen ASA	10,000	164,887
Orbital ATK, Inc.	5,000	434,750
SIFCO Industries, Inc. (a)	36,000	293,400
The Lisi Group	5,000	180,870
		1,437,939
Air Freight & Logistics - 0.1%
AIT Corp. (c)	900,000	8,696,307
CTI Logistics Ltd.	413,114	266,310
Onelogix Group Ltd.	4,000,000	985,529
SBS Co. Ltd.	150,000	1,072,093
		11,020,239
Building Products - 0.1%
InnoTec TSS AG	50,000	995,569
Nihon Dengi Co. Ltd.	150,000	3,151,182
Noda Corp. (c)	100,000	643,876
Sekisui Jushi Corp.	275,000	4,386,458
Sunspring Metal Corp.	100,000	139,466
		9,316,551
Commercial Services & Supplies - 0.6%
Aeon Delight Co. Ltd.	165,000	4,742,051
Asia File Corp. Bhd	3,525,600	2,801,696
Civeo Corp. (a)	1,000,000	3,540,000
Fursys, Inc.	200,000	5,600,733
Matsuda Sangyo Co. Ltd.	150,000	2,019,307
Mitie Group PLC	2,400,000	6,059,534
Nippon Kanzai Co. Ltd.	20,000	310,690
Prestige International, Inc.	1,811,400	13,219,322
Riverstone Holdings Ltd.	100,000	62,440
VSE Corp.	300,000	11,184,000
		49,539,773
Construction & Engineering - 0.3%
AECOM (a)	150,000	5,539,500
Arcadis NV	500,000	6,784,658
Boustead Projects Pte Ltd. (a)	1,215,269	633,783
Daiichi Kensetsu Corp.	275,000	2,832,566
Hokuriku Electrical Construction Co. Ltd.	25,000	195,953
Joban Kaihatsu Co. Ltd.	25,000	111,372
Meisei Industrial Co. Ltd.	100,000	534,939
Metka Industrial-Construction	300,000	2,092,071
Monadelphous Group Ltd.	10,000	78,798
Nippon Rietec Co. Ltd.	725,000	7,570,410
		26,374,050
Electrical Equipment - 0.4%
Aros Quality Group AB	853,205	22,336,997
Canare Electric Co. Ltd.	50,000	1,003,897
Hammond Power Solutions, Inc. Class A	450,000	2,116,427
Somfy SA	10,000	4,307,205
		29,764,526
Industrial Conglomerates - 0.1%
Carr's Group PLC	350,000	623,025
Nolato AB Series B	35,000	1,036,343
Reunert Ltd.	300,000	1,516,364
		3,175,732
Machinery - 1.2%
Castings PLC	75,000	427,877
Conrad Industries, Inc.	1,000	21,800
Daihatsu Diesel Manufacturing Co. Ltd. (b)	3,184,000	19,119,228
Daiwa Industries Ltd.	1,150,000	9,981,401
Fujimak Corp.	175,000	1,433,664
Fukushima Industries Corp.	60,000	1,899,743
Global Brass & Copper Holdings, Inc.	350,000	11,602,500
Haitian International Holdings Ltd.	3,700,000	7,526,672
Hy-Lok Corp.	75,000	1,286,215
Ihara Science Corp.	200,000	2,063,590
Jaya Holdings Ltd.	1,157,500	151,941
Koike Sanso Kogyo Co. Ltd.	100,000	264,813
Kokusai Co. Ltd. (c)	10,000	75,281
Luxfer Holdings PLC sponsored ADR	5,000	54,600
Mitsuboshi Belting Ltd.	25,000	217,430
Nakano Refrigerators Co. Ltd.	20,000	536,711
Samyoung M-Tek Co. Ltd.	600,000	3,245,820
Sansei Co. Ltd. (b)	550,000	1,154,459
Semperit AG Holding	400,000	12,561,062
SIMPAC, Inc. (b)	2,325,000	9,246,419
Suzumo Machinery Co. Ltd.	10,000	142,060
Teikoku Sen-I Co. Ltd.	800,000	10,790,895
The Weir Group PLC	10,346	260,956
Tocalo Co. Ltd.	100,000	2,271,721
		96,336,858
Professional Services - 3.1%
Akka Technologies SA	1,156,546	47,005,702
Bertrandt AG (c)	20,000	1,990,814
CBIZ, Inc. (a)(b)	2,800,000	36,680,000
Dun & Bradstreet Corp.	875,000	107,292,500
Harvey Nash Group PLC	300,000	231,158
McMillan Shakespeare Ltd.	2,400,000	19,075,277
Robert Half International, Inc.	575,000	27,059,500
SEEK Ltd.	10,000	109,513
WDB Holdings Co. Ltd.	150,000	1,766,894
		241,211,358
Road & Rail - 0.4%
Autohellas SA	596,174	7,632,738
Daqin Railway Co. Ltd. (A Shares)	15,500,012	16,081,911
Hamakyorex Co. Ltd.	92,000	1,765,689
Higashi Twenty One Co. Ltd.	150,000	450,359
STEF-TFE Group	10,000	860,038
Tohbu Network Co. Ltd.	125,000	1,149,145
Utoc Corp.	1,375,000	4,932,026
		32,871,906
Trading Companies & Distributors - 0.9%
AerCap Holdings NV (a)	300,000	13,281,000
Bergman & Beving AB (B Shares)	525,000	12,033,988
Canox Corp.	284,900	2,094,296
Green Cross Co. Ltd. (a)	145,600	2,172,846
HERIGE (a)	60,000	1,827,162
Howden Joinery Group PLC	150,000	712,154
iMarketKorea, Inc.	10,000	90,741
Kamei Corp.	565,800	6,419,182
Lumax International Corp. Ltd.	150,000	245,267
Meiwa Corp.	825,000	2,871,535
Mitani Shoji Co. Ltd.	506,700	14,674,599
Narasaki Sangyo Co. Ltd.	45,000	117,572
Shinsho Corp.	45,000	976,840
Yuasa Trading Co. Ltd.	331,100	8,958,555
		66,475,737

TOTAL INDUSTRIALS		567,524,669

INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 0.8%
Cisco Systems, Inc.	2,000,000	61,440,000
HF Co.	225,000	2,273,427
		63,713,427
Electronic Equipment & Components - 1.5%
AAC Technology Holdings, Inc.	400,000	4,107,878
Daido Signal Co. Ltd.	150,000	588,522
Elematec Corp.	400,000	6,784,164
Insight Enterprises, Inc. (a)	850,000	31,560,500
Intelligent Digital Integrated Security Co. Ltd.	129,285	1,072,103
Lacroix SA (b)	376,493	7,860,244
Macnica Fuji Electronics Holdings, Inc.	2,520,000	35,508,989
Makus, Inc.	200,000	581,782
Redington India Ltd.	2,261,800	3,428,797
Riken Kieki Co. Ltd.	500,000	7,532,548
Shibaura Electronics Co. Ltd.	233,200	5,256,346
Simplo Technology Co. Ltd.	2,000,000	5,995,415
VST Holdings Ltd.	20,443,500	7,164,330
		117,441,618
Internet Software & Services - 0.3%
AuFeminin.com SA (a)	125,018	4,048,708
CROOZ, Inc. (c)	20,000	527,854
E-Credible Co. Ltd.	25,000	253,987
F@N Communications, Inc. (c)	500,000	3,254,805
GMO Internet, Inc.	5,000	72,580
GMO Pepabo, Inc. (c)	45,000	1,432,778
Yahoo! Japan Corp.	2,900,000	12,174,298
Zappallas, Inc. (a)(b)	1,100,000	4,335,311
		26,100,321
IT Services - 6.4%
Amdocs Ltd.	1,350,000	79,258,500
Calian Technologies Ltd.	309,000	6,423,401
Computer Services, Inc.	5,000	210,000
Data#3 Ltd.	500,001	682,561
Dimerco Data System Corp.	425,000	420,360
eClerx Services Ltd.	129,101	2,890,264
Estore Corp. (c)	496,000	4,792,631
Future Corp.	203,800	1,433,152
ManTech International Corp. Class A	350,000	13,629,000
Neurones	10,000	242,348
Nice Information & Telecom, Inc.	125,000	3,022,876
Persistent Systems Ltd.	100,000	880,619
Shinsegae Information & Communication Co. Ltd.	28,000	1,704,359
Societe Pour L'Informatique Industrielle SA	174,000	3,615,785
Softcreate Co. Ltd.	25,000	306,882
Sopra Steria Group	550,000	63,736,379
Syntel, Inc.	260,000	5,475,600
Tessi SA	199,798	31,705,245
The Western Union Co.	14,170,000	277,448,600
TravelSky Technology Ltd. (H Shares)	350,000	786,173
Wipro Ltd.	971,092	6,598,816
		505,263,551
Semiconductors & Semiconductor Equipment - 0.1%
e-LITECOM Co. Ltd.	50,000	402,037
Miraial Co. Ltd. (b)	631,900	5,406,212
Phison Electronics Corp.	100,000	791,908
		6,600,157
Software - 0.7%
Ebix, Inc.	318,700	17,687,850
GAMEVIL, Inc. (a)	5,000	192,986
InfoVine Co. Ltd.	63,600	1,424,826
Justplanning, Inc.	66,800	427,742
KPIT Cummins Infosystems Ltd.	1,600,000	3,084,352
KSK Co., Ltd.	121,900	1,293,386
Nets A/S (d)	25,300	446,247
Oracle Corp.	650,000	26,071,500
Uchida Esco Co. Ltd. (b)	315,400	3,268,249
Vitec Software Group AB	100,000	874,576
		54,771,714
Technology Hardware, Storage & Peripherals - 4.3%
Hewlett Packard Enterprise Co.	6,700,000	151,956,000
HP, Inc.	7,100,000	106,855,000
Seagate Technology LLC	1,750,000	79,012,500
TPV Technology Ltd.	25,000,000	4,585,182
		342,408,682

TOTAL INFORMATION TECHNOLOGY		1,116,299,470

MATERIALS - 2.2%
Chemicals - 1.5%
Bloomage BioTechnology Corp. Ltd.	725,000	1,118,790
C. Uyemura & Co. Ltd.	100,000	4,552,298
Chokwang Paint Ltd.	50,000	428,955
Chugoku Marine Paints Ltd.	650,000	4,737,844
Daishin-Chemical Co. Ltd. (b)	270,000	3,945,620
Fuso Chemical Co. Ltd.	544,900	12,064,919
Green Seal Holding Ltd.	50,000	245,267
Hannong Chemicals, Inc. (b)	1,288,000	6,922,957
K&S AG (c)	800,000	20,242,784
KPX Green Chemical Co. Ltd.	50,000	194,723
Kuriyama Holdings Corp.	25,000	408,068
Nippon Soda Co. Ltd.	100,000	487,114
NOF Corp.	100,000	1,048,623
Potash Corp. of Saskatchewan, Inc.	300,000	5,581,556
Robertet SA	1,000	395,367
Scientex Bhd	4,000,000	6,312,225
Soda Aromatic Co. Ltd.	140,100	916,960
T&K Toka Co. Ltd.	150,000	1,380,303
Tae Kyung Industrial Co. Ltd.	900,000	3,657,409
Toho Acetylene Co. Ltd.	75,000	593,836
Yara International ASA	910,000	38,350,398
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	330,000	855,934
		114,441,950
Construction Materials - 0.1%
Mitani Sekisan Co. Ltd.	375,000	9,771,057
RHI AG	10,000	246,072
		10,017,129
Containers & Packaging - 0.0%
Chuoh Pack Industry Co. Ltd.	12,000	127,004
Mayr-Melnhof Karton AG	25,000	2,818,844
		2,945,848
Metals & Mining - 0.6%
Alconix Corp.	9,000	142,281
Ausdrill Ltd. (a)	8,400,000	8,918,784
Chubu Steel Plate Co. Ltd.	379,600	2,151,661
Compania de Minas Buenaventura SA sponsored ADR	350,000	4,826,500
Compass Minerals International, Inc.	10,000	836,000
Handy & Harman Ltd. (a)	100,000	2,820,000
Nippon Steel & Sumitomo Metal Corp.	52,500	1,272,396
Orvana Minerals Corp. (a)	50,000	9,030
Pacific Metals Co. Ltd. (a)(c)	7,000,000	22,132,672
Teck Resources Ltd. Class B (sub. vtg.)	10,000	245,072
		43,354,396

TOTAL MATERIALS		170,759,323

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
HFF, Inc.	10,000	296,800
Lai Sun Garment (International) Ltd.	1,018,709	215,771
Leopalace21 Corp.	500,000	2,869,542
Nisshin Fudosan Co. Ltd. (b)	2,600,000	12,181,383
Tai Cheung Holdings Ltd.	100,000	91,073
		15,654,569
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	85,000	2,676,247
UTILITIES - 0.7%
Electric Utilities - 0.0%
EVN AG	10,000	122,415
Public Power Corp. of Greece (a)	25,000	69,898
		192,313
Gas Utilities - 0.7%
Busan City Gas Co. Ltd.	35,000	1,042,431
Enagas SA	200,000	4,900,930
GAIL India Ltd.	5,000,000	34,670,073
Hokuriku Gas Co.	25,000	601,143
K&O Energy Group, Inc.	200,000	3,156,496
Rubis	10,000	841,362
Seoul City Gas Co. Ltd.	76,484	5,326,355
YESCO Co. Ltd.	235,000	7,417,498
		57,956,288
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	303,445

TOTAL UTILITIES		58,452,046

TOTAL COMMON STOCKS
(Cost $5,205,305,986)		7,053,277,616

Nonconvertible Preferred Stocks - 0.1%
INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	159,766
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	7,302,818
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,509,708)		7,462,584

Money Market Funds - 11.9%
Fidelity Cash Central Fund, 0.62% (e)	845,877,291	846,046,466
Fidelity Securities Lending Cash Central Fund 0.65% (e)(f)	94,667,256	94,686,190
TOTAL MONEY MARKET FUNDS
(Cost $940,594,896)		940,732,656
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $6,150,410,590)		8,001,472,856
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(86,434,622)
NET ASSETS - 100%		$7,915,038,234

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,663,760 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,705,875
Fidelity Securities Lending Cash Central Fund	2,024,657
Total	$3,730,532

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amedisys, Inc.	$117,810,000	$--	$--	$--	$100,804,000
CBIZ, Inc.	30,268,000	--	--	--	36,680,000
Chori Co. Ltd.	21,454,810	--	--	223,011	24,876,016
Daihatsu Diesel Manufacturing Co. Ltd.	17,807,163	--	--	--	19,119,228
Daishin-Chemical Co. Ltd.	2,748,995	269,320	--	--	3,945,620
Fuji Corp.	9,845,160	--	--	150,119	10,688,865
G-Tekt Corp.	38,160,465	--	--	401,336	46,984,324
Gendai Agency, Inc.	4,353,168	--	--	91,171	4,652,378
Gulfmark Offshore, Inc. Class A	7,290,600	--	--	--	4,273,800
Gwangju Shinsegae Co. Ltd.	21,831,698	--	--	83,818	20,461,365
Hannong Chemicals, Inc.	4,774,443	--	--	88,697	6,922,957
Jinro Distillers Co. Ltd.	10,899,806	400,792	--	284,065	9,529,958
Lacroix SA	7,176,672	--	--	--	7,860,244
MegaStudy Co. Ltd.	10,972,336	--	--	149,703	10,869,749
MegaStudyEdu Co. Ltd.	8,884,436	--	--	173,277	8,803,329
Miraial Co. Ltd.	4,502,855	--	--	49,397	5,406,212
Nisshin Fudosan Co. Ltd.	8,878,686	--	--	--	12,181,383
Sansei Co. Ltd.	1,041,822	--	--	--	1,154,459
Satsudora Holdings Co. Ltd. (formerly Sapporo Drug Store Co. Ltd.)	8,289,984	--	--	--	7,035,692
SIMPAC, Inc.	10,801,806	--	--	192,131	9,246,419
TBK Co. Ltd.	6,623,944	--	--	128,712	7,859,357
Treasure Factory Co. Ltd.	7,938,429	--	--	62,317	6,470,862
Uchida Esco Co. Ltd.	2,414,074	--	--	--	3,268,249
Yorozu Corp.	26,169,214	--	--	274,567	23,375,078
Zappallas, Inc.	3,937,668	--	--	--	4,335,311
Total	$394,876,234	$670,112	$--	$2,352,321	$396,804,855

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,840,801,610	$1,788,385,687	$52,415,923	$--
Consumer Staples	433,112,232	402,994,732	30,117,493	7
Energy	136,464,951	136,464,951	--	--
Financials	719,743,821	718,526,308	1,217,513	--
Health Care	1,991,788,678	1,984,198,721	7,589,957	--
Industrials	567,684,435	560,157,763	7,526,672	--
Information Technology	1,116,299,470	1,093,057,091	23,242,379	--
Materials	178,062,141	176,943,351	1,118,790	--
Real Estate	15,654,569	15,347,725	306,844	--
Telecommunication Services	2,676,247	2,676,247	--	--
Utilities	58,452,046	58,452,046	--	--
Money Market Funds	940,732,656	940,732,656	--	--
Total Investments in Securities:	$8,001,472,856	$7,877,937,278	$123,535,571	$7

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$72,955,437
Level 2 to Level 1	$1,045,065,079

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	60.3%
Japan	14.8%
Korea (South)	4.4%
United Kingdom	3.6%
France	2.8%
Netherlands	1.5%
Cayman Islands	1.3%
Ireland	1.2%
Bermuda	1.2%
Bailiwick of Guernsey	1.0%
Others (Individually Less Than 1%)	7.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $91,538,221) — See accompanying schedule: Unaffiliated issuers (cost $4,854,123,569)	$6,663,935,345
Fidelity Central Funds (cost $940,594,896)	940,732,656
Other affiliated issuers (cost $355,692,125)	396,804,855
Total Investments (cost $6,150,410,590)		$8,001,472,856
Foreign currency held at value (cost $24,136)		24,134
Receivable for investments sold		18,289,597
Receivable for fund shares sold		2,652,013
Dividends receivable		8,134,486
Distributions receivable from Fidelity Central Funds		718,894
Prepaid expenses		11,395
Other receivables		18,927
Total assets		8,031,322,302
Liabilities
Payable for investments purchased	$17,639,674
Accrued management fee	3,269,603
Other affiliated payables	489,210
Other payables and accrued expenses	219,709
Collateral on Securities Loaned	94,665,872
Total liabilities		116,284,068
Net Assets		$7,915,038,234
Net Assets consist of:
Paid in capital		$6,041,403,074
Distributions in excess of net investment income		(3,847,256)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,131,893
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,851,350,523
Net Assets		$7,915,038,234
Series Intrinsic Opportunities:
Net Asset Value, offering price and redemption price per share ($3,068,955,536 ÷ 197,476,789 shares)		$15.54
Class F:
Net Asset Value, offering price and redemption price per share ($4,846,082,698 ÷ 311,585,798 shares)		$15.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends (including $2,352,321 earned from other affiliated issuers)		$63,401,454
Income from Fidelity Central Funds		3,730,532
Total income		67,131,986
Expenses
Management fee
Basic fee	$20,413,349
Performance adjustment	(2,457,351)
Transfer agent fees	2,280,992
Accounting and security lending fees	601,662
Custodian fees and expenses	270,574
Independent trustees' fees and expenses	15,227
Audit	40,072
Legal	12,442
Miscellaneous	48,560
Total expenses before reductions	21,225,527
Expense reductions	(35,110)	21,190,417
Net investment income (loss)		45,941,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	108,643,194
Fidelity Central Funds	(2,140)
Foreign currency transactions	(1,400,817)
Total net realized gain (loss)		107,240,237
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $90,884)	332,079,286
Assets and liabilities in foreign currencies	369,043
Total change in net unrealized appreciation (depreciation)		332,448,329
Net gain (loss)		439,688,566
Net increase (decrease) in net assets resulting from operations		$485,630,135

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,941,569	$87,925,156
Net realized gain (loss)	107,240,237	(44,739,155)
Change in net unrealized appreciation (depreciation)	332,448,329	29,082,263
Net increase (decrease) in net assets resulting from operations	485,630,135	72,268,264
Distributions to shareholders from net investment income	(102,338,705)	(103,150,030)
Distributions to shareholders from net realized gain	(18,472,180)	(239,019,097)
Total distributions	(120,810,885)	(342,169,127)
Share transactions - net increase (decrease)	448,049,701	974,036,633
Total increase (decrease) in net assets	812,868,951	704,135,770
Net Assets
Beginning of period	7,102,169,283	6,398,033,513
End of period	$7,915,038,234	$7,102,169,283
Other Information
Undistributed net investment income end of period	$–	$52,549,880
Distributions in excess of net investment income end of period	$(3,847,256)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Intrinsic Opportunities Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$14.80	$15.58	$14.47	$12.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.18	.24C	.21	.12
Net realized and unrealized gain (loss)	.88	(.16)	1.49	1.84	2.69
Total from investment operations	.97	.02	1.73	2.05	2.81
Distributions from net investment income	(.19)	(.23)	(.21)	(.15)	(.03)
Distributions from net realized gain	(.04)	(.58)	(.42)	(.21)	–
Total distributions	(.23)	(.80)D	(.62)E	(.36)	(.03)
Net asset value, end of period	$15.54	$14.80	$15.58	$14.47	$12.78
Total ReturnF,G	6.61%	.43%	12.35%	16.35%	28.19%
Ratios to Average Net AssetsH,I
Expenses before reductions	.67%J	.79%	.82%	.81%	.81%J
Expenses net of fee waivers, if any	.66%J	.79%	.82%	.81%	.81%J
Expenses net of all reductions	.66%J	.79%	.82%	.81%	.79%J
Net investment income (loss)	1.14%J	1.28%	1.60%C	1.55%	1.58%J
Supplemental Data
Net assets, end of period (000 omitted)	$3,068,956	$2,776,843	$2,619,363	$2,479,629	$1,995,564
Portfolio turnover rateK	10%J	14%	10%	16%	7%J

 A For the period December 6, 2012 (commencement of operations) to July 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.18%.

 D Total distributions of $.80 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.576 per share.

 E Total distributions of $.62 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.416 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Intrinsic Opportunities Fund Class F

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$14.82	$15.60	$14.49	$12.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.20	.26C	.24	.13
Net realized and unrealized gain (loss)	.88	(.15)	1.50	1.83	2.70
Total from investment operations	.98	.05	1.76	2.07	2.83
Distributions from net investment income	(.22)	(.25)	(.23)	(.17)	(.03)
Distributions from net realized gain	(.04)	(.58)	(.42)	(.21)	–
Total distributions	(.25)D	(.83)	(.65)	(.38)	(.03)
Net asset value, end of period	$15.55	$14.82	$15.60	$14.49	$12.80
Total ReturnE,F	6.70%	.61%	12.52%	16.48%	28.40%
Ratios to Average Net AssetsG,H
Expenses before reductions	.51%I	.63%	.66%	.64%	.62%I
Expenses net of fee waivers, if any	.51%I	.63%	.66%	.64%	.62%I
Expenses net of all reductions	.51%I	.62%	.66%	.64%	.60%I
Net investment income (loss)	1.29%I	1.44%	1.76%C	1.72%	1.77%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,846,083	$4,325,327	$3,778,670	$3,475,538	$2,485,841
Portfolio turnover rateJ	10%I	14%	10%	16%	7%I

 A For the period December 6, 2012 (commencement of operations) to July 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.34%.

 D Total Distribution of $.25 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.037 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Intrinsic Opportunities and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017 including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,383,440,976
Gross unrealized depreciation	(553,424,393)
Net unrealized appreciation (depreciation) on securities	$1,830,016,583
Tax cost	$6,171,456,273

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(19,628,728)
Long-term	(22,005,042)
Total no expiration	$(41,633,770)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $453,866,170 and $346,525,395, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Intrinsic Opportunities as compared to its benchmark index, the Russell 3000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Intrinsic Opportunities. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Intrinsic Opportunities	$2,280,992.16

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9,727 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $713,658.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,957 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,035,920. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $289,949 from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $412.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $34,698.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Series Intrinsic Opportunities	$37,121,067	$39,337,484
Class F	65,217,638	63,812,546
Total	$102,338,705	$103,150,030
From net realized gain
Series Intrinsic Opportunities	$7,186,687	$97,447,233
Class F	11,285,493	141,571,864
Total	$18,472,180	$239,019,097

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Series Intrinsic Opportunities
Shares sold	9,066,678	10,630,599	$138,278,801	$149,097,059
Reinvestment of distributions	2,936,245	9,698,211	44,307,754	136,784,717
Shares redeemed	(2,162,714)	(803,864)	(33,024,641)	(11,429,286)
Net increase (decrease)	9,840,209	19,524,946	$149,561,914	$274,452,490
Class F
Shares sold	18,030,143	36,940,681	$273,440,461	$519,763,162
Reinvestment of distributions	5,068,588	14,556,463	76,503,131	205,384,410
Shares redeemed	(3,365,324)	(1,797,099)	(51,455,805)	(25,563,429)
Net increase (decrease)	19,733,407	49,700,045	$298,487,787	$699,584,143

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Series Intrinsic Opportunities	.66%
Actual		$1,000.00	$1,066.10	$3.44
Hypothetical-C		$1,000.00	$1,021.88	$3.36
Class F	.51%
Actual		$1,000.00	$1,067.00	$2.66
Hypothetical-C		$1,000.00	$1,022.63	$2.60

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

O2T-SANN-0317
1.951015.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 27, 2017